SEC. File Nos. 2- 50700
                                                                        811-2444



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 50
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 31



                         THE BOND FUND OF AMERICA, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                         The Bond Fund of America, Inc.
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)



                  Approximate date of proposed public offering:
       It is proposed that this filing become effective on March 1, 2003, pursuant to paragraph (b) of rule 485.

[LOGO - American Funds(SM)]               The right choice for the long term/SM/




The Bond Fund
of America/SM/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
19    Sales Charge Reductions and Waivers
21    Plans of Distribution
21    How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 March 1, 2003

Risk/Return Summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking income and more price stability than that offered by stocks, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge;
if one were included, results would be lower)
[BAR CHART]
1993    14.13
1994    -5.02
1995    18.25
1996     6.71
1997     9.24
1998     5.17
1999     2.29
2000     6.19
2001     7.15
2002     6.11
[END BAR CHART]


Highest/lowest quarterly results during this time period were:



HIGHEST                      6.08%  (quarter ended June 30, 1995)
LOWEST                      -3.68%  (quarter ended March 31, 1994)





                                     2
The Bond Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced for purchases of $100,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 5/28/74
 Before Taxes                         2.12%     4.56%       6.45%      9.37%
 After Taxes on Distributions        -0.46%     1.69%       3.35%       N/A
 After Taxes on Distributions and     1.23%     2.19%       3.58%       N/A
Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         0.32%      N/A         N/A       4.43%
-------------------------------------------------------------------------------
 CLASS C - BEGAN 3/15/01
 Before Taxes                         4.20%      N/A         N/A       4.47%
-------------------------------------------------------------------------------
 CLASS F - BEGAN 3/15/01
 Before Taxes                         6.04%      N/A         N/A       5.23%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 Lehman Brothers Aggregate Bond      10.25%     7.55%       7.51%       N/A
Index/2/
 Lipper Average of Corporate Debt     8.42%     6.09%       6.84%      9.02%
A-Rated Bond Funds/3/
 Consumer Price Index/4/              2.38%     2.32%       2.46%      4.70%
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2002: 5.30%
 (For current yield information, please call American FundsLine at
1-800-325-3590.)



                                     3
                                          The Bond Fund of America / Prospectus

1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     4
The Bond Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on               3.75%/2/     none        none          none           none
 purchases (as a
 percentage of
 offering price)
----------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none           none
 imposed on
 reinvested dividends
----------------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/        none           none
 sales charge
----------------------------------------------------------------------------------------
 Redemption or             none        none        none          none           none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $100,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees              0.31%     0.31%     0.31%     0.31%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.25%
 Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses               0.15%     0.16%     0.24%     0.21%
-------------------------------------------------------------------------------
 Total Annual Fund            0.71%     1.47%     1.55%     0.77%
 Operating Expenses
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/3/
-------------------------------------------------------------------------------
 Management Fees              0.31%     0.31%     0.31%     0.31%      0.31%
-------------------------------------------------------------------------------
 Distribution and/or          0.15%     1.00%     1.00%     0.50%      0.25%
 Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/            0.29%     0.33%     0.32%     0.32%      0.28%
-------------------------------------------------------------------------------
 Total Annual Fund            0.75%     1.64%     1.63%     1.13%      0.84%
 Operating Expenses



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
2 Annualized.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
                                          The Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 Class A/1/                        $445       $594        $  755      $1,224
-------------------------------------------------------------------------------
 Class B - assuming                $650       $865        $1,003      $1,551
redemption/2/
-------------------------------------------------------------------------------
 Class B - assuming no             $150       $465        $  803      $1,551
redemption
-------------------------------------------------------------------------------
 Class C - assuming                $258       $490        $  845      $1,845
redemption/3/
-------------------------------------------------------------------------------
 Class C - assuming no             $158       $490        $  845      $1,845
redemption
-------------------------------------------------------------------------------
 Class F - excludes                $ 79       $246        $  428      $  954
intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A/1/                    $449       $606        $  776      $1,270
-------------------------------------------------------------------------------
 Class 529-B - assuming            $667       $917        $1,092      $1,706
redemption/2/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $167       $517        $  892      $1,706
redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $266       $514        $  887      $1,933
redemption/3/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $166       $514        $  887      $1,933
redemption
-------------------------------------------------------------------------------
 Class 529-E                       $115       $359        $  622      $1,375
-------------------------------------------------------------------------------
 Class 529-F - excludes            $ 86       $268        $  466      $1,037
intermediary fees/4/



1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                     6
The Bond Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. It is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would


                                     7
                                          The Bond Fund of America / Prospectus
reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.




 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 CLASS A - BEGAN 5/28/74
 Before Taxes                         6.11%     5.37%       6.86%      9.52%
 After Taxes on Distributions         3.43%     2.48%       3.75%       N/A
 After Taxes on Distributions and     3.68%     2.84%       3.93%       N/A
Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         5.28%      N/A         N/A       5.72%
-------------------------------------------------------------------------------
 CLASS C - BEGAN 3/15/01
 Before Taxes                         5.20%      N/A         N/A       4.47%
-------------------------------------------------------------------------------
 CLASS F - BEGAN 3/15/01
 Before Taxes                         6.04%      N/A         N/A       5.23%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 Lehman Brothers Aggregate Bond      10.25%     7.55%       7.51%       N/A
Index/2/
 Lipper Average of Corporate Debt     8.42%     6.09%       6.84%      9.02%
A-Rated Bond Funds/3/
 Consumer Price Index/4/              2.38%     2.32%       2.46%      4.70%
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2002: 5.97%/5/
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)



1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     8
The Bond Fund of America / Prospectus

Holdings by Investment Type as of January 31, 2003
[PIE CHART]
Corporate bonds 49.6%
U.S. Treasury notes & bonds 11.7
Federal Agency mortgage pass-through securities 10.2
Governments & governmental bodies
(excluding U.S.) 6.7
Asset-backed securities 6.6
Commercial & other mortgage-backed securities 5.8
Federal Agency notes & bonds 1.9
Taxable municipal obligations 0.5
Equity-related securities 0.2
Cash & equivalents 6.8
[END PIE CHART]




 HOLDINGS BY QUALITY RATING AS OF JANUARY 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. Treasury & Agency                                23.8%
-------------------------------------------------------------------------------
 Cash & Equivalents                                     6.8
-------------------------------------------------------------------------------
 Aaa/AAA                                               13.4
-------------------------------------------------------------------------------
 Aa/AA                                                  5.2
-------------------------------------------------------------------------------
 A/A                                                   21.8
-------------------------------------------------------------------------------
 Baa/BBB                                               14.7
-------------------------------------------------------------------------------
 Ba/BB                                                  4.4
-------------------------------------------------------------------------------
 B/B                                                    5.8
-------------------------------------------------------------------------------
 Caa/CCC                                                3.4
-------------------------------------------------------------------------------
 Ca/CC                                                  0.2
-------------------------------------------------------------------------------
 C/C                                                    0.2
-------------------------------------------------------------------------------
 Other                                                  0.3
-------------------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     9
                                          The Bond Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years             Senior Vice President and Director, Capital
 President, Principal             (since the fund's        Research and Management Company
 Executive Officer and               inception)
 Director                                                  Investment professional for 51 years in total;
                                                           36 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                      8 years             Senior Vice President and Director, Capital
 Senior Vice President                                     Research and Management Company

                                                           Investment professional for 22 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK R. MACDONALD                     4 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 17 years in total;
                                                           9 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         14 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 21 years in total;
                                                           20 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK H. DALZELL                       9 years             Vice President - Investment Management Group,
                                                           Capital Research and Management Company

                                                           Investment professional for 25 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       5 years             Senior Vice President, Capital Research Company
                                 (plus 7 years prior
                              experience as a research     Investment professional for 15 years in total;
                              professional for the fund)   13 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------



                                     10
The Bond Fund of America / Prospectus

                                     11
                                          The Bond Fund of America / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     12
The Bond Fund of America / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     13
                                          The Bond Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none




                                     14
The Bond Fund of America / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     15
                                          The Bond Fund of America / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                    $     50
    For a retirement plan account through payroll deduction           $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                                 $     50
    For a retirement plan account through payroll deduction           $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                  $100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                  $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


                                     16
The Bond Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.



                                        SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%            3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%            2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%            2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%            1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%            1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none        see below
 investments described below
----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     17
                                          The Bond Fund of America / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.


                                     18
The Bond Fund of America / Prospectus

Sales Charge Reductions and Waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with acco unts of the primary beneficiary of the trust;

 .solel y controlled business accounts;

 .singl e-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.


                                     19
                                          The Bond Fund of America / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).


                                     20
The Bond Fund of America / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B,
529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


                                     21
                                          The Bond Fund of America / Prospectus

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     22
The Bond Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     23
                                          The Bond Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                              Net (losses)
                                                                gains on
                                      Net asset                securities
                                       value,       Net      (both realized  Total from
                                      beginning  investment       and        investment
                                      of period    income     unrealized)    operations
-----------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                  $12.79       $.82         $(.08)         $.74
Year ended 12/31/2001                   12.79        .93          (.03)          .90
Year ended 12/31/2000                   12.98        .94          (.17)          .77
Year ended 12/31/1999                   13.61        .93          (.63)          .30
Year ended 12/31/1998                   14.00        .94          (.24)          .70
-----------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2002                   12.79        .72          (.08)          .64
Year ended 12/31/2001                   12.79        .83          (.03)          .80
Period from 3/15/2000 to 12/31/2000     12.92        .62          (.08)          .54
-----------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2002                   12.79        .71          (.08)          .63
Period from 3/15/2001 to 12/31/2001     13.05        .63          (.27)          .36
-----------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2002                   12.79        .81          (.08)          .73
Period from 3/15/2001 to 12/31/2001     13.05        .70          (.27)          .43
-----------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 12/31/2002     12.76        .69          (.04)          .65
-----------------------------------------------------------------------------------------
CLASS 529-B:
Period from 2/15/2002 to 12/31/2002     12.76        .60          (.04)          .56
-----------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/19/2002 to 12/31/2002    12.73        .60          (.02)          .58
CLASS 529-E:
 Period from 3/7/2002 to 12/31/2002     12.70        .61           .02           .63
-----------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/26/2002 to 12/31/2002    12.31        .19           .40           .59
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                                 Net assets,
                                      (from net   Distributions     dividends      Net asset                  end of
                                      investment      (from            and       value, end of    Total       period
                                       income)    capital gains)  distributions     period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                   $(.83)        $   -          $ (.83)        $12.70        6.11%       $12,600
Year ended 12/31/2001                    (.90)            -            (.90)         12.79        7.15         11,223
Year ended 12/31/2000                    (.96)            -            (.96)         12.79        6.19          9,366
Year ended 12/31/1999                    (.93)            -            (.93)         12.98        2.29          9,477
Year ended 12/31/1998                    (.95)         (.14)          (1.09)         13.61        5.17          9,541
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2002                    (.73)            -            (.73)         12.70        5.28            939
Year ended 12/31/2001                    (.80)            -            (.80)         12.79        6.37            471
Period from 3/15/2000 to 12/31/2000      (.67)            -            (.67)         12.79        4.33             88
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2002                    (.72)            -            (.72)         12.70        5.20            554
Period from 3/15/2001 to 12/31/2001      (.62)            -            (.62)         12.79        2.83            188
--------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2002                    (.82)            -            (.82)         12.70        6.04            180
Period from 3/15/2001 to 12/31/2001      (.69)            -            (.69)         12.79        3.35             76
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 12/31/2002      (.71)            -            (.71)         12.70        5.33             50
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Period from 2/15/2002 to 12/31/2002      (.62)            -            (.62)         12.70        4.55             17
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/19/2002 to 12/31/2002     (.61)            -            (.61)         12.70        4.75             28
CLASS 529-E:
 Period from 3/7/2002 to 12/31/2002      (.63)            -            (.63)         12.70        5.14              3
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/26/2002 to 12/31/2002     (.20)            -            (.20)         12.70        4.81           -/4/



                                       Ratio of      Ratio of
                                      expenses to   net income
                                      average net   to average
                                        assets      net assets
----------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                    .71 %        6.59 %
Year ended 12/31/2001                    .71          7.17
Year ended 12/31/2000                    .72          7.35
Year ended 12/31/1999                    .69          6.96
Year ended 12/31/1998                    .66          6.94
----------------------------------------------------------------
CLASS B:
Year ended 12/31/2002                   1.47          5.77
Year ended 12/31/2001                   1.45          6.30
Period from 3/15/2000 to 12/31/2000     1.42/5/       6.65/5/
----------------------------------------------------------------
CLASS C:
Year ended 12/31/2002                   1.55          5.66
Period from 3/15/2001 to 12/31/2001     1.57/5/       6.25/5/
----------------------------------------------------------------
CLASS F:
Year ended 12/31/2002                    .77          6.44
Period from 3/15/2001 to 12/31/2001      .79/5/       7.03/5/
----------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 12/31/2002      .75/5/       6.46/5/
----------------------------------------------------------------
CLASS 529-B:
Period from 2/15/2002 to 12/31/2002     1.64/5/       5.57/5/
----------------------------------------------------------------
CLASS 529-C:
 Period from 2/19/2002 to 12/31/2002    1.63/5/       5.58/5/
CLASS 529-E:
 Period from 3/7/2002 to 12/31/2002     1.13/5/       6.06/5/
----------------------------------------------------------------
CLASS 529-F:
 Period from 9/26/2002 to 12/31/2002     .30          1.51


The Bond Fund of America / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         64%         62%         47%          66%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than 1 million.
5 Annualized.
                                          The Bond Fund of America / Prospectus

NOTES


                                     26
The Bond Fund of America / Prospectus

NOTES


                                     27
                                          The Bond Fund of America / Prospectus

[LOGO - American Funds(SM)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR COLLEGEAMERICA      American Funds Service Company
                                  800 /421-0180, ext. 529
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2444
BFA-010-0303/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

[LOGO - American Funds(SM)]               The right choice for the long term/SM/




The Bond Fund
of America/SM/
































 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 March 1, 2003

Class R-5 shares of The Bond Fund of America are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.31%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                none
---------------------------------------------------------------------
 Other Expenses                                         0.11%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.42%


1 Annualized.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                   ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-----------------------------------------------------------------
 Class R-5           $43        $135         $235        $530
-----------------------------------------------------------------

Purchase and Exchange of Shares - pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 17-18

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-25

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                  Net
                                                                gains on
                                      Net asset                securities
                                       value,       Net      (both realized  Total from
                                      beginning  investment       and        investment
                                      of period    income     unrealized)    operations
-----------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 12/31/2002   $12.66       $.52          $.05          $.57
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total                              Net assets,
                                      (from net   Distributions     dividends      Net asset               end of
                                      investment      (from            and       value, end of  Total      period
                                       income)    capital gains)  distributions     period      return  (in millions)
-----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 12/31/2002    $(.53)          -            $(.53)         $12.70      4.66%        $78



                                       Ratio of     Ratio of net
                                      expenses to      income
                                      average net    to average
                                        assets       net assets
-----------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 12/31/2002     .42%/3/       6.75%/3/



                                          YEAR ENDED DECEMBER 31
                           2002         2001        2000        1999         1998
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        50%         64%         62%         47%          66%
OF SHARES



1 Based on operations for the period shown and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Annualized.

                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                               March 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the "fund or "BFA") dated March 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       11
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       35
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       39
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Shareholder Account Services and Privileges . . . . . . . . . . . .       43
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       46
General Information . . . . . . . . . . . . . . . . . . . . . . . .       47
Class A Share Investment Results and Related Statistics . . . . . .       48
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Financial Statements




                       The Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or in unrated securities that are determined to be of equivalent quality at time of purchase, including U.S. government securities, and cash or money market instruments.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined to be of equivalent quality. However, it is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange, or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America - Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

                       The Bond Fund of America - Page 3

INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

                       The Bond Fund of America - Page 4

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages ("IOs") and others may only receive the principal payments ("POs"); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.

                       The Bond Fund of America - Page 5

INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in debt securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

                       The Bond Fund of America - Page 6

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which are the transfer of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                       The Bond Fund of America - Page 7

LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.



INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy

                       The Bond Fund of America - Page 8
of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 50%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                       The Bond Fund of America - Page 9

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5. Invest more than 15% of the value of its net assets in securities that are illiquid;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10. Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.


NON-FUNDAMENTAL POLICIES - The fund has adopted the following non-fundamental investment policy, which may be changed by action of the Board of Directors without shareholder approval: the fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

                       The Bond Fund of America - Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                                former United States
 Age: 68                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight Ridder,
                                                    Inc. (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1974        Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and Chief Executive                          IHOP Corporation;
 Age: 69                                            Officer, The Mission Group                             Southwest Water Company;
                                                    (non-utility holding company                           Valero L.P.
                                                    subsidiary of Southern
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director       1994        CEO and President, The Earth             12            Allegheny Technologies;
 Age: 54                                            Technology Corporation                                 BF Goodrich;
                                                    (international consulting                              Teledyne Technologies
                                                    engineering)
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director       1989        Managing Director, Senior                16            None
 Age: 67                                            Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director       1994        President, Fuller Consulting             14            None
 Age: 56                                            (financial management
                                                    consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director       1991        Chairman and CEO, AECOM                  13            Sempra Energy;
 Age: 68                                            Technology Corporation                                 Southwest Water Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director       1999        Principal, The Sanchez Family            12            None
 Age: 59                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                       The Bond Fund of America - Page 11

                                                         PRINCIPAL OCCUPATION(S) DURING
                                        YEAR FIRST              PAST 5 YEARS AND
                                         ELECTED                 POSITIONS HELD               NUMBER OF BOARDS
                         POSITION       A DIRECTOR          WITH AFFILIATED ENTITIES           WITHIN THE FUND
                         WITH THE     AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER       COMPLEX/2/ ON WHICH
    NAME AND AGE           FUND       OF THE FUND/1/               OF THE FUND                 DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         Director            1996        President (retired), The Capital               7
 Age: 67                                               Group Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    President,          1974        Senior Vice President and Director,           12
 Age: 73               Principal                       Capital Research and Management
                       Executive                       Company
                       Officer and
                       Director
------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman of         1985        Executive Vice President and                  17
 Age: 54               the Board                       Director, Capital Research and
                                                       Management Company; Director,
                                                       American Funds Distributors, Inc.*
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE               BY DIRECTOR
---------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         None
 Age: 67
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 73
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 54
---------------------------------------------------





                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay       Senior Vice President          1997          Senior Vice President and Director, Capital Research and
 Age: 46                                                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald      Senior Vice President          2001          Senior Vice President, Capital Research and Management
 Age: 43                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet           Senior Vice President          1994          Senior Vice President, Capital Research and Management
 Age: 46                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer          Vice President             1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                     Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary                1982          Vice President - Fund Business Management Group, Capital
 Age: 54                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman            Treasurer                2001          Vice President - Fund Business Management Group, Capital
 Age: 32                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary           1994          Assistant Vice President - Fund Business Management Group,
 Age: 38                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,       Assistant Treasurer           1993          Vice President - Fund Business Management Group, Capital
 Jr.                                                                 Research and Management Company
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------



                       The Bond Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                       The Bond Fund of America - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Don R. Conlan                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $11,000 to Directors who are not affiliated with the Investment Adviser. Certain of the fund's Directors may also serve as Board or Committee members for other American Funds whose Board or Committees meet jointly with those of the fund. For those joint meetings, the fund pays the following pro rata share for attendance: $210 per Board of Directors meeting; $285 per Audit Committee meeting; $420 per Contracts Committee meeting and $83 per Nominating Committee meeting.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,               $13,800/3/                       $106,500/3/
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                     13,700/3/                        236,500/3/
 Christie
------------------------------------------------------------------------------------------
 Diane C. Creel                   11,400/3/                         54,200/3/
------------------------------------------------------------------------------------------
 Martin Fenton                    12,000/3/                        210,200/3/
------------------------------------------------------------------------------------------
 Leonard R. Fuller                13,800/3/                        130,100/3/
------------------------------------------------------------------------------------------
 Richard G. Newman                12,000                           136,700
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 12,100                            60,700
------------------------------------------------------------------------------------------


                       The Bond Fund of America - Page 14

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($29,856), H. Frederick Christie ($16,828), Diane C. Creel ($44,520), Martin Fenton ($25,595) and Leonard R. Fuller ($68,060). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of February 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                       The Bond Fund of America - Page 15

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.

                       The Bond Fund of America - Page 16

The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At

                       The Bond Fund of America - Page 17
its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.


Members of the Committee participated in an extensive discussion concerning the fund's investment results. The Committee noted that in 2001 the fund's results were slightly below the median of its peers and comparable indices. For the seven-month period ended July 31, 2002, its absolute results were negative and its relative results lagged further below its peers and comparable indices. During the five- and ten-year periods ended July 31, 2002, the fund's results also lagged those of its peers. The Committee discussed with representatives of the Investment Adviser the various factors related to these results and also considered the quality and depth of the Investment Adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund and considered a report from management on internal reviews of the fixed income investment process and on future staffing plans. In addition, the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted that the fund's advisory fees over the previous 10-year period as a percentage of its average net assets were substantially lower than the median of its peer group and that, although total expenses as a percentage of its average net assets have increased over the past year, they were below the median of its peer group. The Committee also discussed steps taken by the Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving different assumptions regarding sales, redemptions, markets and expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

                       The Bond Fund of America - Page 18

The management fee is based on the following rates and average daily net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                      MONTHLY GROSS INVESTMENT INCOME


              RATE                       IN EXCESS OF                  UP TO
---------------------------------------------------------------------------------------
              2.25%                       $        0                 $8,333,333
---------------------------------------------------------------------------------------
              2.00                         8,333,333
---------------------------------------------------------------------------------------



Assuming average daily net assets of $14.5 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9%, management fees would be .26%, .28%, .30%, .32%
and .34%, respectively.


The Investment Adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year, or (ii) 10% of the fund's gross investment income, and (b) by any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1 1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $40,506,000, $34,818,000 and $30,566,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until October 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal

                       The Bond Fund of America - Page 19
has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees paid by the fund were:


                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
               CLASS C                                $853,000
------------------------------------------------------------------------------
               CLASS F                                 264,000
------------------------------------------------------------------------------
             CLASS 529-A                                37,000
------------------------------------------------------------------------------
             CLASS 529-B                                15,000
------------------------------------------------------------------------------
             CLASS 529-C                                23,000
------------------------------------------------------------------------------
             CLASS 529-E                                 2,000
------------------------------------------------------------------------------
             CLASS 529-F                                    64
------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion

                       The Bond Fund of America - Page 20
of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $10,609,000         $40,421,000
                                                  2001              7,881,000          30,392,000
                                                  2000              3,608,000          13,941,000
                 CLASS B                          2002              3,900,000          19,331,000
                                                  2001              2,702,000          15,360,000
                                                  2000                558,000           3,455,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002                287,000           1,099,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002                 90,000             643,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent

                       The Bond Fund of America - Page 21
for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of December 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $12,491,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                       The Bond Fund of America - Page 22

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $29,650,000                 $1,797,000
------------------------------------------------------------------------------
        CLASS B                   7,108,000                    776,000
------------------------------------------------------------------------------
        CLASS C                   3,915,000                    458,000
------------------------------------------------------------------------------
        CLASS F                     336,000                     37,000
------------------------------------------------------------------------------
      CLASS 529-A                    32,000                         47
------------------------------------------------------------------------------
      CLASS 529-B                    71,000                     13,000
------------------------------------------------------------------------------
      CLASS 529-C                   121,000                     22,000
------------------------------------------------------------------------------
      CLASS 529-E                     6,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                        38                         26
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                       The Bond Fund of America - Page 23
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and

                       The Bond Fund of America - Page 24
     the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of

                       The Bond Fund of America - Page 25
     any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying

                       The Bond Fund of America - Page 26
shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       The Bond Fund of America - Page 27

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                       The Bond Fund of America - Page 28

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.

                       The Bond Fund of America - Page 29

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                       The Bond Fund of America - Page 30

                       The Bond Fund of America - Page 31

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are

                       The Bond Fund of America - Page 32
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers (including assistants directly employed by individual registered investment advisers) registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

                       The Bond Fund of America - Page 33

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

                       The Bond Fund of America - Page 34

For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this

                       The Bond Fund of America - Page 35
     redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

                       The Bond Fund of America - Page 36

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy

                       The Bond Fund of America - Page 37
     variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-

                       The Bond Fund of America - Page 38
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

                       The Bond Fund of America - Page 39

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the

                       The Bond Fund of America - Page 40
close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     "*) Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     "*)   Requests must be signed by the registered shareholder(s).

     "*)   A signature guarantee is required if the redemption is:

          - Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

                       The Bond Fund of America - Page 41

     "*) Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     "*) You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     "*) Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     "*)  Checks must be made payable to the registered shareholder(s).

     "*) Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     "*) You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     "*) You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of

                       The Bond Fund of America - Page 42
redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

                       The Bond Fund of America - Page 43

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business

                       The Bond Fund of America - Page 44
day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                       The Bond Fund of America - Page 45

While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended December 31, 2002, 2001 and 2000, amounted to $10,876,000, $17,375,000 and $10,100,000, respectively. Amounts paid in 2002 are consistent with amounts paid in 2000. The increase in 2001 is due to an increase in the total dollar underwriting transactions in 2001.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund's regular broker-dealers were: Credit Suisse First Boston, J.P. Morgan Securities Inc. and Prudential Securities Incorporated. As of the close of its most recent fiscal year, the fund held debt securities of Credit Suisse First Boston in the amount of $16,059,000, J.P. Morgan Chase & Co. in the amount of $10,421,000 and Prudential Financial, Inc. in the amount of $95,406,000.

                       The Bond Fund of America - Page 46

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $14,714,000 for Class A shares and $955,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance

                       The Bond Fund of America - Page 47
with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.70
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.19


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.30% based on a 30-day (or one month) period ended December 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended December 31, 2002 were 2.12%, 4.56% and 6.45%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended December 31, 2002 were 6.11%, 5.37% and 6.86%, respectively.

                       The Bond Fund of America - Page 48

The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                       The Bond Fund of America - Page 49

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                       The Bond Fund of America - Page 50

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                       The Bond Fund of America - Page 51

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                       The Bond Fund of America - Page 52

Investment portfolio, December 31, 2002

[begin pie chart]
Corporate bonds                                                          48.4%
U.S. Treasury notes & bonds                                              11.2
Federal agency mortgage pass-through securities                           9.2
Asset-backed securities                                                   6.8
Governments & governmental bodies (excluding U.S.)                        6.7
Commercial mortgage-backed securities                                     5.7
Federal agency notes & bonds                                              1.9
Other mortgage-backed securities                                          1.2
Taxable municipal obligations                                             0.2
Equity-related securities                                                 0.2
Cash & equivalents                                                        9.7
[end pie chart]





Bond Fund of America
Investment portfolio, December 31, 2002



                                                                                                Principal amount           Market
                                                                                                            (000)           value
Bonds, notes & preferred stocks                                                                        or shares             (000)

BANKS & THRIFTS -  6.48%
HSBC Capital Funding LP: (1)
 8.03% noncumulative preferred (undated)                                                   Euro           20,000     $     24,570
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated) (2)                           $     26,000           32,031
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (2)                                32,000           45,055
Midland Bank 1.688% Eurodollar Note (undated) (1)                                                         15,000           11,780
HSBC Holdings PLC 5.25% 2012                                                                              10,000           10,270
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)                                             79,250           87,264
Societe Generale 7.85% (undated) (1) (2)                                                                  17,705           19,493
Washington Mutual, Inc.:
 7.50% 2006                                                                                               12,000           13,504
 5.625% 2007                                                                                              21,000           22,493
 4.375% 2008                                                                                              11,500           11,731
Washington Mutual Bank, FA:
 6.875% 2011                                                                                              10,000           11,231
 5.50% 2013                                                                                                3,955            4,040
Washington Mutual Finance 8.25% 2005                                                                      12,000           13,521
Royal Bank of Scotland Group PLC:
 8.375% 2007                                                                               Pound           4,900            8,937
 5.00% 2014                                                                                         $      9,750            9,838
 7.648% (undated) (1)                                                                                     24,000           27,884
National Westminster Bank PLC: (1)
 6.625% (undated)                                                                          Euro            4,700            5,368
 7.75% (undated)                                                                                    $     17,000           19,386
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1) (2)                        57,575           51,158
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (1) (2)                  18,930           16,031
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)                          16,500           18,792
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2)                              15,000           18,358
Banque Nationale de Paris 2.035% (undated) (1)                                                            12,500           12,438
Abbey National PLC: (1)
 6.70% (undated)                                                                                          15,000           16,052
 7.35% (undated)                                                                                          28,000           30,761
Bank of Scotland 7.00% (undated) (1) (2)                                                                  30,000           32,967
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated) (1)           Pound           3,000            5,110
Halifax Building Society 8.75% 2006                                                                        2,500            4,533
NB Capital Corp. 8.35% exchangeable preferred depositary shares (3)                             1,200,000 shares           32,100
National Bank of Canada 2.00% (undated) (1)                                                         $      5,000            3,319
Development Bank of Singapore Ltd.: (2)
 7.875% 2009                                                                                              10,000           11,806
 7.125% 2011                                                                                               6,100            6,887
DBS Capital Funding Corp., Series A,  7.657% noncumulative guaranteed
preference shares (undated) (1) (2)                                                                       11,250           12,507
Standard Chartered Bank:
 8.00% 2031 (2)                                                                                            5,000            5,774
 1.58% (undated) (1)                                                                                       5,000            2,924
 2.063% Eurodollar note (undated) (1)                                                                     15,000            8,706
Standard Chartered Capital Trust I 8.16% (undated) (1)                                     Pound          10,000           11,622
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative
 preferred (undated) (1) (2)                                                                        $     31,500           27,675
Barclays Bank PLC: (1) (2)
 6.86% callable perpetual core tier one notes (undated)                                                   20,290           20,867
 7.375% (undated)                                                                                          5,375            6,183
AB Spintab:
 6.00% 2009                                                                                SKr            73,000            8,973
 7.50% (undated) (1) (2)                                                                            $     11,000           12,143
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085 (1)                                         25,000           19,750
Wells Fargo & Co. 5.00% 2014                                                                              13,000           13,160
Wells Fargo Financial, Inc. 6.125% 2012                                                                    5,000            5,530
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                         15,000           16,059
Bank of America Corp.:
 3.875% 2008                                                                                               2,000            2,031
 4.875% 2012                                                                                               2,000            2,025
 5.125% 2014                                                                                               7,500            7,645
BankAmerica Corp.:
 7.125% 2005                                                                                               1,500            1,661
 7.125% 2011                                                                                               1,750            2,044
Skandinaviska Enskilda Banken AB 7.50% (undated) (1)                                                      12,500           13,810
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                          10,200           12,849
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments (undated) (1)          Euro            5,530            6,468
Allied Irish Banks Ltd. 2.313% (undated) (1)                                                        $      7,000            5,718
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                     187,900 shares           10,757
Chase Manhattan Corp. 6.50% 2005                                                                    $      4,000            4,313
J.P. Morgan Chase & Co. 5.35% 2007                                                                         3,285            3,478
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                               2,500            2,630
Allfirst Preferred Capital Trust 3.275% 2029 (1)                                                          10,000            9,465
Unicredito Italiano SpA, Series B,  8.048% (undated) (1)                                   Euro            7,000            8,522
BANK ONE, Texas, NA 6.25% 2008                                                                      $      7,250            8,130
Bank of Nova Scotia 2.00% Eurodollar note (undated) (1)                                                   10,000            7,351
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (2)                                   6,500            7,138
Lloyds Bank, Series 2, 1.625% (undated) (1)                                                                8,000            6,455
Bergen Bank 1.938% (undated) (1)                                                                           5,000            3,837
Christiana Bank Og Kreditkasse 1.625% (undated) (1)                                                        4,000            3,139
                                                                                                                          940,047

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.30%
Sprint Capital Corp.:
 5.875% 2004                                                                                               4,700            4,655
 7.90% 2005                                                                                               44,545           45,018
 7.125% 2006                                                                                              18,065           17,899
 6.00% 2007                                                                                               23,172           21,921
 6.125% 2008                                                                                               1,925            1,754
 7.625% 2011                                                                                              71,810           68,340
 8.375% 2012                                                                                              58,518           58,336
 6.90% 2019                                                                                               23,800           19,569
 8.75% 2032                                                                                                2,200            2,096
Bell Atlantic Financial Services, Inc. 4.25% convertible debentures 2005 (2)                              50,500           53,151
Verizon Global Funding Corp.:
 7.25% 2010                                                                                               29,250           33,305
 7.375% 2012                                                                                              16,835           19,411
Verizon Florida Inc., Series F, 6.125% 2013                                                               10,000           10,743
Verizon New York Inc., Series A, 6.875% 2012                                                               5,250            5,910
AT&T Corp.:
 7.80% 2011 (1)                                                                                           68,000           74,469
 6.50% 2013                                                                                               18,000           18,096
British Telecommunications PLC: (1)
 8.375% 2010                                                                                              41,500           49,844
 7.125% 2011                                                                               Euro            1,500            1,766
 8.875% 2030                                                                                        $     27,590           35,301
Voicestream Wireless Corp.:
 10.375% 2009                                                                                             48,730           51,410
 0%/11.875% 2009 (4)                                                                                      11,035            9,711
Deutsche Telekom International Finance BV:
 8.50% 2010 (1)                                                                                            7,250            8,364
 8.125% 2012                                                                               Euro            3,910            4,591
 9.25% 2032                                                                                         $      6,000            7,638
Qwest Services Corp.: (2)
 13.00% 2007                                                                                              26,454           27,248
 13.50% 2010                                                                                              31,203           32,451
 14.00% 2014                                                                                               7,784            8,329
Qwest Corp.:
 7.625% 2003                                                                                               1,000              985
 8.875% 2012 (2)                                                                                           3,750            3,656
France Telecom: (1)
 8.70% 2006                                                                                                6,050            6,629
 9.25% 2011                                                                                               41,000           47,491
Orange PLC 8.75% 2006                                                                                      8,000            8,711
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                25,790           17,279
Communications Cable Funding Corp. 12.00% debtor-in-possession credit
facility loan 2003 (1) (5)                                                                                15,500           15,500
NTL Inc. 12.75% 2005 (6)                                                                                  11,000            1,045
Koninklijke KPN NV:
 4.75% 2008                                                                                Euro            1,000            1,041
 8.00% 2010                                                                                         $     21,625           25,369
 8.375% 2030                                                                                               1,570            1,944
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                            Euro           22,000           23,962
TELUS Corp.:
 7.50% 2007                                                                                         $     15,250           14,869
 8.00% 2011                                                                                                5,250            5,066
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                      14,140           15,220
Telewest Communications PLC: (6)
 11.25% 2008                                                                                               6,550            1,212
 9.875% 2010                                                                                              32,175            5,952
 0%/11.375% 2010 (4)                                                                                      12,500            1,562
TeleWest PLC: (6)
 9.625% 2006                                                                                               5,100              943
 11.00% 2007                                                                                              12,700            2,349
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                                         10,000           10,980
CenturyTel, Inc., Series H, 8.375% 2010                                                                    7,000            8,365
Horizon PCS, Inc. 13.75% 2011                                                                             10,500            2,047
NEXTLINK Communications, Inc.: (6)
 12.50% 2006                                                                                               3,000               15
 0%/12.125% 2009 (4)                                                                                       3,975               20
XO Communications, Inc. 14.00% preferred 2009 (3)  (7)                                                 24 shares                -
GT Group Telecom Inc., units, 0%/13.25% 2010 (4) (5) (6) (8)                                        $      2,753               14
                                                                                                                          913,552

WIRELESS TELECOMMUNICATION SERVICES  -  5.62%
AT&T Wireless Services, Inc.:
 7.35% 2006                                                                                               21,500           22,164
 7.50% 2007                                                                                                8,130            8,383
 7.875% 2011                                                                                              34,775           35,011
 8.125% 2012                                                                                              72,740           73,246
 8.75% 2031                                                                                                7,025            6,906
TeleCorp PCS, Inc. 0%/11.625% 2009 (4)                                                                    16,352           15,494
Tritel PCS, Inc.:
 0%/12.75% 2009 (4)                                                                                        3,175            2,969
 10.375% 2011                                                                                              8,144            8,755
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                          120,815          126,348
Nextel Communications, Inc.:
 9.75% 2007                                                                                               22,100           20,553
 10.65% 2007                                                                                                 500              480
 0%/9.95% 2008 (4)                                                                                        60,225           55,407
 Series D, 13.00% exchangeable preferred 2009 (3) (7)                                              22,181 shares           21,072
 Series E, 11.125% exchangeable preferred, redeemable 2010 (3) (7)                                        20,676           18,195
Vodafone Group PLC 7.75% 2010                                                                       $     63,625           75,165
Nextel Partners, Inc.:
 12.50% 2009                                                                                               6,400            5,792
 0%/14.00% 2009 (4)                                                                                       42,359           31,981
 11.00% 2010                                                                                              33,866           28,955
American Tower Corp.:
 9.375% 2009 (9)                                                                                          64,425           50,574
 5.00% convertible debentures 2010                                                                        21,000           13,703
Crown Castle International Corp.:
 10.625% 2007                                                                                             11,225           10,159
 12.75% senior exchangeable preferred 2010 (3) (7)                                                 39,070 shares           26,958
 0%/10.375% 2011 (4)                                                                                $      2,035            1,333
 10.75% 2011                                                                                              15,000           13,200
 0%/11.25% 2011 (4)                                                                                        4,000            2,620
Dobson Communications Corp.:
 12.25% senior exchangeable preferred, redeemable 2008 (3) (7)                                     30,218 shares           13,598
 12.25% senior exchangeable preferred 2008 (3) (7)                                                        13,489            6,070
 13.00% senior exchangeable preferred 2009 (3) (7)                                                        11,275            5,525
 10.875% 2010                                                                                       $      8,250            7,012
American Cellular Corp. 9.50% 2009                                                                        37,800            7,371
Dobson/Sygnet Communications Co. 12.25% 2008                                                               6,000            4,620
SpectraSite Holdings, Inc., Series B: (6)
 0%/12.00% 2008 (4)                                                                                       13,250            4,306
 0%/11.25% 2009 (4)                                                                                       16,750            5,109
 10.75% 2010                                                                                               9,250            3,469
 12.50% 2010                                                                                              26,250            9,844
 0%/12.875% 2010 (4)                                                                                      22,100            5,856
Triton PCS, Inc.:
 0%/11.00% 2008 (4)                                                                                       10,025            8,396
 9.375% 2011                                                                                               4,000            3,340
Centennial Cellular Corp. 10.75% 2008                                                                     20,300           11,063
CFW Communications Co. 13.00% 2010 (6)                                                                    30,125            9,037
Cricket Communications, Inc.: (1) (6)
 6.188% 2007                                                                                              16,535            2,811
 6.375% 2007                                                                                              16,225            2,758
 6.625% 2007                                                                                               6,850            1,164
Cingular Wireless LLC 6.50% 2011                                                                           6,000            6,483
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                                               7,900            2,409
 13.625% 2011                                                                                              8,700            2,914
Cellco Finance NV 12.75% 2005                                                                              3,500            3,587
Rogers Cantel Inc. 9.75% 2016                                                                              3,750            3,403
AirGate PCS, Inc. 0%/13.50% 2009 (4)                                                                      22,750            2,616
iPCS, Inc. 0%/14.00% 2010 (4)                                                                             15,950              718
Telesystem International Wireless Inc.: (3)
 14.00% 2003                                                                                               2,222            1,900
 14.00% 2003 (2)                                                                                             156              133
mmO2 6.375% 2007                                                                           Euro            1,500            1,576
Teletrac, Inc. 9.00% 2004 (2) (3) (5)                                                                 $      968              774
Microcell Telecommunications Inc., Series B, 14.00% 2006 (6)                                              17,615              617
PTC International Finance BV 10.75% 2007                                                                     500              521
PageMart Wireless, Inc.:  (5) (6)
 15.00% 2005                                                                                              14,750                1
 0%/11.25% 2008  (4)                                                                                      40,500                4
                                                                                                                          814,428

MEDIA  -  3.89%
Liberty Media Corp.:
 7.75% 2009                                                                                                8,250            8,929
 7.875% 2009                                                                                              38,880           42,231
 8.25% 2030                                                                                               38,250           40,363
Tele-Communications, Inc.:
 9.80% 2012                                                                                               17,500           21,068
 7.875% 2013                                                                                              10,750           11,819
TCI Communications, Inc. 8.00% 2005                                                                       10,000           10,393
Lenfest Communications, Inc. 7.625% 2008                                                                   6,750            7,002
Comcast Cable Communications, Inc. 6.875% 2009                                                             3,000            3,197
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                               14,050           14,956
 6.625% 2008                                                                                               5,375            5,877
 7.65% 2010                                                                                               10,000           11,349
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                                                      3,625            3,802
 8.00% 2008                                                                                               10,000           10,962
Viacom Inc.:
 6.40% 2006                                                                                                5,000            5,524
 5.625% 2007                                                                                               6,600            7,211
 7.70% 2010                                                                                               13,000           15,467
 6.625% 2011                                                                                               8,000            9,057
Emmis Communications Corp. 0%/12.50% 2011 (4)                                                             45,897           37,062
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                                      1,528            1,515
 Series B, 8.75% 2007                                                                                     14,102           13,820
 10.00% 2011                                                                                              17,317           17,360
Univision Communications Inc. 7.85% 2011                                                                  25,575           29,052
Adelphia Communications Corp.: (6)
 10.50% 2004                                                                                               2,000              760
 10.25% 2006                                                                                              12,725            4,772
 8.375% 2008                                                                                               5,000            1,875
 Series B, 13.00% preferred 2009 (3) (7)                                                          112,950 shares               56
 10.875% 2010                                                                                       $      1,250              487
 10.25% 2011                                                                                              23,200            9,280
Century Communications Corp.: (6)
 0% 2003                                                                                                   9,000            2,115
 8.75% 2007                                                                                                2,200              561
FrontierVision 11.00% 2006 (6)                                                                               700              532
AOL Time Warner Inc. 6.875% 2012                                                                          19,250           20,372
Charter Communications Holdings, LLC:
 10.75% 2009                                                                                               3,000            1,335
 0%/11.75% 2010 (4)                                                                                        8,100            2,349
 0%/9.92% 2011 (4)                                                                                        11,400            3,876
 0%/11.75% 2011 (4)                                                                                       34,225            8,385
 0%/13.50% 2011 (4)                                                                                        9,100            2,229
Avalon Cable Holdings LLC 0%/11.875% 2008 (4) (10)                                                         2,000            1,250
Charter Communications Holdings, LLC and Charter Communications Holdings
Capital Corp. 0%/12.125% 2012 (4)                                                                          1,700              382
Antenna TV SA:
 9.00% 2007                                                                                                9,750            6,922
 9.75% 2008                                                                                Euro           16,000           11,922
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                              $     16,360           17,178
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                             18,425           16,790
News America Holdings Inc.:
 6.625% 2008                                                                                              12,900           13,841
 8.625% 2014                                                                               A$              5,150            2,881
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                              $     12,100           12,160
 Series D, 9.625% 2008                                                                                       875              868
Cox Radio, Inc.:
 6.375% 2005                                                                                               8,000            8,200
 6.625% 2006                                                                                               1,965            2,029
Hollinger Participation Trust 12.125% 2010 (1) (2) (3)                                                    10,787           10,193
Gannett Co., Inc. 4.95% 2005                                                                               8,000            8,471
AMC Entertainment Inc. 9.50% 2009                                                                          8,250            8,209
Regal Cinemas Corp., Series B, 9.375% 2012                                                                 7,250            7,757
CSC Holdings, Inc.:
 8.125% 2009                                                                                               4,250            4,107
 Series B, 8.125% 2009                                                                                     3,000            2,899
Hearst-Argyle Television, Inc. 7.00% 2018                                                                  6,050            6,430
Sun Media Corp. 9.50% 2007                                                                                 6,139            6,323
British Sky Broadcasting Group PLC 8.20% 2009                                                              5,500            5,949
Sinclair Capital 11.625% preferred 2009                                                            52,800 shares            5,566
Gray Communications Systems, Inc. 9.25% 2011                                                        $      4,000            4,325
Radio One, Inc., Series B, 8.875% 2011                                                                     4,000            4,300
Big City Radio, Inc. 11.25% 2005  (5) (6)                                                                  5,425            4,271
RBS Participacoes SA 11.00% 2007 (2)                                                                       7,250            3,262
Globo Comunicacoes e Participacoes Ltda., Series B:
 10.50% 2006 (2)                                                                                           1,990              552
 10.50% 2006                                                                                                 690              191
                                                                                                                          564,228

INSURANCE  -  2.53%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (10)                                                  78,500           91,115
Prudential Insurance Company of America 6.375% 2006 (2)                                                    4,000            4,291
ReliaStar Financial Corp.:
 8.625% 2005                                                                                               5,000            5,609
 8.00% 2006                                                                                               23,250           26,593
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (1)                                19,750           23,007
Ing Verzekeringen NV 6.25% 2021 (1)                                                        Euro            2,720            2,905
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                                $     26,500           28,183
Allstate Corp. 6.75% 2018                                                                                 22,500           24,648
Allstate Financing II 7.83% 2045                                                                           2,700            2,993
Monumental Global Funding Trust II: (2)
 Series 2001-A, 6.05% 2006                                                                                19,525           20,961
 Series 2002-A, 5.20% 2007                                                                                17,500           18,351
Transamerica Corp. 9.375% 2008                                                                             7,500            9,274
Monumental Global Funding 5.75% 2007                                                       Pound           2,580            4,103
AEGON NV 6.125% 2031                                                                                       1,600            2,632
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                                  $     30,250           33,587
Hartford Financial Services Group, Inc. 4.70% 2007                                                        14,250           14,349
Equitable Life Assurance Society of the United States 6.95% 2005 (2)                                      11,500           12,516
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                        9,125            9,671
Lincoln National Corp.:
 6.20% 2011                                                                                                1,270            1,357
 7.00% 2018                                                                                                6,275            6,677
XL Capital Finance PLC  6.50% 2012                                                                         6,980            7,571
AFLAC Inc. 6.50% 2009                                                                                      5,875            6,465
CNA Financial Corp.:
 6.60% 2008                                                                                                  750              730
 7.25% 2023                                                                                                6,500            5,459
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                               4,250            4,458
                                                                                                                          367,505

CONSUMER FINANCE  -  2.25%
Household Finance Corp.:
 5.75% 2007                                                                                               13,000           13,618
 7.875% 2007 (9)                                                                                          32,000           35,777
 6.40% 2008                                                                                               27,000           28,824
 6.375% 2011                                                                                              48,900           51,211
 6.75% 2011                                                                                               31,500           33,639
 6.375% 2012                                                                                               4,250            4,536
 7.00% 2012                                                                                               25,000           27,430
 7.35% 2032                                                                                                4,750            5,136
Capital One Financial Corp.:
 7.25% 2006                                                                                               18,333           17,609
 8.75% 2007                                                                                               18,410           18,015
 7.125% 2008                                                                                               4,250            3,940
Capital One Bank:
 8.25% 2005                                                                                                6,500            6,576
 6.875% 2006                                                                                              11,000           10,649
Capital One Capital I 3.257% 2027  (1) (2)                                                                10,000            5,512
MBNA Corp.:
 MBNA Capital A, Series A, 8.278% 2026                                                                     7,500            7,035
 Series B, 2.507% 2027 (1)                                                                                32,800           22,219
MBNA America Bank:
 North America 5.375% 2008                                                                                10,000           10,271
 National Association 7.125% 2012                                                                          7,500            7,863
Providian Financial Corp. 9.525% 2027 (2)                                                                 16,750            9,733
Advanta Capital Trust I, Series B, 8.99% 2026                                                             12,500            6,261
                                                                                                                          325,854

HOTELS, RESTAURANTS & LEISURE  -  1.66%
MGM Mirage, Inc. 8.50% 2010                                                                               23,100           25,569
Mirage Resorts, Inc.:
 6.625% 2005                                                                                               1,000            1,025
 6.75% 2008                                                                                                1,750            1,783
 7.25% 2017                                                                                               10,075           10,186
MGM Grand, Inc. 6.95% 2005                                                                                 5,000            5,164
Six Flags, Inc.:
 9.50% 2009                                                                                                5,000            4,850
 8.875% 2010                                                                                              14,100           13,324
Premier Parks Inc.:
 9.75% 2007                                                                                                3,875            3,778
 0%/10.00% 2008 (4)                                                                                        9,650            9,385
Ameristar Casinos, Inc. 10.75% 2009                                                                       15,100           16,610
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                                5,870            5,254
 6.75% 2008                                                                                                3,500            3,080
 8.75% 2011                                                                                                8,625            8,064
Boyd Gaming Corp. 9.25% 2009                                                                               8,500            9,286
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            12,025           11,905
Buffets, Inc. 11.25% 2010 (2)                                                                             12,400           11,780
International Game Technology:
 7.875% 2004                                                                                               8,175            8,543
 8.375% 2009                                                                                               2,000            2,230
Eldorado Resorts LLC 10.50% 2006                                                                          10,000           10,050
KSL Recreation Group, Inc. 10.25% 2007                                                                     8,100            8,302
Hollywood Casino Corp. 11.25% 2007                                                                         7,500            8,137
Mandalay Resort Group 10.25% 2007                                                                          7,000            7,717
Station Casinos, Inc. 8.375% 2008                                                                          7,000            7,472
Coast Hotels and Casinos, Inc. 9.50% 2009                                                                  5,500            5,912
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                      5,000            5,338
YUM  Brands, Inc. 7.70% 2012                                                                               5,000            5,225
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                              5,793            5,069
Hyatt Equities, LLC 6.875% 2007 (2)                                                                        4,185            4,172
Sbarro, Inc. 11.00% 2009                                                                                   4,015            3,754
Sodexho Alliance Eurobond 5.875% 2009                                                      Euro            3,300            3,673
Argosy Gaming Co.:
 10.75% 2009                                                                                        $      2,000            2,210
 9.00% 2011                                                                                                1,250            1,330
Hilton Hotels Corp.:
 7.625% 2008                                                                                               1,000            1,024
 7.625% 2012                                                                                               2,250            2,276
Jupiters Ltd. 8.50% 2006                                                                                   3,000            3,045
Carnival Corp. 6.15% 2008                                                                                  2,000            2,130
Starwood Hotels & Resorts Worldwide, Inc. (2)
 7.375% 2007                                                                                                 250              247
 7.875% 2012                                                                                               1,750            1,741
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2) (5) (6)                                    11,084                1
                                                                                                                          240,641

AUTOMOBILES  -  1.65%
General Motors Acceptance Corp.:
 6.15% 2007                                                                                                7,500            7,638
 5.85% 2009                                                                                               15,000           14,430
 7.75% 2010                                                                                               19,886           20,847
 6.875% 2011                                                                                              20,350           20,327
 7.25% 2011                                                                                                3,500            3,572
 7.00% 2012                                                                                               14,500           14,586
 8.00% 2031                                                                                               20,750           20,922
General Motors Corp., Series B, 5.25% convertible debentures 2032                                          3,125            2,888
Ford Motor Credit Co.:
 6.875% 2006                                                                                              17,500           17,543
 6.50% 2007                                                                                                2,000            1,977
 5.25% 2008                                                                                 DM             3,085            1,525
 5.80% 2009                                                                                         $     27,000           25,073
 7.25% 2011                                                                                               15,000           14,598
 7.375% 2011                                                                                              15,625           15,216
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         13,010           10,629
Ford Motor Co. 7.45% 2031                                                                                  7,100            6,193
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                               15,000           16,182
 7.30% 2012                                                                                               16,750           18,828
 8.50% 2031                                                                                                5,000            6,172
                                                                                                                          239,146

ELECTRIC UTILITIES  -  1.59%
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                               17,000           17,889
 7.95% 2011                                                                                                6,750            7,131
 7.70% 2018                                                                                                8,500            7,914
 7.875% 2026                                                                                              15,000           13,820
 7.75% 2027                                                                                               15,545           14,110
 8.10% 2096                                                                                               12,000           10,613
Edison Mission Energy:
 10.00% 2008                                                                                               5,200            2,522
 7.73% 2009                                                                                               22,825           10,614
 9.875% 2011                                                                                              48,840           23,199
Homer City Funding LLC  8.734% 2026                                                                       20,200           16,680
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                                         8,000            4,951
Edison International 6.875% 2004                                                                           3,375            3,156
Mission Energy Holding Co. 13.50% 2008                                                                     4,875            1,146
Southern California Edison Co. 8.95% 2003 (1)                                                                700              698
Exelon Generation Co., LLC 6.95% 2011                                                                     18,775           20,335
Exelon Corp. 6.75% 2011                                                                                    6,200            6,800
PECO Energy Co. 4.75% 2012                                                                                 3,900            3,929
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               14,140           14,995
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                        1,000            1,039
Progress Energy, Inc.:
 5.85% 2008                                                                                                2,500            2,651
 7.10% 2011                                                                                                5,000            5,521
 6.85% 2012                                                                                                4,000            4,389
 7.00% 2031                                                                                                2,500            2,615
Oncor Electric Delivery Co. 6.375% 2012 (2)                                                               10,700           11,040
Constellation Energy Group, Inc. 6.125% 2009                                                              10,500           10,752
Alabama Power Co., Series Q, 5.50% 2017                                                                    7,000            7,351
Southern Power Co., Series B, 6.25% 2012                                                                   2,500            2,646
American Electric Power Co., Inc., Series A, 6.125% 2006                                                   1,705            1,681
                                                                                                                          230,187

DIVERSIFIED FINANCIALS  -  1.43%
CIT Group Inc.:
 7.625% 2005                                                                                               4,500            4,844
 6.50% 2006                                                                                                7,500            7,904
 5.75% 2007                                                                                               20,500           21,257
 7.375% 2007                                                                                              23,000           25,098
 6.875% 2009                                                                                              21,000           22,620
 7.75% 2012                                                                                               34,375           38,673
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                         12,000           12,619
AT&T Capital Corp. 6.60% 2005                                                                             11,750           11,988
USA Education, Inc. 5.625% 2007                                                                           45,150           49,151
Heller Financial, Inc. 6.375% 2006                                                                        12,500           13,868
                                                                                                                          208,022

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.10%
Solectron Corp.:
 Series B, 7.375% 2006                                                                                     8,000            7,480
 9.625% 2009                                                                                              37,850           37,093
 0% LYON convertible notes 2020                                                                          142,400           72,980
 0% LYON convertible notes 2020                                                                            6,573            4,067
Celestica Inc. 0% convertible debentures 2020                                                             47,185           21,882
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                          12,000            8,565
Flextronics International Ltd.:
 9.75% 2010                                                                                Euro               2,750         2,981
 9.875% 2010                                                                                        $      4,000            4,330
                                                                                                                          159,378

MULTI-UTILITIES & UNREGULATED POWER  -  1.07%
Gemstone Investor Ltd. 7.71% 2004 (2)                                                                     47,500           36,526
Southern Natural Gas Co. 8.00% 2032                                                                       26,000           22,951
El Paso Corp.:
 5.75% 2006                                                                                Euro               1,500         1,025
 7.00% 2011                                                                                         $      3,000            2,043
 7.875% 2012 (2)                                                                                           5,800            4,067
 7.80% 2031                                                                                                7,750            4,816
Cilcorp Inc.:
 8.70% 2009                                                                                                1,000            1,125
 9.375% 2029                                                                                              21,830           26,596
AES Corp.:
 9.50% 2009                                                                                               23,775           14,681
 9.375% 2010                                                                                               9,915            5,999
AES Drax Holdings Ltd., Series B, 10.41% 2020 (10)                                                        25,625           13,966
AES Trust VII 6.00% convertible preferred 2008                                                    251,450 shares            3,143
Williams Companies, Inc. 7.875% 2021                                                                $     15,750           10,001
Williams Holdings of Delaware, Inc. 6.25% 2006                                                             1,300              910
Equitable Resources, Inc. 5.15% 2012 (2)                                                                   6,750            6,785
                                                                                                                          154,634

MULTILINE RETAIL  -  1.06%
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                               13,500           13,703
 6.00% 2006                                                                                                1,600            1,528
 6.50% 2007                                                                                                3,750            3,619
 7.60% 2007                                                                                               12,850           13,075
 7.375% 2008                                                                                               2,000            2,010
 6.875% 2015                                                                                               6,650            5,686
 7.65% 2016                                                                                               13,300           11,771
 7.95% 2017                                                                                               38,575           34,910
 9.75% 2021 (10)                                                                                             506              487
 8.25% 2022 (10)                                                                                          12,275           10,741
 8.125% 2027                                                                                               1,525            1,334
 7.40% 2037                                                                                                3,870            3,928
 7.625% 2097                                                                                              18,055           13,451
Dillard's, Inc.:
 6.125% 2003                                                                                               5,435            5,476
 6.43% 2004                                                                                                2,725            2,698
 6.625% 2018                                                                                               2,500            2,150
 7.00% 2028                                                                                                1,500            1,243
Kmart Corp., Series 1995 K-2, 5.944% 2020 (10)                                                            12,246            4,539
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (10)                                               8,000            3,840
Saks Inc. 7.375% 2019                                                                                      8,025            6,340
Sears Roebuck Acceptance Corp. 6.70% 2012                                                                  5,000            4,754
Target Corp. 5.375% 2009                                                                                   2,000            2,130
ShopKo Stores, Inc. 6.50% 2003                                                                             2,000            1,970
Kohl's Corp. 7.375% 2011                                                                                   1,500            1,791
                                                                                                                          153,174

OIL & GAS  -  1.05%
Pemex Finance Ltd.: (10)
 8.875% 2010                                                                                              24,000           28,284
 Series 1999-2, Class A-3, 10.61% 2017                                                                    11,000           14,541
Pemex Project Master Trust, Series A, 8.625% 2022                                                            750              793
ConocoPhillips: (2)
 3.625% 2007                                                                                              14,500           14,639
 4.75% 2012                                                                                               10,000           10,073
Pogo Producing Co. 10.375% 2009                                                                           13,000           14,154
Clark Refining & Marketing, Inc. 8.875% 2007                                                              12,000           11,100
Port Arthur Finance Corp. 12.50% 2009 (2) (10)                                                             1,475            1,629
Western Oil Sands Inc. 8.375% 2012                                                                         9,550            9,550
Reliance Industries Ltd. 10.25% 2097 (2)                                                                   8,750            9,170
OXYMAR 7.50% 2016 (2)                                                                                      8,500            7,675
ChevronTexaco Capital Co. 3.50% 2007                                                                       7,000            7,133
Newfield Exploration Co.:
 7.625% 2011                                                                                               2,500            2,642
 8.375% 2012                                                                                               2,150            2,297
XTO Energy Inc. 7.50% 2012                                                                                 4,200            4,484
Teekay Shipping Corp. 8.875% 2011                                                                          4,250            4,383
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2) (10)                                                    4,620            2,934
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                                       2,250            2,455
Devon Financing Corp., ULC 6.875% 2011                                                                     2,000            2,231
PDVSA Finance Ltd., Series 1998-1B, 6.65% 2006 (10)                                                        2,250            1,915
                                                                                                                          152,082

METALS & MINING  -  1.03%
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                                               25,850           25,268
 7.50% 2006                                                                                               25,000           23,188
BHP Finance Ltd.:
 6.69% 2006                                                                                               10,000           11,205
 8.50% 2012                                                                                               20,000           25,331
 7.25% 2016                                                                                                5,000            5,768
Corporacion Nacional del Cobre de Chile 6.375% 2012 (2)                                                   14,925           15,673
AK Steel Holding Corp. 7.75% 2012 (2)                                                                     11,400           11,543
Inco Ltd.:
 7.75% 2012                                                                                                1,700            1,897
 7.20% 2032                                                                                                7,750            7,688
Allegheny Technologies, Inc. 8.375% 2011                                                                   9,000            9,038
Earle M. Jorgensen Co. 9.75% 2012                                                                          4,975            5,087
Luscar Coal Ltd. 9.75% 2011                                                                                4,000            4,305
Steel Dynamics, Inc. 9.50% 2009                                                                            1,250            1,316
UCAR Finance Inc. 10.25% 2012                                                                              1,650            1,254
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (6)                                                           7,250              580
                                                                                                                          149,141

INDUSTRIAL CONGLOMERATES  -  1.03%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (2)                                                                                  1,670,000 shares           45,299
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
preferred capital securities (2)                                                                         230,000            6,037
General Electric Capital Corp.:
 Series A, 5.00% 2007                                                                               $     11,500           12,189
 Series A, 5.375% 2007                                                                                    13,250           14,197
 6.00% 2012                                                                                               15,000           16,225
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                       33,125           35,334
Tyco International Group SA:
 6.375% 2005                                                                                               4,000            3,883
 6.375% 2011                                                                                              16,925           15,856
                                                                                                                          149,020

REAL ESTATE  -  0.85%
EOP Operating LP:
 7.75% 2007                                                                                                2,000            2,271
 6.75% 2008                                                                                               19,500           21,269
 6.75% 2012                                                                                               11,750           12,648
Irvine Co., Class A, 7.46% 2006 (2) (5)                                                                   15,000           15,959
Irvine Apartment Communities, LP 7.00% 2007                                                                5,000            5,377
Rouse Co. 7.20% 2012                                                                                      16,750           17,285
Kimco Realty Corp. 6.00% 2012                                                                             13,500           13,828
ERP Operating LP:
 6.625% 2012                                                                                               2,000            2,154
 7.125% 2017                                                                                               5,000            5,301
HMH Properties, Inc., Series A, 7.875% 2005                                                                7,000            6,930
FelCor Suites LP 7.375% 2004                                                                               6,250            6,250
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up premium rate                  112,500 shares            5,425
MeriStar Hospitality Operating Partnership, MeriStar Hospitality Finance
Corp. III 9.125% 2011                                                                               $      5,000            4,375
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
step-up premium rate                                                                               50,000 shares            3,422
                                                                                                                          122,494

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.75%
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                                    $     21,500           18,705
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                            15,100           15,081
LSI Logic Corp. 4.00% convertible subordinated notes 2005                                                 16,350           14,633
Fairchild Semiconductor Corp. 10.50% 2009                                                                 12,175           13,210
Micron Technology, Inc. 6.50% 2005 (2)                                                                    11,000            9,515
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                      9,050            7,263
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                                     9,125            7,106
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                          14,700            6,854
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                                       10,150            6,603
ON Semiconductor Corp. 12.00% 2008 (2)                                                                     7,825            5,791
Amkor Technology, Inc. 9.25% 2006                                                                          4,250            3,655
                                                                                                                          108,416

PAPER & FOREST PRODUCTS  -  0.66%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                                8,050            7,688
 8.125% 2011                                                                                              10,300            9,837
 9.50% 2022                                                                                               18,115           16,122
 8.875% 2031                                                                                               5,000            4,325
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (10)                                                                                  963              848
 Class A-2, 7.11% 2028 (10)                                                                               31,400           22,821
 Class A-3, 7.71% 2028                                                                                    19,143           11,294
Potlatch Corp. 10.00% 2011                                                                                11,450           12,595
Kappa Beheer BV 0%/12.50% 2009 (4)                                                         Euro            6,000            5,616
Riverwood International Corp. 10.875% 2008                                                          $      2,250            2,273
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (11)                                                         6,000            1,320
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (6)                                                          3,575              921
APP International Finance Co. BV 11.75% 2005 (6)                                                             275               86
                                                                                                                           95,746

AEROSPACE & DEFENSE  -  0.66%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2) (10)
 Class B, 7.156% 2011                                                                                     31,642           33,775
 Class G, MBIA insured, 6.664% 2013                                                                       25,203           27,177
TRW Inc.:
 8.75% 2006                                                                                                8,000            9,148
 7.125% 2009                                                                                               6,000            6,717
 6.65% 2028                                                                                                1,000            1,042
 7.75% 2029                                                                                               13,500           15,972
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (2) (3) (5) (7)                     1,181,812 shares            1,219
                                                                                                                           95,050

COMMERCIAL SERVICES & SUPPLIES  -  0.61%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                        $      5,000            5,000
 8.50% 2008                                                                                               12,000           12,120
 Series B, 8.875% 2008                                                                                     6,250            6,375
 10.00% 2009 (9)                                                                                          34,350           34,264
Cendant Corp. 6.875% 2006                                                                                 18,255           18,958
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                    8,000            7,800
Waste Management, Inc. 7.375% 2010                                                                         1,000            1,096
WMX Technologies, Inc. 6.375% 2003                                                                         1,000            1,019
Stericycle, Inc., Series B, 12.375% 2009                                                                   1,461            1,680
                                                                                                                           88,312

HEALTH CARE PROVIDERS & SERVICES  -  0.57%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                               14,410           15,150
 7.00% 2007                                                                                                1,160            1,233
 8.85% 2007                                                                                                5,990            6,687
 8.70% 2010                                                                                                1,750            1,999
 7.69% 2025                                                                                                5,000            5,228
UnitedHealth Group Inc.:
 7.50% 2005                                                                                               13,000           14,674
 5.20% 2007                                                                                                8,000            8,475
Aetna Inc.:
 7.375% 2006                                                                                              12,430           13,487
 7.875% 2011                                                                                               6,760            7,607
PacifiCare Health Systems, Inc. 10.75% 2009                                                                7,000            7,525
Integrated Health Services, Inc.:  (5) (6)
 10.25% 2006 (1)                                                                                           9,350              187
 Series A, 9.50% 2007                                                                                     12,175              244
 Series A, 9.25% 2008                                                                                     32,657              653
                                                                                                                           83,149

FOOD & DRUG RETAILING  -  0.51%
Delhaize America, Inc.:
 7.375% 2006                                                                                              11,100           10,858
 8.125% 2011                                                                                              10,420           10,096
 9.00% 2031                                                                                               24,155           21,740
CVS Corp. 6.117% 2013 (2) (10)                                                                            18,150           18,918
SUPERVALU INC. 7.50% 2012                                                                                 10,100           10,905
Pathmark Stores, Inc. 8.75% 2012                                                                           1,850            1,711
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                           300              221
                                                                                                                           74,449

COMMUNICATIONS EQUIPMENT  -  0.50%
Motorola, Inc.:
 8.00% 2011                                                                                               41,100           42,619
 7.50% 2025                                                                                                7,000            6,372
 6.50% 2028                                                                                                1,200            1,023
 5.22% 2097                                                                                                6,250            4,204
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                                          19,000           14,820
Nortel Networks Ltd. 6.125% 2006                                                                           5,080            3,429
                                                                                                                           72,467

ROAD & RAIL  -  0.43%
Union Pacific Railroad Co. Pass Through Trust: (10)
 Series 2001-1, 6.63% 2022                                                                                 8,000            8,979
 Series 2002-1, 6.061% 2023                                                                               17,500           19,265
Burlington Northern and Santa Fe Railway Co. Pass Through Trust:  (10)
 Series 1996-B, 6.96% 2009                                                                                 3,161            3,487
 Series 2002-2, 5.14% 2021                                                                                 7,000            7,213
 Series 2002-1, 5.943% 2022                                                                                7,500            8,037
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (2)  (10)                                                                        10,851           11,628
TFM, SA de CV:
 11.75% 2009                                                                                               1,650            1,621
 12.50% 2012                                                                                               2,120            2,147
 12.50% 2012 (2)                                                                                             230              233
                                                                                                                           62,610

FOOD PRODUCTS  -  0.35%
Nabisco, Inc.:
 7.05% 2007                                                                                                2,500            2,868
 6.375% 2035 (1) (9)                                                                                      12,300           13,291
Kraft Foods Inc. 6.25% 2012                                                                                2,550            2,857
Burns Philp Capital Proprietary Ltd. 9.75% 2012 (2)                                                       17,125           16,526
Gruma, SA de CV 7.625% 2007                                                                                8,000            7,860
Smithfield Foods, Inc., Series A, 8.00% 2009                                                               3,500            3,588
Fage Dairy Industry SA 9.00% 2007                                                                          2,500            2,425
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                                       400              200
 Series D, 9.875% 2007                                                                                     2,175            1,088
                                                                                                                           50,703

CONTAINERS & PACKAGING  -  0.34%
Owens-Illinois, Inc.:
 7.85% 2004                                                                                                2,000            1,985
 8.10% 2007                                                                                                5,750            5,578
 7.35% 2008                                                                                                5,250            4,896
 7.50% 2010                                                                                                2,250            2,081
Owens-Brockway Glass Container, Inc. 8.875% 2009                                                           3,000            3,105
Jefferson Smurfit Corp. (US) 8.25% 2012 (2)                                                               13,375           13,709
Stone Container Corp. 9.75% 2011                                                                           3,250            3,494
Tekni-Plex, Inc.:
 12.75% 2010 (2)                                                                                             500              470
 Series B, 12.75% 2010                                                                                     7,425            6,980
Longview Fibre Co. 10.00% 2009                                                                             7,000            7,385
                                                                                                                           49,683

CHEMICALS  -  0.33%
Dow Chemical Co.:
 5.75% 2008                                                                                                4,350            4,545
 6.00% 2012                                                                                               23,500           24,061
Equistar Chemicals, LP:
 6.50% 2006                                                                                                7,800            6,870
 8.75% 2009                                                                                                5,000            4,381
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                                     5,500            5,308
 11.125% 2012                                                                                              2,500            2,475
                                                                                                                           47,640

MACHINERY  -  0.29%
Terex Corp.:
 9.25% 2011                                                                                               16,300           14,935
 Class B, 10.375% 2011                                                                                     8,500            7,863
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (2)                                180,000 shares            7,965
John Deere Capital Corp. 8.625% 2019                                                                $      6,850            7,440
AGCO Corp. 9.50% 2008                                                                                      3,500            3,798
                                                                                                                           42,001

INTERNET & CATALOG RETAIL  -  0.22%
Amazon.com, Inc.:
 0%/10.00% 2008 (4)                                                                                        2,500            2,513
 6.875% PEACS convertible subordinated notes 2010                                          Euro             38,075         28,971
                                                                                                                           31,484

AUTO COMPONENTS  -  0.19%
ArvinMeritor, Inc. 8.75% 2012                                                                       $     16,835           17,797
Meritor Automotive, Inc. 6.80% 2009                                                                        2,000            1,980
Tenneco Automotive Inc., Series B, 11.625% 2009                                                            7,000            4,795
Delco Remy International, Inc. 10.625% 2006                                                                3,000            1,560
Dura Operating Corp., Series B, 8.625% 2012                                                                1,500            1,515
                                                                                                                           27,647

AIRLINES  -  0.19%
Northwest Airlines, Inc.:
 8.375% 2004                                                                                               2,450            2,070
 8.52% 2004                                                                                                1,500            1,275
 7.625% 2005                                                                                               4,915            3,367
 8.875% 2006                                                                                               4,475            2,931
 9.875% 2007                                                                                              10,000            6,450
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                               9,000            7,200
Continental Airlines, Inc., MBIA insured, 2.32% 2009  (1) (2)                                              2,000            2,002
Delta Air Lines, Inc. 10.375% 2022                                                                         2,577            1,678
United Air Lines, Inc. 9.00% 2003 (6)                                                                      2,000              210
Jet Equipment Trust: (2)
 Series 1994-A, 11.79% 2013                                                                                4,000               40
 Series 1995-B, 10.91% 2014                                                                                5,000               50
 Series 1995-D, 11.44% 2014                                                                               10,000                1
                                                                                                                           27,274


SPECIALTY RETAIL  -  0.16%
Office Depot, Inc. 10.00% 2008                                                                             6,500            7,443
Lowe's Companies, Inc. 8.25% 2010                                                                          6,000            7,432
PETCO Animal Supplies, Inc. 10.75% 2011                                                                    5,375            5,946
Gap, Inc. 9.90% 2005 (1)                                                                                   1,300            1,388
Toys "R" Us, Inc. 7.625% 2011                                                                                780              757
Staples, Inc. 7.375% 2012 (2)                                                                                400              440
                                                                                                                           23,406

HOUSEHOLD DURABLES  -  0.16%
Toll Brothers, Inc. 6.875% 2012 (2)                                                                        9,875           10,188
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                  5,600            5,467
Salton, Inc. 12.25% 2008                                                                                     450              446
Lennar Corp.:
 7.625% 2009                                                                                               2,000            2,070
 9.95% 2010                                                                                                  500              548
Ryland Group, Inc. 9.75% 2010                                                                              2,000            2,200
Boyds Collection, Ltd., Series B, 9.00% 2008                                                               1,806            1,806
                                                                                                                           22,725

AIR FREIGHT & LOGISTICS  -  0.15%
Atlas Air, Inc., Pass Through Trust: (10)
 Series 2000-1, Class B, 9.057% 2017                                                                       3,164            1,107
 Series 1998-1, Class A, 7.38% 2018                                                                       25,619           16,836
 Series 1999-1, Class A-1, 7.20% 2020                                                                      2,392            1,614
 Series 2000-1, Class A, 8.707% 2021                                                                       3,519            2,428
                                                                                                                           21,985

IT CONSULTING & SERVICES  -  0.14%
Electronic Data Systems Corp.:
 7.125% 2005 (2)                                                                                           9,500            9,798
 7.125% 2009                                                                                               9,775           10,061
                                                                                                                           19,859

PHARMACEUTICALS  -  0.12%
Lilly Del Mar, Inc. 2.859% 2029 (1) (2)                                                                   18,000           17,938

OFFICE ELECTRONICS  -  0.11%
Xerox Corp. 0.57% convertible subordinated debentures 2018                                                24,000           15,240
Xerox Capital PLC 5.875% 2004                                                                              1,000              960
                                                                                                                           16,200

ENERGY EQUIPMENT & SERVICES  -  0.08%
Colonial Pipeline Co. 7.75% 2010 (2)                                                                      10,000           11,789

SOFTWARE  -  0.06%
Computer Associates International, Inc. 6.50% 2008                                                         9,915            9,407

BEVERAGES  -  0.06%
Constellation Brands, Inc. 8.125% 2012                                                                     5,000            5,200
Cott Beverages Inc. 8.00% 2011                                                                             2,675            2,849
                                                                                                                            8,049

TEXTILES, APPAREL & LUXURY GOODS  -  0.05%
Levi Strauss & Co.:
 6.80% 2003                                                                                                4,600            4,554
 11.625% 2008                                                                              Euro               2,000         2,036
                                                                                                                            6,590

PERSONAL PRODUCTS  -  0.01%
Estee Lauder Companies Inc. 6.00% 2012                                                              $      1,510            1,653

MARINE  -  0.01%
International Shipholding Corp., Series B, 7.75% 2007                                                      1,000              805

INTERNET SOFTWARE & SERVICES  -  0.00%
Exodus Communications, Inc. 11.625% 2010 (6) (10)                                                          1,313               66

MORTGAGE-BACKED OBLIGATIONS
PRIVATE ISSUE
COMMERCIAL MORTGAGE-BACKED SECURITIES  -  4.54% (10)
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                                   14,767           15,792
 Series 1998-WF2, Class A-1, 6.34% 2030                                                                    5,673            6,095
 Series 1998-HF2, Class A-2, 6.48% 2030                                                                   17,000           19,096
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                                   9,027            9,789
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                                  10,000           11,303
GMAC Commercial Mortgage Securities, Inc.:
 Series 1998-C2, Class C, 6.50% 2008                                                                       9,000           10,018
 Series 1997-C1, Class A-3, 6.869% 2029                                                                   20,000           22,648
 Series 1997-C2, Class C, 6.91% 2029                                                                       8,900            9,263
 Series 1997-C1, Class D, 6.997% 2029                                                                      8,300            9,344
 Series 1997-C2, Class E, 7.624% 2029                                                                     10,000            9,751
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 2.039% 2013  (1) (2)                                                           7,365            7,358
 Series 2002-HOME, Class C, 2.839% 2013  (1) (2)                                                          10,000           10,000
 Series 1999-WF2, Class X, interest only, 0.263% 2019 (1)                                                296,798            5,711
 Series 1998-C1, Class A-1, 6.34% 2030                                                                     5,647            6,135
 Series 1999-C1, Class X, interest only, 1.038% 2031 (1) (2)                                             162,354            9,010
 Series 2000-WF2, Class A-2, 7.32% 2032                                                                   16,480           19,431
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                          44,550           49,956
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                                   5,908            6,134
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                  13,000           14,099
 Series 2001-CK6, Class A-2, 6.103% 2036                                                                  20,000           22,141
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                                  5,535            5,801
DLJ Mortgage Acceptance Corp.:
 Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                                                               8,818            9,694
 Series 1995-CF2, Class A-1B, 6.85% 2027 (2)                                                              12,297           12,428
 Series 1996-CF1, Class A-2, 7.698% 2028  (1) (2)                                                          7,900            8,833
 Series 1997-CF1, Class A-1A, 7.40% 2030 (2)                                                                 710              727
 Series 1998-CF1, Class A-1B, 6.41% 2031                                                                  10,000           11,169
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                               38,869           41,571
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                                    19,560           20,295
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                                  17,468           19,437
GS Mortgage Securities Corp. II, Series 1998-C1: (1)
 Class D, 7.209% 2030                                                                                      3,750            4,036
 Class E, 7.209% 2030                                                                                     31,076           30,644
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A-1, 7.60% 2028                                                                        700              711
 Series 1998-1, Class A-1, 6.34% 2030                                                                      8,284            8,762
 Series 1998-1, Class A-2, 6.56% 2030                                                                      8,965           10,081
 Series 2000-1, Class A-1, 7.656% 2032                                                                    11,468           12,844
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1:
 Class A-2, 7.439% 2031                                                                                    5,000            5,863
 Class B, 7.619% 2031                                                                                     17,125           20,131
 Class C, 7.625% 2031                                                                                      5,000            5,838
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1A, 6.14% 2031                                                                  11,955           12,713
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                                  10,000           11,267
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
6.746% 2031                                                                                               18,000           20,177
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (2)                                    15,615           16,399
Commercial Mortgage, Series 2000-FL3A, Class D, 2.75% 2012 (1) (2)                                        13,776           13,722
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                   10,000           12,115
Merrill Lynch Mortgage Investors, Inc.: (1)
 Series 1995-C2, Class D, 7.571% 2021                                                                        267              288
 Series 1995-C3, Class A-3, 7.111% 2025                                                                    9,947           10,503
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                            9,450           10,686
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                         8,750            9,898
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                                2,869            3,040
 Series 1998-C1, 6.23% 2031                                                                                6,301            6,807
First Union-Lehman Brothers-Bank of America Commerical Mortgage Trust,
Series 1998-C2, Class A-1, 6.28% 2035                                                                      8,342            8,933
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                      6,847            7,402
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                    4,842            5,201
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                                 4,251            4,551
Asset Securitization Corp., Series 1996-D3, Class A-1B, 7.21% 2026                                         2,491            2,565
Government Lease Trust, Series 1999-GSA1, Class A-1, MBIA insured, 5.86% 2003 (2)                            441              443
                                                                                                                          658,649

COLLATERALIZED MORTGAGE OBLIGATIONS  -  0.64% (10)
GE Capital Mortgage Services, Inc.:
 Series 1994-15, Class A-10, 6.00% 2009                                                                   16,376           16,615
 Series 1994-9, Class A-9, 6.50% 2024                                                                      2,920            2,929
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1,
Class 1-B2  6.50% 2031 (1) (2)                                                                            12,852           12,948
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A-1, 7.156% 2003 (2)                       12,405           12,654
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                                  9,115            9,478
Security National Mortgage Loan Trust, Class A-2: (2)
 Series 2001-3A, 5.37% 2014                                                                                1,670            1,735
 Series 2000-1, 8.75% 2024                                                                                 6,286            6,703
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.109% 2040 (1) (2)                               7,253            7,173
Residential Asset Securitization Trust, Series 1997-A3, Class B-1, 7.75% 2027                              6,279            6,336
Residential Funding Mortgage Securities I, Inc.:
 Series 2001-S1, Class A-1, 7.00% 2016                                                                     1,289            1,323
 Series 1998-S17, Class M-1, 6.75% 2028                                                                    3,801            3,913
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                             3,212            3,332
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                              2,308            2,361
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                                      1,881            2,022
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027 (2)                                       1,060            1,189
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                                 1,001            1,028
Bear Stearns Structured Securities Inc., Series 1997-2, Class AWAC, 10.359% 2036 (1) (2)                     529              571
                                                                                                                           92,310

OTHER  -  0.58%
Structured Asset Securities Corp, Class A:  (1) (2) (10)
 Series 1998-RF2, 8.522% 2027                                                                             22,821           24,704
 Series 1998-RF1, 8.677% 2027                                                                              7,857            8,635
 Series 1999-RF1, 7.869% 2028                                                                              5,400            5,753
Arena BV, Series 2000-1, Class A, 6.10% 2062 (1) (10)                                      Euro             15,500         17,935
Nykredit 6.00% 2029 (10)                                                                     DKr         101,066           14,662
Hypothekenbank in Essen AG 5.25% 2008                                                      Euro               6,000         6,702
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                              5,000            5,360
First Boston Mortgage Securities Corp., Series D: (10)
 principal only, 0% 2017                                                                              $      344              303
 interest only, 10.965% 2017                                                                                 344               62
                                                                                                                           84,116

AGENCY PASS-THROUGHS (10)
Fannie Mae  -  4.38%
5.00% 2018                                                                                                30,000           30,698
5.50% 2013 - 2018                                                                                        176,351          182,787
6.00% 2016 - 2032                                                                                        119,716          124,956
6.50% 2016 - 2032                                                                                        215,923          226,448
6.511% 2026 (1)                                                                                            3,305            3,445
7.00% 2009 - 2032                                                                                         38,628           40,835
7.50% 2009 - 2031                                                                                         15,276           16,255
8.00% 2023 - 2031                                                                                          1,940            2,106
8.50% 2009 - 2027                                                                                            735              790
9.00% 2018 - 2022                                                                                            842              939
9.50% 2009                                                                                                    97              107
10.00% 2018                                                                                                2,100            2,370
11.237% 2020                                                                                               1,670            2,000
12.00% 2019                                                                                                1,572            1,843
                                                                                                                          635,579

Government National Mortgage Association  -  2.21%
6.00% 2033                                                                                                69,225           72,005
6.50% 2008 - 2031                                                                                          3,545            3,759
7.00% 2008 - 2031                                                                                        111,293          118,561
7.50% 2007 - 2032                                                                                         41,310           44,346
8.00% 2017 - 2030                                                                                         47,327           51,371
8.50% 2020 - 2029                                                                                          4,161            4,577
9.00% 2009 - 2022                                                                                          4,544            5,057
9.50% 2009 - 2021                                                                                          3,856            4,299
10.00% 2019 - 2022                                                                                        14,164           16,238
                                                                                                                          320,213

Freddie Mac  -  1.40%
5.00% 2018 - 2033                                                                                        112,500          115,132
5.50% 2033                                                                                                 5,000            5,097
6.00% 2017 - 2033                                                                                         72,931           75,659
8.00% 2003 - 2026                                                                                          1,065            1,148
8.25% 2007                                                                                                   483              515
8.50% 2007 - 2027                                                                                          4,138            4,520
8.75% 2008                                                                                                   627              685
11.00% 2018                                                                                                  455              517
                                                                                                                          203,273

AGENCY (10)
COLLATERALIZED MORTGAGE OBLIGATIONS  -  1.16%
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                                                           194              206
 Series 93-247, Class Z, 7.00% 2023                                                                        3,980            4,080
 Series 1994-4, Class ZA, 6.50% 2024                                                                       1,505            1,515
 Series 2001-4, Class GA, 10.101% 2025 (1)                                                                 3,102            3,642
 Series 2001-4, Class NA, 11.733% 2025 (1)                                                                14,641           17,890
 Series 1998-W5, Class B3, 6.50% 2028 (2)                                                                  4,627            4,604
 Series 2002-W3, Class A-5, 7.50% 2028                                                                    25,075           26,848
 Series 2002-W7, Class A-5, 7.50% 2029                                                                     3,534            3,833
 Series 2001-20, Class E, 9.596% 2031 (1)                                                                    654              758
 Series 2001-20, Class C, 11.723% 2031 (1)                                                                   720              874
 Series 2001-T10, Class A-1, 7.00% 2041                                                                   35,263           37,411
 Series 2001-50, Class BA, 7.00% 2041                                                                     12,197           12,747
 Series 2002-W1, Class 2A, 7.50% 2042                                                                     27,936           30,085
Freddie Mac:
 Series 1849, Class Z, 6.00% 2008                                                                          5,713            5,943
 Series 2310, Class A, 10.55% 2017 (1)                                                                     3,963            4,633
 Series 41, Class F, 10.00% 2020                                                                             783              803
 Series 178, Class Z, 9.25% 2021                                                                             609              625
 Series 2002-T-042, Class A-2, 5.50% 2042                                                                 12,000           12,233
                                                                                                                          168,730

ASSET-BACKED OBLIGATIONS (10)
AIRPLANE EQUIPMENT TRUST CERTIFICATES-SINGLE LESSEE  -  1.68%
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                                      1,541              770
 Series 1998-3, Class C-2, 7.25% 2005                                                                     12,000            6,000
 Series 1999-2, Class C-2, 7.434% 2006                                                                     2,000            1,000
 Series 1997-1, Class C-1, 7.42%  2008 (1)                                                                 1,213              606
 Series 2000-2, Class C, 8.312% 2012                                                                       2,945            1,472
 Series 1997-1, Class B, 7.461% 2014                                                                         904              542
 Series 1996, Class B, 7.82% 2015                                                                          5,046            3,027
 Series 1997-1, Class A, 7.461% 2016                                                                      15,137           12,261
 Series 1996-2, Class B, 8.56% 2016                                                                        1,476              886
 Series 1996-2, Class C, 10.22% 2016                                                                       4,527            2,037
 Series 1996-2, Class D, 11.50% 2016                                                                       2,063              825
 Series 2001-1, Class B,  7.373% 2017                                                                      3,025            1,966
 Series 1998-1, Class B, 6.748% 2018                                                                       3,620            2,353
 Series 1998-1, Class A, 6.648% 2019                                                                      23,946           20,354
 Series 1997-4, Class A, 6.90% 2019                                                                       29,949           26,241
 Series 2000-2, Class B, 8.307% 2019                                                                       1,926            1,252
 Series 1999-1, Class A, 6.545% 2020                                                                       5,381            4,673
 Series 1999-1, Class B, 6.795% 2020                                                                      16,769           10,900
 Series 1999-2, Class A-1, 7.256% 2021                                                                     1,712            1,502
 Series 2000-1, Class A-1, 8.048% 2022                                                                     4,609            4,053
 Series 2000-1, Class B, 8.388% 2022                                                                       4,344            3,068
U.S. Airways, Inc., MBIA insured, Class G:
 Series 2000-1, 8.11% 2017                                                                                 2,256            2,328
 Series 2000-3, 7.89% 2020                                                                                27,760           29,048
 Series 2000-2, 8.02% 2020                                                                                14,000           14,653
 Series 2001-1, 7.076% 2022                                                                               15,262           15,770
USAir, Inc., Pass Through Trust, Series 1993-A3, 10.375% 2013 (6)                                          2,250              563
Delta Air Lines, Inc.:
 Series 2002-1, Class C, 7.779% 2013                                                                      13,500            9,855
 Series 1992-A2, 9.20% 2014                                                                               11,500            7,130
 1991 Equipment trust certificates: (2)
  Series I, 10.00% 2014                                                                                    5,000            3,350
  Series J, 10.00% 2014                                                                                    5,000            3,350
 1990 Equipment trust certificates, Series F, 10.79% 2014 (2)                                              1,700            1,156
Northwest Airlines, Inc. Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                               8,000            8,306
American Airlines, Inc.:
 Series 2001-2, Class A-1, 6.978% 2012                                                                     4,197            4,057
 Series 1991-C2, 9.73% 2014                                                                                6,410            3,013
 Series 2001-1, Class B, 7.377% 2019                                                                       9,071            6,289
Southwest Airlines Co., Series 2001-1:
 Class A-2, 5.496% 2006                                                                                    5,000            5,285
 Class B, 6.126% 2006                                                                                      7,500            7,919
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012 (6)                                           9,000            6,930
AIR 2 US, Series A, 8.027% 2020 (2)                                                                       10,112            6,572
Jet Equipment Trust: (2)
 Series 1995-B, Class A, 7.63% 2015                                                                        3,625            1,813
 Series 1995-B, Class C, 9.71% 2015                                                                        5,500              660
 Series 1995-A, Class C, 10.69% 2015                                                                       2,750              358
                                                                                                                          244,193

AUTO LOAN  -  1.53%
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                                        7,000            7,469
 Series 2000-1, Class B, 7.55% 2005                                                                       14,750           15,919
 Series 2002-1, Class A-3, 4.15% 2006                                                                     12,000           12,382
 Series 2001-2, Class B, 5.75% 2007                                                                        7,119            7,403
 Series 2001-3, Class B, 2.37% 2008 (1)                                                                   16,914           16,934
 Series 2002-4, Class B, 3.82% 2009                                                                       10,000           10,014
 Series 2002-2, Class B, 4.67% 2010                                                                        2,000            2,022
Triad Auto Receivables Owner Trust:
 Series 1999-1, Class A-2, FSA insured, 6.09% 2005                                                           752              757
 Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                                                      10,000           10,084
 Series 2002-B, Class A-3, AMBAC insured, 3.00% 2009 (2)                                                  10,000           10,047
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                          16,000           16,719
WFS Financial 2002-3 Owner Trust, Class A-4, 3.50% 2010                                                   15,000           15,385
AmeriCredit Automobile Receivables Trust, Series 2001-D, Class A-4,
FSA insured, 4.41% 2008                                                                                   15,000           15,673
Harley-Davidson Motorcycle Trust:
 Series 2001-3, Class B, 3.72% 2009                                                                        1,665            1,699
 Series 2001-3, Class A-2, 4.04% 2009                                                                      5,000            5,192
 Series 2002-2, Class B, 2.84% 2010                                                                        4,539            4,548
Drive Auto Receivables Trust, Class A, MBIA insured: (2)
 Series 2000-1, 6.672% 2006                                                                                2,643            2,728
 Series 2001-2, 3.91% 2007                                                                                 7,762            7,900
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                               10,000           10,375
First Investors Auto Owner Trust, Series 2002-A, Class A,
MBIA insured, 3.46% 2008 (2)                                                                               7,949            8,043
CPS Auto Trust, Class A-2, XLCA insured: (2)
 Series 2002-B, 3.50% 2009                                                                                 5,000            5,064
 Series 2002-C, 3.52% 2009                                                                                 2,500            2,517
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                         7,000            7,065
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS,
MBIA insured, 7.11% 2007 (2)                                                                               5,261            5,622
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26% 2009 (2)                      4,643            4,802
Hyundai Auto Receivables Trust, Class C: (2)
 Series 2001-A, 5.57% 2006                                                                                 2,380            2,460
 Series 2002-A, 3.91% 2009                                                                                 2,000            2,018
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                                   4,000            4,160
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                      2,552            2,620
Seawest Securitization LLC, Series 2002-A, Class A-2, XLCA insured, 2.58% 2008 (2)                         2,500            2,502
Rental Car Finance Corp., Series 1997-1, Class C-2, 2.37% 2005 (1) (2)                                     2,000            1,990
                                                                                                                          222,113

CREDIT CARD  -  1.42%
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (2)
 Class A-2FX, 4.685% 2012                                                                                 14,236           14,408
 Class A-3FX, 6.298% 2012                                                                                 45,307           45,781
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                       35,000           35,282
Metris Master Trust: (1)
 Series 2000-1, Class A, 1.72% 2008                                                                        5,000            4,769
 Series 2001-3, Class B, 2.32% 2008                                                                       17,000           15,201
 Series 2000-3, Class A, 1.68% 2009                                                                        3,500            3,202
 Series 2001-2, Class B, 2.50% 2009                                                                       10,000            8,072
MBNA Credit Card Master Note Trust, Series 2002-1, Class B-1, 5.15% 2009                                  17,000           18,090
MBNA Master Credit Card Trust II, Series 1999-B:
 Class A, 5.90% 2011                                                                                       3,000            3,285
 Class B, 6.20% 2011                                                                                       3,750            4,144
NextCard Credit Card Master Note Trust, Class B:  (1) (2)
 Series 2000-1A, 2.22% 2006                                                                               14,125            7,063
 Series 2001-1A, 2.30% 2007                                                                                6,000            4,200
Providian Master Trust, Series 2000-3, Class C, 7.60% 2007 (2)                                             8,750            9,018
Consumer Credit Reference Index Securities Program Trust,
Series 2002-2A, 10.421% 2007 (2)                                                                           8,250            8,570
Nordstrom Credit Card Master Note Trust, Series 2002-1A,
Class B, 2.12% 2010  (1) (2)                                                                               8,000            7,760
First USA Credit Card Master Trust, Series 1997-4, Class A, 2.32% 2010 (1) (2)                             6,630            6,449
BA Master Credit Card Trust, Series 1998-A, Class B, 1.69% 2005 (1)                                        6,000            6,005
Capital One Master Trust:
 Series 1999-1, Class C, 6.60% 2007 (2)                                                                    2,500            2,633
 Series 2002-1A, Class B, 2.02% 2011 (1)                                                                   1,000              991
CompuCredit Credit Card Master Note Business Trust,
Series 2001-One, Class B, 2.90% 2008 (1) (2)                                                               1,500            1,380
                                                                                                                          206,303

ASSET BACKED SECURITIES  -  0.69%
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                             31,887           31,920
Educational Enhancement Funding Corp. Tobacco Settlement Bonds,
Series 2002-A, Class A, 6.72% 2025                                                                        26,000           26,157
Garanti Trade Payment Rights Master Trust, Series 1999-B, Class 1, 10.81% 2004 (2)                        14,198           14,383
Banco Itau SA, XLCA insured, 2.505% 2007 (1) (2)                                                          11,400           11,286
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)                           10,000           10,414
NPF XII, Inc.: (2) (5) (6)
 Series 1999-3A, Class B, 2.389% 2003   (1)                                                                3,000               30
 Series 2001-1A, Class A, 1.989% 2004   (1)                                                                7,000            1,750
 Series 2001-3, Class A, 5.52% 2007                                                                       16,000            4,000
                                                                                                                           99,940

MANUFACTURED HOUSING  -  0.56%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00%  2018                                                                       2,250            2,000
 Series 1995-3, Class B-2, 8.10% 2025                                                                      5,000            2,252
 Series 1995-8, Class B-2, 7.65% 2026                                                                      8,197            2,748
 Series 1995-6, Class B-2, 8.00% 2026                                                                      2,785              893
 Series 1996-6, Class B-2, 8.35% 2027                                                                     10,174            1,326
 Series 1996-5, Class B-2, 8.45% 2027                                                                      6,567              856
 Series 1996-10, Class A-6, 7.30% 2028                                                                     8,484            8,228
 Series 1997-8, Class B-2, 7.75% 2028                                                                      3,074              461
 Series 1998-4, Class B-2, 8.11% 2028                                                                     12,988            2,013
 Series 1997-6, Class A-7, 7.14% 2029                                                                     15,677           15,695
 Series 1997-6, Class B-2, 7.75% 2029                                                                      4,958              842
Conseco Finance Home Equity Loan Trust, Series 2002-B:
 Class M-1, 3.131% 2033 (1)                                                                                4,500            4,287
 Class A-2, 5.31% 2033                                                                                    11,500           11,699
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3:
 Class A-2, 5.16% 2033                                                                                     8,000            8,037
 Class A-3, 5.79% 2033                                                                                     5,000            4,861
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A: (1)
 Class M-1, 2.87% 2032                                                                                     4,000            4,000
 Class M-2, 3.67% 2032                                                                                    11,000           10,303
                                                                                                                           80,501

FRANCHISE EQUIPMENT  -  0.33%
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (2)                                     14,988           15,695
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017 (2)                                     13,800           15,208
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022 (2)                            8,988            9,337
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                             3,648            3,612
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A, 3.42% 2008 (1) (2)                              3,382            3,406
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029                             8,500              900
                                                                                                                           48,158

HOME EQUITY  -  0.28%
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2000-HI5, Class A-I-4, 6.94% 2014                                                                  9,000            9,169
 Series 2001-HI4, Class A-3, 5.32% 2015                                                                    8,539            8,690
 Series 2001-HI4, Class A-4, 5.64% 2016                                                                   12,000           12,497
 Series 2001-HS2, Class A-4, 6.43% 2016                                                                    7,500            7,804
Asset Backed Securities Corp. Home Equity Loan Trust, Class A-IO, interest only:
 Series 2001-HE2, 4.50% 2031                                                                              82,960            1,484
 Series 2001-HE3, 5.05% 2031 (1)                                                                          14,785              663
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A,
interest only, 5.64% 2004                                                                                 20,545              726
                                                                                                                           41,033

STRANDED ASSET  -  0.28%
California Infrastructure and Economic Development Bank,
Special Purpose Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                              4,000            4,371
 PG&E-1, Class A-7, 6.42% 2008                                                                            12,499           13,614
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                        15,000           17,112
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                                4,500            5,181
                                                                                                                           40,278

HOME IMPROVEMENT  -  0.01%
The Money Store Trust, Series 1996-D, Class A-14, MBIA insured, 6.985% 2016                                  921              928

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES & BONDS  -  11.15%
6.00% August 2004                                                                                        106,000          113,814
11.625% November 2004 (9)                                                                                 30,000           35,557
6.50% May 2005                                                                                            16,490           18,306
6.75% May 2005                                                                                            10,300           11,483
5.75% November 2005                                                                                       86,000           95,070
5.875% November 2005                                                                                      20,000           22,180
4.625% May 2006                                                                                           25,000           26,964
6.875% May 2006                                                                                          169,000          194,446
3.375% January 2007 (12)                                                                                 212,831          229,757
6.25% February 2007                                                                                       16,675           19,127
4.375% May 2007                                                                                           32,500           34,900
6.625% May 2007                                                                                           40,000           46,695
6.125% August 2007                                                                                        25,000           28,756
3.625% January 2008 (12)                                                                                  61,719           67,766
5.625% May 2008                                                                                           40,000           45,395
4.75% November 2008                                                                                       40,000           43,677
9.125% May 2009                                                                                           18,000           19,873
6.00% August 2009                                                                                        131,810          153,263
10.375% November 2009 (9)                                                                                 12,500           14,483
10.00% May 2010                                                                                            5,000            5,927
3.50% January 2011 (12)                                                                                   93,747          102,638
5.00% February 2011                                                                                       25,000           27,480
5.00% August 2011                                                                                         38,260           41,975
10.375% November 2012                                                                                     24,500           32,766
12.00% August 2013 (9)                                                                                    10,000           14,569
7.50% November 2016                                                                                       87,000          113,874
7.875% February 2021                                                                                      20,000           27,452
5.375% February 2031                                                                                      26,220           28,600
                                                                                                                        1,616,793

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  -  1.19%
7.00% 2005                                                                                                90,000          100,935
6.00% 2012                                                                                                25,000           26,336
6.75% 2028                                                                                                15,000           15,062
7.25% 2030                                                                                                23,750           29,875
                                                                                                                          172,208

FREDDIE MAC BONDS & NOTES  -  0.62%
4.25% 2005                                                                                                27,250           28,708
5.75% 2010                                                                                 Euro             12,000         13,905
4.75% 2012                                                                                          $     20,000           19,994
6.75% 2031                                                                                                22,650           27,147
                                                                                                                           89,754

FEDERAL HOME LOAN BANK BONDS & NOTES  -  0.07%
4.875% 2004                                                                                               10,250           10,698

GOVERNMENTS & GOVERNMENTAL BODIES (EXCLUDING U.S.)
NON-U.S. GOVERNMENT OBLIGATIONS  -  6.63%
Deutschland Republic:
 6.875% 2005                                                                               Euro           32,590           37,220
 5.25% 2008                                                                                               69,400           78,721
Bundesrepublik:
 6.00% 2007                                                                                               23,827           27,682
 5.25% 2010                                                                                               64,340           73,102
Bundesobligation Eurobond:
 3.25% 2004                                                                                               20,000           21,139
 4.50% 2006                                                                                               36,000           39,411
Treuhandanstalt:
 7.125% 2003                                                                                              12,376           13,025
 6.75% 2004                                                                                               10,500           11,606
Netherlands Government Eurobond 5.00% 2012                                                                59,820           66,491
Hungarian Government:
 8.50% 2006                                                                                   HUF      4,500,000           20,920
 6.25% 2007                                                                                            4,455,000           19,253
 6.75% 2013                                                                                            4,750,000           21,288
French Government O.A.T. Eurobond:
 5.25% 2008                                                                                Euro            3,720            4,221
 4.00% 2009                                                                                               10,000           10,653
 5.50% 2010                                                                                                1,840            2,109
 Principal Strip 0% 2019                                                                                  45,000           21,217
 5.50% 2029                                                                                               16,360           18,849
Canadian Government:
 9.00% 2004                                                                                C$             10,000            7,044
 4.25% 2026 (12)                                                                                          64,692           47,539
Spanish Government:
 6.00% 2008                                                                                Euro           36,061           42,050
 6.15% 2013                                                                                               10,000           12,042
United Kingdom:
 6.50% 2003                                                                                Pound           5,700            9,412
 5.00% 2008                                                                                                8,960           14,968
 5.00% 2012                                                                                                8,220           13,861
 6.00% 2028                                                                                                5,650           11,218
Hellenic Republic:
 8.90% 2004                                                                                Euro           14,380           16,198
 8.60% 2008                                                                                               22,010           28,429
 7.50% 2013                                                                                                1,820            2,378
Polish Government:
 8.50% 2005                                                                                 PLZ           25,600            7,053
 Series 0605, 8.50% 2005                                                                                  22,525            6,257
 8.50% 2006                                                                                               44,000           12,447
 8.50% 2006                                                                                               11,000            3,164
 6.00% 2010                                                                                               61,500           16,510
Kingdom of Denmark 6.00% 2009                                                                DKr         190,000           29,822
Japanese Government 0.90% 2008                                                             Yen         3,400,000           29,503
Norwegian Government:
 6.75% 2007                                                                                   NOK         75,000           11,329
 5.50% 2009                                                                                              124,500           17,842
Swedish Government:
 3.50% 2006                                                                                 SKr          110,000           12,484
 5.25% 2011                                                                                              110,000           13,222
United Mexican States Government Eurobonds, Global:
 8.375% 2011                                                                                        $      1,800            2,039
 11.375% 2016                                                                                              6,658            8,938
 8.30% 2031                                                                                                8,220            8,693
Italian Government BTPS Eurobond 6.00% 2007                                                Euro           16,204           18,858
New South Wales Treasury Corp. 8.00% 2008                                                  A$             26,000           16,477
Russian Federation:  (1)
 5.00% 2030                                                                                         $     12,390            9,850
 5.00% 2030 (2)                                                                                              145              115
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (1)                                                                    4,036            3,592
 10.75% 2020                                                                                                 210              234
 9.375% 2023                                                                                               3,686            3,806
 8.875% 2027                                                                                                 250              248
 9.375% 2029                                                                                                 675              726
State of Qatar 9.75% 2030                                                                                  5,750            7,202
Banque Centrale de Tunisie 7.375% 2012                                                                     6,250            6,609
Bulgaria (Republic of) 8.25% 2015                                                                          3,726            4,082
Chile (Republic of) 7.125% 2012                                                                            3,000            3,379
Dominican Republic 9.50% 2006 (2)                                                                          2,135            2,268
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (3)                                                                                     1,060              704
 8.875% 2024                                                                                               1,375              760
 12.25% 2030                                                                                                 425              296
 11.00% 2040                                                                                                 610              381
New Zealand Government 4.50% 2016 (12)                                                     NZ$             3,417            1,899
Argentina (Republic of): (13)
 Series E, 0% 2003                                                                                  $      1,000              225
 7.00%/15.50% 2008 (4)                                                                                     4,095              921
 11.75% 2009                                                                                                  60               14
 11.375% 2017                                                                                                 65               16
 12.25% 2018 (3)                                                                                           1,048              215
 12.00% 2031 (3)                                                                                           1,829              375
Ireland (Republic of) Eurobond 5.00% 2013                                                  Euro               1,190         1,319
Jamaican Government 10.625% 2017                                                                    $      1,250            1,234
Guatemala (Republic of) 10.25% 2011 (2)                                                                    1,000            1,133
Venezuela (Republic of):
 Eurobond 2.313% 2007 (1)                                                                                    476              365
 9.25% 2027                                                                                                  915              624
Philippines (Republic of):
 9.875% 2019                                                                                                 500              496
 10.625% 2025                                                                                                470              485
Peru (Republic of):
 9.125% 2012                                                                                                 432              424
 Past Due Interest Eurobond 4.50% 2017 (1)                                                                   426              338
Turkey (Republic of) 12.375% 2009                                                                            500              543
                                                                                                                          961,562

DEVELOPMENT AUTHORITIES  -  0.09%
International Bank for Reconstruction & Development, Series MTN, 0% 2031                                  40,000            7,572
Corporacion Andina de Fomento 6.875% 2012                                                                  5,895            6,193
                                                                                                                           13,765

TAXABLE MUNICIPAL OBLIGATIONS  -  0.22%
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
Series 2002-E:
 3.975% 2005                                                                                              10,000           10,128
 4.33% 2006                                                                                                5,000            5,077
Chugach Electric Association, Inc., Series 2001-A, MBIA insured, 6.55% 2011                                7,500            8,464
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego                       7,811            8,148
Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (2) (10)
                                                                                                                           31,817

Miscellaneous  -  0.14%
Other bonds, notes & preferred stocks in initial period of acquisition                                                     20,179


Equity related securities

Stocks & warrants  -  0.16% (7)
Nextel Communications, Inc., Class A  (2)                                                         765,694 shares            8,844
ZiLOG, Inc. (14)                                                                                       2,555,000            7,282
ZiLOG, Inc. - MOD III Inc., unit  (5) (14)                                                                 2,555            1,369
Wilshire Financial Services Group, Inc. (14)                                                           1,601,967            5,206
Clarent Hospital Corp.  (14)                                                                             309,802              775
Protection One Alarm Monitoring, Inc., warrants, expire 2005  (2)  (5)                                    54,400                2
NTL Inc., warrants, expire 2008  (2)  (5)                                                                 26,362
                                                                                                                           23,478

Miscellaneous  -  0.00%
Other equity securities in initial period of acquisition                                                                      237


Total bonds, notes, preferred stocks & equity related securities (cost: $13,151,172,000)                               13,087,444





Short-term securities

Corporate short-term notes  -  5.52%
Receivables Capital Corp.: (2)
 1.35% due 1/3/2003                                                                                 $     38,800           38,796
 1.32% due 1/17/2003                                                                                       7,000            6,996
Enterprise Funding Corp. 1.36% due 1/21/2003 (2) (9)                                                      35,445           35,417
Kraft Foods Inc.:
 1.30% due 1/27/2003                                                                                      23,500           23,477
 1.30% due 1/28/2003                                                                                       5,000            4,995
 1.30% due 2/4/2003                                                                                       20,000           19,975
 1.32% due 2/26/2003                                                                                      20,800           20,757
Pfizer Inc: (2)
 1.30% due 1/15/2003                                                                                      25,000           24,987
 1.29% due 2/26/2003                                                                                      44,000           43,910
Triple-A One Funding Corp.: (2)
 1.33% due 1/10/2003                                                                                      15,379           15,373
 1.36% due 1/17/2003                                                                                      14,506           14,497
 1.34% due 2/19/2003                                                                                      17,034           17,002
 1.35% due 2/26/2003                                                                                      12,000           11,974
Merck & Co. Inc.:
 1.30% due 1/7/2003                                                                                       38,000           37,990
 1.30%  due 1/31/2003                                                                                     10,500           10,488
Corporate Asset Funding Co. Inc. 1.34% due 1/9/2003 (2)                                                   29,400           29,390
Ciesco LP 1.30% due 1/21/2003                                                                             17,000           16,987
Gannett Co.: (2)
 1.28% due 1/9/2003                                                                                       25,000           24,992
 1.30% due 1/22/2003                                                                                      19,600           19,584
Medtronic Inc. 1.31% due 1/28/2003 (2)                                                                    39,000           38,960
Wells Fargo & Co. 1.31% due 1/24/2003                                                                     33,600           33,571
Schering Corp.:
 1.29% due 2/3/2003                                                                                       12,600           12,585
 1.27% due 2/6/2003 (9)                                                                                   19,700           19,674
Edison Asset Securitization LLC: (2)
 1.34% due 1/22/2003                                                                                       7,000            6,994
 1.34% due 2/24/2003                                                                                      25,000           24,949
American Express Credit Corp.:
 1.36% due 1/14/2003                                                                                      20,000           19,989
 1.29% due 1/30/2003                                                                                      10,800           10,788
Executive Jet Inc. due 1.33% 2/19/2003 (2) (9)                                                            30,091           30,035
American General Finance Corp. 1.50% due 2/3/2003                                                         30,000           29,957
Harley-Davidson Funding Corp.: (2)
 1.30% due 1/15/2003                                                                                      10,000            9,995
 1.29% due 2/12/2003                                                                                      18,000           17,972
FCAR Owner Trust I 1.33% due 1/16/2003 (9)                                                                25,000           24,985
ChevronTexaco Corp. 1.31% due 1/23/2003                                                                   24,800           24,779
Kimberly-Clark Corp. 1.26% due 1/6/2003 (2)                                                               11,200           11,198
Kimberly-Clark Worldwide Inc. 1.27% due 1/17/2003 (2)                                                     11,000           10,993
Scripps (E.W.) Co. 1.58% due 1/8/2003 (2)                                                                 18,000           17,994
Abbott Laboratories Inc.: (2)
 1.50% due 1/7/2003                                                                                       11,500           11,497
 1.30% due 1/23/2003                                                                                       5,700            5,695
Johnson & Johnson 1.30% due 1/7/2003 (2)                                                                  10,000            9,998
Motiva Enterprises LLC 1.30% due 1/13/2003                                                                10,000            9,995
                                                                                                                          800,190

Federal agency discount notes  -  4.95%
Federal Home Loan Bank:
 1.27%-1.455% due 1/2/2003                                                                                29,500           29,498
 1.68% due 1/10/2003 (9)                                                                                  47,000           46,978
 1.692% due 1/15/2003 (9)                                                                                 21,000           20,985
 1.255% due 1/29/2003                                                                                     25,000           24,975
 1.26%-1.43% due 2/5/2003 (9)                                                                             32,951           32,907
 1.24% due 2/7/2003                                                                                       25,000           24,967
 1.245%-1.26% due 2/14/2003 (9)                                                                           74,800           74,683
 1.28% due 2/19/2003                                                                                      17,700           17,669
 1.255% due 2/21/2003                                                                                      5,700            5,690
 1.245% due 2/25/2003                                                                                      5,300            5,290
 1.265% due 3/7/2003                                                                                      25,000           24,943
 1.277% due 3/14/2003                                                                                     25,000           24,937
Freddie Mac:
 1.27% due 1/14/2003                                                                                       6,100            6,097
 1.28% due 1/21/2003 (9)                                                                                  45,400           45,366
 1.26% due 2/4/2003                                                                                        8,700            8,689
 1.285% due 2/11/2003                                                                                     27,300           27,259
 1.28% due 2/12/2003 (9)                                                                                  40,000           39,939
 1.24% due 2/21/2003                                                                                      25,000           24,955
 1.28% due 3/27/2003                                                                                      10,500           10,469
 1.24% due 4/3/2003 (9)                                                                                   56,700           56,518
Fannie Mae:
 1.69% due 1/7/2003 (9)                                                                                   40,000           39,987
 1.26% due 2/14/2003                                                                                      20,000           19,968
 1.29% due 2/25/2003 (9)                                                                                  50,000           49,900
 1.28% due 3/5/2003                                                                                       25,000           24,944
Federal Farm Credit Banks:
 1.68% due 1/13/2003                                                                                       8,823            8,818
 1.265% due 3/5/2003                                                                                      18,400           18,359
 1.265% due 3/6/2003                                                                                       4,000            3,991
                                                                                                                          718,781

Certificates of deposit  -  0.09%
State Street Bank & Trust 1.32% due 2/20/2003                                                             13,000           13,000


Total short-term securities (cost: $1,531,966,000)                                                                      1,531,971


Total investment securities (cost: $14,683,138,000)                                                                    14,619,415
Other assets less liabilities                                                                                            (119,067)

Net assets                                                                                                            $14,500,348

(1)  Coupon rate may change periodically.
(2)  Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3)  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4)  Step bond; coupon rate will increase at a later date.
(5)  Valued under fair value procedures adopted by authority of the Board of Directors.
(6)  Company not making interest payments;
     bankruptcy proceedings pending.
(7)  Security did not produce income during the last 12 months.
(8)  Purchased as a unit; issue was separated but reattached for reporting purposes.
(9)  This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Pass-through securities backed by a pool of
     mortgages or other loans on which principal payments are
     periodically made.  Therefore, the effective maturities
     are shorter than the stated maturities.
(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(12) Index-linked bond whose principal amount moves with a government retail price index.
(13) Scheduled interest payment not made; reorganization pending.
(14) The fund owns 8.54%, 8.82% and 5.07% of the outstanding voting securities of ZiLOG, Inc.,
     Wilshire Financial Services Group, Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.


See Notes to Financial Statements




Bond Fund of America
Financial statements

Statement of assets and liabilities
at December 31, 2002
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $14,639,345)                                                        $14,604,783
  Affiliated issuers (cost: $43,793)                                                                   14,632      $14,619,415
 Cash                                                                                                                   10,611
 Receivables for:
  Sales of investments                                                                                 49,301
  Sales of fund's shares                                                                               45,866
  Dividends and interest                                                                              201,209          296,376
                                                                                                                    14,926,402
Liabilities:
 Payables for:
  Purchases of investments                                                                            378,691
  Repurchases of fund's shares                                                                         33,354
  Open forward currency contracts                                                                         904
  Closed forward currency contracts                                                                     4,178
  Investment advisory services                                                                          3,577
  Services provided by affiliates                                                                       5,101
  Deferred Directors' compensation                                                                        189
  Other fees and expenses                                                                                  60          426,054
Net assets at December 31, 2002                                                                                    $14,500,348

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $15,251,127
 Distributions in excess of net investment income                                                                      (23,316)
 Accumulated net realized loss                                                                                        (665,476)
 Net unrealized depreciation                                                                                           (61,987)
Net assets at December 31, 2002                                                                                    $14,500,348

Total authorized capital stock - 2,500,000 shares, $.001 par value
                                                                                                       Shares  Net asset value
                                                                                   Net assets     outstanding     per share (1)

Class A                                                                           $12,600,382         992,196           $12.70
Class B                                                                               938,628          73,910            12.70
Class C                                                                               554,457          43,660            12.70
Class F                                                                               180,185          14,188            12.70
Class 529-A                                                                            50,164           3,950            12.70
Class 529-B                                                                            16,660           1,312            12.70
Class 529-C                                                                            27,864           2,194            12.70
Class 529-E                                                                             3,471             273            12.70
Class 529-F                                                                               164              13            12.70
Class R-1                                                                                 832              66            12.70
Class R-2                                                                              20,881           1,644            12.70
Class R-3                                                                              18,158           1,430            12.70
Class R-4                                                                              10,713             844            12.70
Class R-5                                                                              77,789           6,125            12.70

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $13.19 for each.

See Notes to Financial Statements



Statement of operations
for the year ended December 31, 2002
(dollars in thousands)

Investment income:
 Income:
  Interest                                                                                           $947,401
  Dividends                                                                                            14,515         $961,916

 Fees and expenses:
  Investment advisory services                                                                         40,506
  Distribution services                                                                                41,293
  Transfer agent services                                                                              15,669
  Administrative services                                                                               1,320
  Reports to shareholders                                                                                 712
  Registration statement and prospectus                                                                   921
  Postage, stationery and supplies                                                                      1,695
  Directors' compensation                                                                                  68
  Auditing and legal                                                                                       94
  Custodian                                                                                               672
  State and local taxes                                                                                   143
  Other                                                                                                     3
  Total expenses before reimbursement                                                                 103,096
   Reimbursement of expenses                                                                               14          103,082
 Net investment income                                                                                                 858,834

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                        (443,923)
  Non-U.S. currency transactions                                                                      (16,418)        (460,341)
 Net unrealized appreciation on:
  Investments                                                                                         401,587
  Non-U.S. currency translations                                                                        2,116          403,703
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               (56,638)
Net increase in net assets resulting
 from operations                                                                                                      $802,196







Statement of changes in net assets
(dollars in thousands)


Year ended December 31
                                                                                                         2002             2001
Operations:
 Net investment income                                                                               $858,834         $768,969
 Net realized loss on investments and
  non-U.S. currency transactions                                                                     (460,341)        (125,097)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                                   403,703           66,291
  Net increase in net assets
   resulting from operations                                                                          802,196          710,163

Dividends paid to shareholders from net investment income                                            (863,912)        (739,198)

Capital share transactions                                                                          2,604,167        2,532,478

Total increase in net assets                                                                        2,542,451        2,503,443

Net assets:
 Beginning of year                                                                                 11,957,897        9,454,454
 End of year (including
  distributions in excess of
  net investment income: $23,316 and $7,454,
  respectively)                                                                                   $14,500,348      $11,957,897



See Notes to Financial Statements

Notes to financial statements


1. Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge   Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero        Classes B and 529-B
                                               for redemptions within          convert to classes A and
                                               six years of purchase           529-A,respectively, after
                                                                               eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None           1% for redemptions within       Class C converts to
                                                one year of purchase           Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None           1% for redemptions within              None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2002, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $14,782,187,000.

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains
                                                                                                                 $148
Loss deferrals related to non-U.S. currency that were realized during the period November 1,
2002 through December 31, 2002                                                                                (2,241)
Short-term and long-term capital loss deferrals                                                             (582,545)
Gross unrealized appreciation on investment securities                                                        742,903
Gross unrealized depreciation on investment securities                                                      (905,675)



Short-term and long-term capital loss deferrals above include capital loss carryforwards of $24,538,000, $42,420,000, $57,575,000 and $254,538,000 expiring in 2007, 2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $203,474,000, that were realized during the period November 1, 2002 through December 31, 2002.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Year ended December 31, 2002

                                   Distributions from ordinary income

                                Net investment income     Short-term        Distributions from long-term                  Total
Share class                        and currency gains  capital gains                       capital gains     distributions paid
Class A                                     $ 786,683              -                                   -              $ 786,683
Class B                                        40,937              -                                   -                 40,937
Class C                                        22,056              -                                   -                 22,056
Class F                                         8,650              -                                   -                  8,650
Class 529-A(1)                                  1,373              -                                   -                  1,373
Class 529-B(1)                                    390              -                                   -                    390
Class 529-C(1)                                    660              -                                   -                    660
Class 529-E(1)                                     70              -                                   -                     70
Class 529-F(1)                                      1              -                                   -                      1
Class R-1(2)                                        9              -                                   -                      9
Class R-2(2)                                      214              -                                   -                    214
Class R-3(2)                                      191              -                                   -                    191
Class R-4(2)                                       97              -                                   -                     97
Class R-5(2)                                    2,581              -                                   -                  2,581
Total                                       $ 863,912              -                                   -              $ 863,912

Year ended December 31, 2001
                                  Distributions from ordinary income

                               Net investment income     Short-term        Distributions from long-term                  Total
Share class                        and currency gains  capital gains                       capital gains     distributions paid
Class A                                     $ 718,108              -                                   -              $ 718,108
Class B                                        15,528              -                                   -                 15,528
Class C(3)                                      3,716              -                                   -                  3,716
Class F(3)                                      1,846              -                                   -                  1,846
Total                                       $ 739,198              -                                   -              $ 739,198

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002.
(2) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(3) Class C and F shares were offered beginning March 15, 2001.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on an annual rate of 2.25% on the first $8,333,333 of the fund's monthly gross investment income and 2.00% on such income in excess of $8,333,333. For the year ended December 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.307% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $12,491,000 for Class A. There were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended December 31, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $29,650          $14,714        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B            7,108            955          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C           3,915           Included            $853
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class F            336            Included            264
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-A           32            Included             58
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-B           71            Included             22
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-C          121            Included             36
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-E           6             Included              3
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-F           -*            Included              -*
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-1            2             Included              2
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-2            31            Included             25
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-3            17            Included             13
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-4            4             Included              4
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-5      Not applicable      Included             40
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
     Total           $41,293          $15,669            $1,320
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Year ended December 31, 2002

Share class                       Sales(1)        Sales(1)           Reinvestments of dividends
                                   Amount           Shares               Amount          Shares
Class A                       $ 4,275,824          342,033            $ 651,356          52,134
Class B                           549,413           43,871               31,518           2,528
Class C                           458,783           36,606               16,938           1,360
Class F                           229,900           18,412                6,607             530
Class 529-A(2)                     49,464            3,961                1,370             110
Class 529-B(2)                     16,313            1,307                  389              32
Class 529-C(2)                     27,376            2,192                  659              53
Class 529-E(2)                      3,348              269                   70               5
Class 529-F(2)                        160               13                    1              -*
Class R-1(3)                          829               67                    9               1
Class R-2(3)                       22,198            1,802                  212              17
Class R-3(3)                       20,692            1,675                  191              15
Class R-4(3)                       10,791              883                   97               8
Class R-5(3)                       85,786            6,891                1,500             122
Total net increase
   (decrease) in fund         $ 5,750,877          459,982            $ 710,917          56,915


Year ended December 31, 2001

Share class                       Sales(1)        Sales(1)           Reinvestments of dividends
                                   Amount           Shares               Amount          Shares
Class A                       $ 3,848,566          297,309            $ 582,309          45,082
Class B                           409,659           31,665               11,772             913
Class C(4)                        218,877           16,943                2,915             226
Class F(4)                         98,077            7,589                1,349             105
Total net increase
   (decrease) in fund         $ 4,575,179          353,506            $ 598,345          46,326


Year ended December 31, 2002

Share class                                Repurchases(1)                    Net increase
                                     Amount            Shares            Amount         Shares
Class A                        $ (3,478,409)         (279,194)      $ 1,448,771        114,973
Class B                            (115,299)           (9,277)          465,632         37,122
Class C                            (111,519)           (8,994)          364,202         28,972
Class F                            (132,996)          (10,729)          103,511          8,213
Class 529-A(2)                       (1,501)             (121)           49,333          3,950
Class 529-B(2)                         (330)              (27)           16,372          1,312
Class 529-C(2)                         (638)              (51)           27,397          2,194
Class 529-E(2)                          (16)               (1)            3,402            273
Class 529-F(2)                           (1)               -*               160             13
Class R-1(3)                            (25)               (2)              813             66
Class R-2(3)                         (2,162)             (175)           20,248          1,644
Class R-3(3)                         (3,212)             (260)           17,670          1,430
Class R-4(3)                           (585)              (47)           10,304            844
Class R-5(3)                        (10,934)             (888)           76,352          6,125
Total net increase
   (decrease) in fund          $ (3,857,627)         (309,766)      $ 2,604,167        207,131


Year ended December 31, 2001

Share class                                Repurchases(1)                    Net increase
                                     Amount            Shares            Amount         Shares
Class A                        $ (2,551,817)         (197,331)      $ 1,879,058        145,060
Class B                             (35,003)           (2,710)          386,428         29,868
Class C(4)                          (32,026)           (2,481)          189,766         14,688
Class F(4)                          (22,200)           (1,719)           77,226          5,975
Total net increase
   (decrease) in fund          $ (2,641,046)         (204,241)      $ 2,532,478        195,591


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(4) Class C and F shares were offered beginning March 15, 2001.



6. Forward currency contracts

As of December 31, 2002, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                 Contract amount                  U.S. valuations at December 31, 2002
                                             Non-U.S.          U.S.            Amount                Unrealized (depreciation)
Non-U.S. currency contracts                   (000)           (000)            (000)                        (000)

Euros expiring 1/17 to 3/11/2003             Euro 15,801       $15,650         $16,554                      $(904)

7. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2002, the total value of restricted securities was $2,395,532,000, which represents 16.52% of the net assets of the fund.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,087,650,000 and $6,038,653,000, respectively, during the year ended December 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2002, the custodian fee of $672,000 includes $102,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)
                                                                          Income from investment operations(2)
                                                                                              Net
                                             Net asset                              (losses)gains
                                                value,                  Net         on securities           Total from
                                             beginning           investment        (both realized           investment
                                             of period               income        and unrealized)          operations
Class A:
 Year ended 12/31/2002                          $12.79                 $.82                 $(.08)                $.74
 Year ended 12/31/2001                           12.79                  .93                  (.03)                 .90
 Year ended 12/31/2000                           12.98                  .94                  (.17)                 .77
 Year ended 12/31/1999                           13.61                  .93                  (.63)                 .30
 Year ended 12/31/1998                           14.00                  .94                  (.24)                 .70
Class B:
 Year ended 12/31/2002                           12.79                  .72                  (.08)                 .64
 Year ended 12/31/2001                           12.79                  .83                  (.03)                 .80
 Period from 3/15/2000 to 12/31/2000             12.92                  .62                  (.08)                 .54
Class C:
 Year ended 12/31/2002                           12.79                  .71                  (.08)                 .63
 Period from 3/15/2001 to 12/31/2001             13.05                  .63                  (.27)                 .36
Class F:
 Year ended 12/31/2002                           12.79                  .81                  (.08)                 .73
 Period from 3/15/2001 to 12/31/2001             13.05                  .70                  (.27)                 .43
Class 529-A:
 Period from 2/15/2002 to 12/31/2002             12.76                  .69                  (.04)                 .65
Class 529-B:
 Period from 2/15/2002 to 12/31/2002             12.76                  .60                  (.04)                 .56
Class 529-C:
 Period from 2/19/2002 to 12/31/2002             12.73                  .60                  (.02)                 .58
Class 529-E:
 Period from 3/7/2002 to 12/31/2002              12.70                  .61                   .02                  .63
Class 529-F:
 Period from 9/26/2002 to 12/31/2002             12.31                  .19                   .40                  .59
Class R-1:
 Period from 6/11/2002 to 12/31/2002             12.65                  .38                   .06                  .44
Class R-2:
 Period from 5/31/2002 to 12/31/2002             12.72                  .40                  (.01)                 .39
Class R-3:
 Period from 6/4/2002 to 12/31/2002              12.73                  .42                  (.02)                 .40
Class R-4:
 Period from 5/20/2002 to 12/31/2002             12.67                  .47                   .04                  .51
Class R-5:
 Period from 5/15/2002 to 12/31/2002             12.66                  .52                   .05                  .57


                                                         Dividends and distributions

                                              Dividends
                                              (from net          Distributions               Total
                                             investment          (from capital       dividends and
                                                 income)                 gains)      distributions
Class A:
 Year ended 12/31/2002                            $(.83)                   $ -               $(.83)
 Year ended 12/31/2001                             (.90)                     -                (.90)
 Year ended 12/31/2000                             (.96)                     -                (.96)
 Year ended 12/31/1999                             (.93)                     -                (.93)
 Year ended 12/31/1998                             (.95)                  (.14)              (1.09)
Class B:
 Year ended 12/31/2002                             (.73)                     -                (.73)
 Year ended 12/31/2001                             (.80)                     -                (.80)
 Period from 3/15/2000 to 12/31/2000               (.67)                     -                (.67)
Class C:
 Year ended 12/31/2002                             (.72)                     -                (.72)
 Period from 3/15/2001 to 12/31/2001               (.62)                     -                (.62)
Class F:
 Year ended 12/31/2002                             (.82)                     -                (.82)
 Period from 3/15/2001 to 12/31/2001               (.69)                     -                (.69)
Class 529-A:
 Period from 2/15/2002 to 12/31/2002               (.71)                     -                (.71)
Class 529-B:
 Period from 2/15/2002 to 12/31/2002               (.62)                     -                (.62)
Class 529-C:
 Period from 2/19/2002 to 12/31/2002               (.61)                     -                (.61)
Class 529-E:
 Period from 3/7/2002 to 12/31/2002                (.63)                     -                (.63)
Class 529-F:
 Period from 9/26/2002 to 12/31/2002               (.20)                     -                (.20)
Class R-1:
 Period from 6/11/2002 to 12/31/2002               (.39)                     -                (.39)
Class R-2:
 Period from 5/31/2002 to 12/31/2002               (.41)                     -                (.41)
Class R-3:
 Period from 6/4/2002 to 12/31/2002                (.43)                     -                (.43)
Class R-4:
 Period from 5/20/2002 to 12/31/2002               (.48)                     -                (.48)
Class R-5:
 Period from 5/15/2002 to 12/31/2002               (.53)                     -                (.53)

                                                                                       Ratio of           Ratio of
                                               Net asset               Net assets,     expenses         net income
                                              value, end     Total   end of period   to average         to average
                                               of period  return(3)   (in millions)  net assets         net assets
Class A:
 Year ended 12/31/2002                            $12.70     6.11%         $12,600         .71%              6.59%
 Year ended 12/31/2001                             12.79      7.15          11,223          .71               7.17
 Year ended 12/31/2000                             12.79      6.19           9,366          .72               7.35
 Year ended 12/31/1999                             12.98      2.29           9,477          .69               6.96
 Year ended 12/31/1998                             13.61      5.17           9,541          .66               6.94
Class B:
 Year ended 12/31/2002                             12.70      5.28             939         1.47               5.77
 Year ended 12/31/2001                             12.79      6.37             471         1.45               6.30
 Period from 3/15/2000 to 12/31/2000               12.79      4.33              88         1.42(5)            6.65(5)
Class C:
 Year ended 12/31/2002                             12.70      5.20             554         1.55               5.66
 Period from 3/15/2001 to 12/31/2001               12.79      2.83             188         1.57(5)            6.25(5)
Class F:
 Year ended 12/31/2002                             12.70      6.04             180          .77               6.44
 Period from 3/15/2001 to 12/31/2001               12.79      3.35              76          .79(5)            7.03(5)
Class 529-A:
 Period from 2/15/2002 to 12/31/2002               12.70      5.33              50          .75(5)            6.46(5)
Class 529-B:
 Period from 2/15/2002 to 12/31/2002               12.70      4.55              17         1.64(5)            5.57(5)
Class 529-C:
 Period from 2/19/2002 to 12/31/2002               12.70      4.75              28         1.63(5)            5.58(5)
Class 529-E:
 Period from 3/7/2002 to 12/31/2002                12.70      5.14               3         1.13(5)            6.06(5)
Class 529-F:
 Period from 9/26/2002 to 12/31/2002               12.70      4.81            - (4)         .30               1.51
Class R-1:
 Period from 6/11/2002 to 12/31/2002               12.70      3.59               1         1.52(5)(6)         5.55(5)
Class R-2:
 Period from 5/31/2002 to 12/31/2002               12.70      3.23              21         1.48(5)(6)         5.56(5)
Class R-3:
 Period from 6/4/2002 to 12/31/2002                12.70      3.31              18         1.10(5)(6)         5.95(5)
Class R-4:
 Period from 5/20/2002 to 12/31/2002               12.70      4.21              11          .74(5)(6)         6.20(5)
Class R-5:
 Period from 5/15/2002 to 12/31/2002               12.70      4.66              78          .42(5)            6.75(5)

Year ended December 31
                                                                       2002    2001    2000      1999    1998

Portfolio turnover rate for all classes of shares                       50%     64%     62%       47%     66%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.53%, 1.67%, 1.20% and .77% for classes R-1, R-2, R-3 and R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



Independent auditors' report

To the Board of Directors and Shareholders of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
February 3, 2002



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1%/ of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 6% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2003 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




[LOGO - American Funds(SM)]               The right choice for the long term/SM/




The Bond Fund
of America/SM/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 6    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15   Individual Retirement Account (IRA) Rollovers
16   Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 March 1, 2003

Risk/Return Summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking income and more price stability than that offered by stocks, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge;
if one were included, results would be lower)
[BAR CHART]
1993    14.13
1994    -5.02
1995    18.25
1996     6.71
1997     9.24
1998     5.17
1999     2.29
2000     6.19
2001     7.15
2002     6.11
[END BAR CHART]


Highest/lowest quarterly results during this time period were:


HIGHEST                        6.08%  (quarter ended June 30, 1995)
LOWEST                        -3.68%  (quarter ended March 31, 1994)




                                     2
The Bond Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 5/28/74           2.12%     4.56%       6.45%        9.37%
 Lehman Brothers Aggregate Bond   10.25%     7.55%       7.51%         N/A
Index/2/
 Lipper Average of Corporate       8.42%     6.09%       6.84%        9.02%
Debt A-Rated Bond Funds/3/
 Consumer Price Index/4/           2.38%     2.32%       2.46%        4.70%
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2002: 5.30%
 (For current yield information, please call American FundsLine at
1-800-325-3590.)



1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                          The Bond Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       3.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $100,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                        CLASS A   R-1/1/    R-2/1/    R-3/1/    R-4/1/    R-5/1/
---------------------------------------------------------------------------------
 Management Fees         0.31%    0.31%     0.31%     0.31%     0.31%     0.31%
---------------------------------------------------------------------------------
 Distribution and/or     0.25%    1.00%     0.75%     0.50%     0.25%     none
 Service (12b-1)
 Fees/2/
---------------------------------------------------------------------------------
 Other Expenses/3/       0.15%    1.22%     0.61%     0.39%     0.21%     0.11%
---------------------------------------------------------------------------------
 Total Annual Fund       0.71%    2.53%     1.67%     1.20%     0.77%     0.42%
 Operating Expenses
---------------------------------------------------------------------------------
 Expense Reimbursement    N/A     1.01%/4/  0.19%/4/  0.10%/4/  0.03%/4/   N/A
---------------------------------------------------------------------------------
 Net Expenses            0.71%    1.52%     1.48%     1.10%     0.74%     0.42%
---------------------------------------------------------------------------------



1 Annualized.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period. The resulting expense ratios are not indicative of expense ratios expected in the future.


                                     4
The Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $445       $594         $755       $1,224
------------------------------------------------------------------------
 R-1/2/                     $155       $480         $829       $1,813
------------------------------------------------------------------------
 R-2/2/                     $151       $468         $808       $1,768
------------------------------------------------------------------------
 R-3/2/                     $112       $350         $606       $1,340
------------------------------------------------------------------------
 R-4/2/                     $ 76       $237         $411       $  918
------------------------------------------------------------------------
 R-5                        $ 43       $135         $235       $  530
------------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company.


                                     5
                                          The Bond Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. It is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would


                                     6
The Bond Fund of America / Prospectus
reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 5/28/74           6.11%     5.37%       6.86%        9.52%
 Lehman Brothers Aggregate Bond   10.25%     7.55%       7.51%         N/A
Index/2/
 Lipper Average of Corporate       8.42%     6.09%       6.84%        9.02%
Debt A-Rated Bond Funds/3/
 Consumer Price Index/4/           2.38%     2.32%       2.46%        4.70%
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2002: 5.97%/5/
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)



1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     7
                                          The Bond Fund of America / Prospectus

Holdings by Investment Type as of January 31, 2003
[PIE CHART]
Corporate bonds 49.6%
U.S. Treasury notes & bonds 11.7
Federal Agency mortgage pass-through securities 10.2
Governments & governmental bodies
(excluding U.S.) 6.7
Asset-backed securities 6.6
Commercial & other mortgage-backed securities 5.8
Federal Agency notes & bonds 1.9
Taxable municipal obligations 0.5
Equity-related securities 0.2
Cash & equivalents 6.8
[END PIE CHART]




 HOLDINGS BY QUALITY RATING AS OF JANUARY 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. Treasury & Agency                                23.8%
-------------------------------------------------------------------------------
 Cash & Equivalents                                     6.8
-------------------------------------
 Aaa/AAA                                               13.4
-------------------------------------------------------------------------------
 Aa/AA                                                  5.2
-------------------------------------------------------------------------------
 A/A                                                   21.8
-------------------------------------------------------------------------------
 Baa/BBB                                               14.7
-------------------------------------------------------------------------------
 Ba/BB                                                  4.4
-------------------------------------------------------------------------------
 B/B                                                    5.8
-------------------------------------------------------------------------------
 Caa/CCC                                                3.4
-------------------------------------------------------------------------------
 Ca/CC                                                  0.2
-------------------------------------------------------------------------------
 C/C                                                    0.2
-------------------------------------------------------------------------------
 Other                                                  0.3
-------------------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
The Bond Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years             Senior Vice President and Director, Capital
 President, Principal             (since the fund's        Research and Management Company
 Executive Officer and               inception)
 Director                                                  Investment professional for 51 years in total;
                                                           36 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                      8 years             Senior Vice President and Director, Capital
 Senior Vice President                                     Research and Management Company

                                                           Investment professional for 22 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK R. MACDONALD                     4 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 17 years in total;
                                                           9 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         14 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 21 years in total;
                                                           20 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK H. DALZELL                       9 years             Vice President - Investment Management Group,
                                                           Capital Research and Management Company

                                                           Investment professional for 25 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       5 years             Senior Vice President, Capital Research Company
                                 (plus 7 years prior
                              experience as a research     Investment professional for 15 years in total;
                              professional for the fund)   13 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------



                                     9
                                          The Bond Fund of America / Prospectus

                                     10
The Bond Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                          The Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
The Bond Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.



                                       SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%            3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%            2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%            2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%            1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%            1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none        see below
 investments described below
----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).


                                     13
                                          The Bond Fund of America / Prospectus

Sales Charge Reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge.

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     14
The Bond Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or

 . Class F shares.

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                          The Bond Fund of America / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
The Bond Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                          The Bond Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends                       Total
                                      value,       Net      (both realized  Total from  (from net   Distributions     dividends
                                     beginning  investment       and        investment  investment      (from            and
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                 $12.79       $.82         $(.08)         $.74       $(.83)        $   -          $ (.83)
Year ended 12/31/2001                  12.79        .93          (.03)          .90        (.90)            -            (.90)
Year ended 12/31/2000                  12.98        .94          (.17)          .77        (.96)            -            (.96)
Year ended 12/31/1999                  13.61        .93          (.63)          .30        (.93)            -            (.93)
Year ended 12/31/1998                  14.00        .94          (.24)          .70        (.95)         (.14)          (1.09)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 12/31/2002    12.65        .38           .06           .44        (.39)            -            (.39)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 12/31/2002    12.72        .40          (.01)          .39        (.41)            -            (.41)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 12/31/2002     12.73        .42          (.02)          .40        (.43)            -            (.43)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 5/20/2002 to 12/31/2002    12.67        .47           .04           .51        (.48)            -            (.48)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to 12/31/2002    12.66        .52           .05           .57        (.53)            -            (.53)



                                                                Net assets,    Ratio of      Ratio of
                                       Net asset                  end of      expenses to   net income
                                     value, end of    Total       period      average net   to average
                                        period      return/3/  (in millions)    assets      net assets
-------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                   $12.70        6.11%       $12,600        .71%         6.59 %
Year ended 12/31/2001                    12.79        7.15         11,223        .71          7.17
Year ended 12/31/2000                    12.79        6.19          9,366        .72          7.35
Year ended 12/31/1999                    12.98        2.29          9,477        .69          6.96
Year ended 12/31/1998                    13.61        5.17          9,541        .66          6.94
-------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 12/31/2002      12.70        3.59              1       1.52/4,5/     5.55/4/
-------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 12/31/2002      12.70        3.23             21       1.48/4,//5/   5.56/4/
-------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 12/31/2002       12.70        3.31             18       1.10/4,//5/   5.95/4/
-------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 5/20/2002 to 12/31/2002      12.70        4.21             11        .74/4,//5/   6.20 /4/
-------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to 12/31/2002      12.70        4.66             78        .42/4/       6.75 /4/


The Bond Fund of America / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         64%         62%         47%          66%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Annualized.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.53%, 1.67%, 1.20% and .77% for classes R-1, R-2, R-3 and R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



                                          The Bond Fund of America / Prospectus

NOTES


                                     20
The Bond Fund of America / Prospectus

NOTES


                                     21
                                          The Bond Fund of America / Prospectus

[LOGO - American Funds(SM)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2444
RPBFA-010-0303/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust



THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[LOGO - American Funds(SM)]               The right choice for the long term/SM/




The Bond Fund
of America/SM/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 6    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15   Individual Retirement Account (IRA) Rollovers
16   Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 March 1, 2003

Risk/Return Summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking income and more price stability than that offered by stocks, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge;
if one were included, results would be lower)
[BAR CHART]
1993    14.13
1994    -5.02
1995    18.25
1996     6.71
1997     9.24
1998     5.17
1999     2.29
2000     6.19
2001     7.15
2002     6.11
[END BAR CHART]


Highest/lowest quarterly results during this time period were:


HIGHEST                        6.08%  (quarter ended June 30, 1995)
LOWEST                        -3.68%  (quarter ended March 31, 1994)




                                     2
The Bond Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 5/28/74           2.12%     4.56%       6.45%        9.37%
 Lehman Brothers Aggregate Bond   10.25%     7.55%       7.51%         N/A
Index/2/
 Lipper Average of Corporate       8.42%     6.09%       6.84%        9.02%
Debt A-Rated Bond Funds/3/
 Consumer Price Index/4/           2.38%     2.32%       2.46%        4.70%
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2002: 5.30%
 (For current yield information, please call American FundsLine at
1-800-325-3590.)



1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                          The Bond Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       3.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $100,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                        CLASS A   R-1/1/    R-2/1/    R-3/1/    R-4/1/    R-5/1/
---------------------------------------------------------------------------------
 Management Fees         0.31%    0.31%     0.31%     0.31%     0.31%     0.31%
---------------------------------------------------------------------------------
 Distribution and/or     0.25%    1.00%     0.75%     0.50%     0.25%     none
 Service (12b-1)
 Fees/2/
---------------------------------------------------------------------------------
 Other Expenses/3/       0.15%    1.22%     0.61%     0.39%     0.21%     0.11%
---------------------------------------------------------------------------------
 Total Annual Fund       0.71%    2.53%     1.67%     1.20%     0.77%     0.42%
 Operating Expenses
---------------------------------------------------------------------------------
 Expense Reimbursement    N/A     1.01%/4/  0.19%/4/  0.10%/4/  0.03%/4/   N/A
---------------------------------------------------------------------------------
 Net Expenses            0.71%    1.52%     1.48%     1.10%     0.74%     0.42%
---------------------------------------------------------------------------------



1 Annualized.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period. The resulting expense ratios are not indicative of expense ratios expected in the future.


                                     4
The Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $445       $594         $755       $1,224
------------------------------------------------------------------------
 R-1/2/                     $155       $480         $829       $1,813
------------------------------------------------------------------------
 R-2/2/                     $151       $468         $808       $1,768
------------------------------------------------------------------------
 R-3/2/                     $112       $350         $606       $1,340
------------------------------------------------------------------------
 R-4/2/                     $ 76       $237         $411       $  918
------------------------------------------------------------------------
 R-5                        $ 43       $135         $235       $  530
------------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company.


                                     5
                                          The Bond Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. It is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would


                                     6
The Bond Fund of America / Prospectus
reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 5/28/74           6.11%     5.37%       6.86%        9.52%
 Lehman Brothers Aggregate Bond   10.25%     7.55%       7.51%         N/A
Index/2/
 Lipper Average of Corporate       8.42%     6.09%       6.84%        9.02%
Debt A-Rated Bond Funds/3/
 Consumer Price Index/4/           2.38%     2.32%       2.46%        4.70%
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2002: 5.97%/5/
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)



1 Lifetime results are measured from the date Class A shares first became available.
2 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not available.

3 The Lipper Average of Corporate Debt A-Rated Bond Funds consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     7
                                          The Bond Fund of America / Prospectus

Holdings by Investment Type as of January 31, 2003
[PIE CHART]
Corporate bonds 49.6%
U.S. Treasury notes & bonds 11.7
Federal Agency mortgage pass-through securities 10.2
Governments & governmental bodies
(excluding U.S.) 6.7
Asset-backed securities 6.6
Commercial & other mortgage-backed securities 5.8
Federal Agency notes & bonds 1.9
Taxable municipal obligations 0.5
Equity-related securities 0.2
Cash & equivalents 6.8
[END PIE CHART]




 HOLDINGS BY QUALITY RATING AS OF JANUARY 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. Treasury & Agency                                23.8%
-------------------------------------------------------------------------------
 Cash & Equivalents                                     6.8
-------------------------------------
 Aaa/AAA                                               13.4
-------------------------------------------------------------------------------
 Aa/AA                                                  5.2
-------------------------------------------------------------------------------
 A/A                                                   21.8
-------------------------------------------------------------------------------
 Baa/BBB                                               14.7
-------------------------------------------------------------------------------
 Ba/BB                                                  4.4
-------------------------------------------------------------------------------
 B/B                                                    5.8
-------------------------------------------------------------------------------
 Caa/CCC                                                3.4
-------------------------------------------------------------------------------
 Ca/CC                                                  0.2
-------------------------------------------------------------------------------
 C/C                                                    0.2
-------------------------------------------------------------------------------
 Other                                                  0.3
-------------------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
The Bond Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years             Senior Vice President and Director, Capital
 President, Principal             (since the fund's        Research and Management Company
 Executive Officer and               inception)
 Director                                                  Investment professional for 51 years in total;
                                                           36 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                      8 years             Senior Vice President and Director, Capital
 Senior Vice President                                     Research and Management Company

                                                           Investment professional for 22 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK R. MACDONALD                     4 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 17 years in total;
                                                           9 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         14 years             Senior Vice President, Capital Research and
 Senior Vice President                                     Management Company

                                                           Investment professional for 21 years in total;
                                                           20 years with Capital Research and Management
                                                           Company or affiliate
-----------------------------------------------------------------------------------------------------------
 MARK H. DALZELL                       9 years             Vice President - Investment Management Group,
                                                           Capital Research and Management Company

                                                           Investment professional for 25 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       5 years             Senior Vice President, Capital Research Company
                                 (plus 7 years prior
                              experience as a research     Investment professional for 15 years in total;
                              professional for the fund)   13 years with Capital Research and Management
                                                           Company or affiliate

-----------------------------------------------------------------------------------------------------------



                                     9
                                          The Bond Fund of America / Prospectus

                                     10
The Bond Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                          The Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
The Bond Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.



                                       SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%            3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%            2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%            2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%            1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%            1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none        see below
 investments described below
----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).


                                     13
                                          The Bond Fund of America / Prospectus

Sales Charge Reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge.

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     14
The Bond Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or

 . Class F shares.

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                          The Bond Fund of America / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
The Bond Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                          The Bond Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends                       Total
                                      value,       Net      (both realized  Total from  (from net   Distributions     dividends
                                     beginning  investment       and        investment  investment      (from            and
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                 $12.79       $.82         $(.08)         $.74       $(.83)        $   -          $ (.83)
Year ended 12/31/2001                  12.79        .93          (.03)          .90        (.90)            -            (.90)
Year ended 12/31/2000                  12.98        .94          (.17)          .77        (.96)            -            (.96)
Year ended 12/31/1999                  13.61        .93          (.63)          .30        (.93)            -            (.93)
Year ended 12/31/1998                  14.00        .94          (.24)          .70        (.95)         (.14)          (1.09)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 12/31/2002    12.65        .38           .06           .44        (.39)            -            (.39)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 12/31/2002    12.72        .40          (.01)          .39        (.41)            -            (.41)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 12/31/2002     12.73        .42          (.02)          .40        (.43)            -            (.43)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 5/20/2002 to 12/31/2002    12.67        .47           .04           .51        (.48)            -            (.48)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to 12/31/2002    12.66        .52           .05           .57        (.53)            -            (.53)



                                                                Net assets,    Ratio of      Ratio of
                                       Net asset                  end of      expenses to   net income
                                     value, end of    Total       period      average net   to average
                                        period      return/3/  (in millions)    assets      net assets
-------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2002                   $12.70        6.11%       $12,600        .71%         6.59 %
Year ended 12/31/2001                    12.79        7.15         11,223        .71          7.17
Year ended 12/31/2000                    12.79        6.19          9,366        .72          7.35
Year ended 12/31/1999                    12.98        2.29          9,477        .69          6.96
Year ended 12/31/1998                    13.61        5.17          9,541        .66          6.94
-------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 12/31/2002      12.70        3.59              1       1.52/4,5/     5.55/4/
-------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 12/31/2002      12.70        3.23             21       1.48/4,//5/   5.56/4/
-------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 12/31/2002       12.70        3.31             18       1.10/4,//5/   5.95/4/
-------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 5/20/2002 to 12/31/2002      12.70        4.21             11        .74/4,//5/   6.20 /4/
-------------------------------------------------------------------------------------------------------
CLASS R-5:
Period from 5/15/2002 to 12/31/2002      12.70        4.66             78        .42/4/       6.75 /4/


The Bond Fund of America / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         64%         62%         47%          66%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Annualized.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.53%, 1.67%, 1.20% and .77% for classes R-1, R-2, R-3 and R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



                                          The Bond Fund of America / Prospectus

NOTES


                                     20
The Bond Fund of America / Prospectus

NOTES


                                     21
                                          The Bond Fund of America / Prospectus

[LOGO - American Funds(SM)]               The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycle bug]





Printed on recycled paper                  Investment Company File No. 811-2444
RPBFA-010-0303/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds       Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                               March 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The Bond Fund of America (the "fund" or "BFA") dated March 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       11
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements



                       The Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or in unrated securities that are determined to be of equivalent quality at time of purchase, including U.S. government securities, and cash or money market instruments.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined to be of equivalent quality. However, it is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange, or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America - Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

                       The Bond Fund of America - Page 3

INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

                       The Bond Fund of America - Page 4

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages ("IOs") and others may only receive the principal payments ("POs"); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.

                       The Bond Fund of America - Page 5

INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in debt securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

                       The Bond Fund of America - Page 6

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which are the transfer of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                       The Bond Fund of America - Page 7

LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy

                       The Bond Fund of America - Page 8
of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 50%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                       The Bond Fund of America - Page 9

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5. Invest more than 15% of the value of its net assets in securities that are illiquid;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10. Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.


NON-FUNDAMENTAL POLICIES - The fund has adopted the following non-fundamental investment policy, which may be changed by action of the Board of Directors without shareholder approval: the fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

                       The Bond Fund of America - Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                                former United States
 Age: 68                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight Ridder,
                                                    Inc. (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1974        Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and Chief Executive                          IHOP Corporation;
 Age: 69                                            Officer, The Mission Group                             Southwest Water Company;
                                                    (non-utility holding company                           Valero L.P.
                                                    subsidiary of Southern
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director       1994        CEO and President, The Earth             12            Allegheny Technologies;
 Age: 54                                            Technology Corporation                                 BF Goodrich;
                                                    (international consulting                              Teledyne Technologies
                                                    engineering)
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director       1989        Managing Director, Senior                16            None
 Age: 67                                            Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director       1994        President, Fuller Consulting             14            None
 Age: 56                                            (financial management
                                                    consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director       1991        Chairman and CEO, AECOM                  13            Sempra Energy;
 Age: 68                                            Technology Corporation                                 Southwest Water Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director       1999        Principal, The Sanchez Family            12            None
 Age: 59                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                       The Bond Fund of America - Page 11

                                                         PRINCIPAL OCCUPATION(S) DURING
                                        YEAR FIRST              PAST 5 YEARS AND
                                         ELECTED                 POSITIONS HELD               NUMBER OF BOARDS
                         POSITION       A DIRECTOR          WITH AFFILIATED ENTITIES           WITHIN THE FUND
                         WITH THE     AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER       COMPLEX/2/ ON WHICH
    NAME AND AGE           FUND       OF THE FUND/1/               OF THE FUND                 DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         Director            1996        President (retired), The Capital               7
 Age: 67                                               Group Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    President,          1974        Senior Vice President and Director,           12
 Age: 73               Principal                       Capital Research and Management
                       Executive                       Company
                       Officer and
                       Director
------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman of         1985        Executive Vice President and                  17
 Age: 54               the Board                       Director, Capital Research and
                                                       Management Company; Director,
                                                       American Funds Distributors, Inc.*
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE               BY DIRECTOR
---------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         None
 Age: 67
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 73
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 54
---------------------------------------------------





                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay       Senior Vice President          1997          Senior Vice President and Director, Capital Research and
 Age: 46                                                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald      Senior Vice President          2001          Senior Vice President, Capital Research and Management
 Age: 43                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet           Senior Vice President          1994          Senior Vice President, Capital Research and Management
 Age: 46                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer          Vice President             1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                     Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary                1982          Vice President - Fund Business Management Group, Capital
 Age: 54                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman            Treasurer                2001          Vice President - Fund Business Management Group, Capital
 Age: 32                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary           1994          Assistant Vice President - Fund Business Management Group,
 Age: 38                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,       Assistant Treasurer           1993          Vice President - Fund Business Management Group, Capital
 Jr.                                                                 Research and Management Company
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------



                       The Bond Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                       The Bond Fund of America - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Don R. Conlan                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $11,000 to Directors who are not affiliated with the Investment Adviser. Certain of the fund's Directors may also serve as Board or Committee members for other American Funds whose Board or Committees meet jointly with those of the fund. For those joint meetings, the fund pays the following pro rata share for attendance: $210 per Board of Directors meeting; $285 per Audit Committee meeting; $420 per Contracts Committee meeting and $83 per Nominating Committee meeting.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.



                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,               $13,800/3/                       $106,500/3/
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                     13,700/3/                        236,500/3/
 Christie
------------------------------------------------------------------------------------------
 Diane C. Creel                   11,400/3/                         54,200/3/
------------------------------------------------------------------------------------------
 Martin Fenton                    12,000/3/                        210,200/3/
------------------------------------------------------------------------------------------
 Leonard R. Fuller                13,800/3/                        130,100/3/
------------------------------------------------------------------------------------------
 Richard G. Newman                12,000                           136,700
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 12,100                            60,700
------------------------------------------------------------------------------------------



                       The Bond Fund of America - Page 14

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($29,856), H. Frederick Christie ($16,828), Diane C. Creel ($44,520), Martin Fenton ($25,595) and Leonard R. Fuller ($68,060). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of February 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                       The Bond Fund of America - Page 15

The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such

                       The Bond Fund of America - Page 16
suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.


Members of the Committee participated in an extensive discussion concerning the fund's investment results. The Committee noted that in 2001 the fund's results were slightly below the median of its peers and comparable indices. For the seven-month period ended July 31, 2002,

                       The Bond Fund of America - Page 17
its absolute results were negative and its relative results lagged further below its peers and comparable indices. During the five- and ten-year periods ended July 31, 2002, the fund's results also lagged those of its peers. The Committee discussed with representatives of the Investment Adviser the various factors related to these results and also considered the quality and depth of the Investment Adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund and considered a report from management on internal reviews of the fixed income investment process and on future staffing plans. In addition, the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted that the fund's advisory fees over the previous 10-year period as a percentage of its average net assets were substantially lower than the median of its peer group and that, although total expenses as a percentage of its average net assets have increased over the past year, they were below the median of its peer group. The Committee also discussed steps taken by the Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving different assumptions regarding sales, redemptions, markets and expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

                       The Bond Fund of America - Page 18

The management fee is based on the following rates and average daily net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                        MONTHLY GROSS INVESTMENT INCOME


            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            2.25%                     $        0                 $8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------



Assuming average daily net assets of $14.5 billion and gross investment income levels of 5%, 6%, 7%, 8% and 9%, management fees would be .26%, .28%, .30%, .32%
and .34%, respectively.


The Investment Adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year, or (ii) 10% of the fund's gross investment income, and (b) by any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1 1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $40,506,000, $34,818,000 and $30,566,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until October 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically

                       The Bond Fund of America - Page 19
approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser agreed to pay a portion of these fees. For the year ended December 31, 2002, the total fees paid by the Investment Adviser were $14,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 2,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       25,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       13,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        4,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       40,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

                       The Bond Fund of America - Page 20

The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $10,609,000         $40,421,000
                                                 2001              7,881,000          30,392,000
                                                 2000              3,608,000          13,941,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a


                       The Bond Fund of America - Page 21
sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of December 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $12,491,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $29,650,000                 $1,797,000
------------------------------------------------------------------------------
       CLASS R-1                      2,000                      1,000
------------------------------------------------------------------------------
       CLASS R-2                     31,000                     12,000
------------------------------------------------------------------------------
       CLASS R-3                     17,000                      7,000
------------------------------------------------------------------------------
       CLASS R-4                      4,000                      2,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                       The Bond Fund of America - Page 22

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.

                       The Bond Fund of America - Page 23

     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the

                       The Bond Fund of America - Page 24
     date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

                       The Bond Fund of America - Page 25

SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                       The Bond Fund of America - Page 26

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.

                       The Bond Fund of America - Page 27

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                       The Bond Fund of America - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment

                       The Bond Fund of America - Page 29
process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers (including assistants directly employed by individual registered investment advisers) registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

                       The Bond Fund of America - Page 30

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in

                       The Bond Fund of America - Page 31
     cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

                       The Bond Fund of America - Page 32

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to

                       The Bond Fund of America - Page 33
the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

                       The Bond Fund of America - Page 34

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.

                       The Bond Fund of America - Page 35

REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended December 31, 2002, 2001 and 2000, amounted to $10,876,000, $17,375,000 and $10,100,000, respectively. Amounts paid in 2002 are consistent with amounts paid in 2000. The increase in 2001 is due to an increase in the total dollar underwriting transactions in 2001.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of

                       The Bond Fund of America - Page 36
the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund's regular broker-dealers were: Credit Suisse First Boston, J.P. Morgan Securities Inc. and Prudential Securities Incorporated. As of the close of its most recent fiscal year, the fund held debt securities of Credit Suisse First Boston in the amount of $16,059,000, J.P. Morgan Chase & Co. in the amount of $10,421,000 and Prudential Financial, Inc. in the amount of $95,406,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $14,714,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

                       The Bond Fund of America - Page 37

PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.70
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.19


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.30% based on a 30-day (or one month) period ended December 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended December 31, 2002 were 2.12%, 4.56% and

                       The Bond Fund of America - Page 38

6.45%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended December 31, 2002 were 6.11%, 5.37% and 6.86%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                       The Bond Fund of America - Page 39

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                       The Bond Fund of America - Page 40

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                       The Bond Fund of America - Page 41

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                       The Bond Fund of America - Page 42



Investment portfolio, December 31, 2002

[begin pie chart]
Corporate bonds                                                          48.4%
U.S. Treasury notes & bonds                                              11.2
Federal agency mortgage pass-through securities                           9.2
Asset-backed securities                                                   6.8
Governments & governmental bodies (excluding U.S.)                        6.7
Commercial mortgage-backed securities                                     5.7
Federal agency notes & bonds                                              1.9
Other mortgage-backed securities                                          1.2
Taxable municipal obligations                                             0.2
Equity-related securities                                                 0.2
Cash & equivalents                                                        9.7
[end pie chart]





Bond Fund of America
Investment portfolio, December 31, 2002



                                                                                                Principal amount           Market
                                                                                                            (000)           value
Bonds, notes & preferred stocks                                                                        or shares             (000)

BANKS & THRIFTS -  6.48%
HSBC Capital Funding LP: (1)
 8.03% noncumulative preferred (undated)                                                   Euro           20,000     $     24,570
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated) (2)                           $     26,000           32,031
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (2)                                32,000           45,055
Midland Bank 1.688% Eurodollar Note (undated) (1)                                                         15,000           11,780
HSBC Holdings PLC 5.25% 2012                                                                              10,000           10,270
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)                                             79,250           87,264
Societe Generale 7.85% (undated) (1) (2)                                                                  17,705           19,493
Washington Mutual, Inc.:
 7.50% 2006                                                                                               12,000           13,504
 5.625% 2007                                                                                              21,000           22,493
 4.375% 2008                                                                                              11,500           11,731
Washington Mutual Bank, FA:
 6.875% 2011                                                                                              10,000           11,231
 5.50% 2013                                                                                                3,955            4,040
Washington Mutual Finance 8.25% 2005                                                                      12,000           13,521
Royal Bank of Scotland Group PLC:
 8.375% 2007                                                                               Pound           4,900            8,937
 5.00% 2014                                                                                         $      9,750            9,838
 7.648% (undated) (1)                                                                                     24,000           27,884
National Westminster Bank PLC: (1)
 6.625% (undated)                                                                          Euro            4,700            5,368
 7.75% (undated)                                                                                    $     17,000           19,386
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1) (2)                        57,575           51,158
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (1) (2)                  18,930           16,031
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)                          16,500           18,792
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2)                              15,000           18,358
Banque Nationale de Paris 2.035% (undated) (1)                                                            12,500           12,438
Abbey National PLC: (1)
 6.70% (undated)                                                                                          15,000           16,052
 7.35% (undated)                                                                                          28,000           30,761
Bank of Scotland 7.00% (undated) (1) (2)                                                                  30,000           32,967
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated) (1)           Pound           3,000            5,110
Halifax Building Society 8.75% 2006                                                                        2,500            4,533
NB Capital Corp. 8.35% exchangeable preferred depositary shares (3)                             1,200,000 shares           32,100
National Bank of Canada 2.00% (undated) (1)                                                         $      5,000            3,319
Development Bank of Singapore Ltd.: (2)
 7.875% 2009                                                                                              10,000           11,806
 7.125% 2011                                                                                               6,100            6,887
DBS Capital Funding Corp., Series A,  7.657% noncumulative guaranteed
preference shares (undated) (1) (2)                                                                       11,250           12,507
Standard Chartered Bank:
 8.00% 2031 (2)                                                                                            5,000            5,774
 1.58% (undated) (1)                                                                                       5,000            2,924
 2.063% Eurodollar note (undated) (1)                                                                     15,000            8,706
Standard Chartered Capital Trust I 8.16% (undated) (1)                                     Pound          10,000           11,622
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative
 preferred (undated) (1) (2)                                                                        $     31,500           27,675
Barclays Bank PLC: (1) (2)
 6.86% callable perpetual core tier one notes (undated)                                                   20,290           20,867
 7.375% (undated)                                                                                          5,375            6,183
AB Spintab:
 6.00% 2009                                                                                SKr            73,000            8,973
 7.50% (undated) (1) (2)                                                                            $     11,000           12,143
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085 (1)                                         25,000           19,750
Wells Fargo & Co. 5.00% 2014                                                                              13,000           13,160
Wells Fargo Financial, Inc. 6.125% 2012                                                                    5,000            5,530
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                         15,000           16,059
Bank of America Corp.:
 3.875% 2008                                                                                               2,000            2,031
 4.875% 2012                                                                                               2,000            2,025
 5.125% 2014                                                                                               7,500            7,645
BankAmerica Corp.:
 7.125% 2005                                                                                               1,500            1,661
 7.125% 2011                                                                                               1,750            2,044
Skandinaviska Enskilda Banken AB 7.50% (undated) (1)                                                      12,500           13,810
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                          10,200           12,849
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments (undated) (1)          Euro            5,530            6,468
Allied Irish Banks Ltd. 2.313% (undated) (1)                                                        $      7,000            5,718
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                     187,900 shares           10,757
Chase Manhattan Corp. 6.50% 2005                                                                    $      4,000            4,313
J.P. Morgan Chase & Co. 5.35% 2007                                                                         3,285            3,478
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                               2,500            2,630
Allfirst Preferred Capital Trust 3.275% 2029 (1)                                                          10,000            9,465
Unicredito Italiano SpA, Series B,  8.048% (undated) (1)                                   Euro            7,000            8,522
BANK ONE, Texas, NA 6.25% 2008                                                                      $      7,250            8,130
Bank of Nova Scotia 2.00% Eurodollar note (undated) (1)                                                   10,000            7,351
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (2)                                   6,500            7,138
Lloyds Bank, Series 2, 1.625% (undated) (1)                                                                8,000            6,455
Bergen Bank 1.938% (undated) (1)                                                                           5,000            3,837
Christiana Bank Og Kreditkasse 1.625% (undated) (1)                                                        4,000            3,139
                                                                                                                          940,047

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.30%
Sprint Capital Corp.:
 5.875% 2004                                                                                               4,700            4,655
 7.90% 2005                                                                                               44,545           45,018
 7.125% 2006                                                                                              18,065           17,899
 6.00% 2007                                                                                               23,172           21,921
 6.125% 2008                                                                                               1,925            1,754
 7.625% 2011                                                                                              71,810           68,340
 8.375% 2012                                                                                              58,518           58,336
 6.90% 2019                                                                                               23,800           19,569
 8.75% 2032                                                                                                2,200            2,096
Bell Atlantic Financial Services, Inc. 4.25% convertible debentures 2005 (2)                              50,500           53,151
Verizon Global Funding Corp.:
 7.25% 2010                                                                                               29,250           33,305
 7.375% 2012                                                                                              16,835           19,411
Verizon Florida Inc., Series F, 6.125% 2013                                                               10,000           10,743
Verizon New York Inc., Series A, 6.875% 2012                                                               5,250            5,910
AT&T Corp.:
 7.80% 2011 (1)                                                                                           68,000           74,469
 6.50% 2013                                                                                               18,000           18,096
British Telecommunications PLC: (1)
 8.375% 2010                                                                                              41,500           49,844
 7.125% 2011                                                                               Euro            1,500            1,766
 8.875% 2030                                                                                        $     27,590           35,301
Voicestream Wireless Corp.:
 10.375% 2009                                                                                             48,730           51,410
 0%/11.875% 2009 (4)                                                                                      11,035            9,711
Deutsche Telekom International Finance BV:
 8.50% 2010 (1)                                                                                            7,250            8,364
 8.125% 2012                                                                               Euro            3,910            4,591
 9.25% 2032                                                                                         $      6,000            7,638
Qwest Services Corp.: (2)
 13.00% 2007                                                                                              26,454           27,248
 13.50% 2010                                                                                              31,203           32,451
 14.00% 2014                                                                                               7,784            8,329
Qwest Corp.:
 7.625% 2003                                                                                               1,000              985
 8.875% 2012 (2)                                                                                           3,750            3,656
France Telecom: (1)
 8.70% 2006                                                                                                6,050            6,629
 9.25% 2011                                                                                               41,000           47,491
Orange PLC 8.75% 2006                                                                                      8,000            8,711
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                25,790           17,279
Communications Cable Funding Corp. 12.00% debtor-in-possession credit
facility loan 2003 (1) (5)                                                                                15,500           15,500
NTL Inc. 12.75% 2005 (6)                                                                                  11,000            1,045
Koninklijke KPN NV:
 4.75% 2008                                                                                Euro            1,000            1,041
 8.00% 2010                                                                                         $     21,625           25,369
 8.375% 2030                                                                                               1,570            1,944
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                            Euro           22,000           23,962
TELUS Corp.:
 7.50% 2007                                                                                         $     15,250           14,869
 8.00% 2011                                                                                                5,250            5,066
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                      14,140           15,220
Telewest Communications PLC: (6)
 11.25% 2008                                                                                               6,550            1,212
 9.875% 2010                                                                                              32,175            5,952
 0%/11.375% 2010 (4)                                                                                      12,500            1,562
TeleWest PLC: (6)
 9.625% 2006                                                                                               5,100              943
 11.00% 2007                                                                                              12,700            2,349
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                                         10,000           10,980
CenturyTel, Inc., Series H, 8.375% 2010                                                                    7,000            8,365
Horizon PCS, Inc. 13.75% 2011                                                                             10,500            2,047
NEXTLINK Communications, Inc.: (6)
 12.50% 2006                                                                                               3,000               15
 0%/12.125% 2009 (4)                                                                                       3,975               20
XO Communications, Inc. 14.00% preferred 2009 (3)  (7)                                                 24 shares                -
GT Group Telecom Inc., units, 0%/13.25% 2010 (4) (5) (6) (8)                                        $      2,753               14
                                                                                                                          913,552

WIRELESS TELECOMMUNICATION SERVICES  -  5.62%
AT&T Wireless Services, Inc.:
 7.35% 2006                                                                                               21,500           22,164
 7.50% 2007                                                                                                8,130            8,383
 7.875% 2011                                                                                              34,775           35,011
 8.125% 2012                                                                                              72,740           73,246
 8.75% 2031                                                                                                7,025            6,906
TeleCorp PCS, Inc. 0%/11.625% 2009 (4)                                                                    16,352           15,494
Tritel PCS, Inc.:
 0%/12.75% 2009 (4)                                                                                        3,175            2,969
 10.375% 2011                                                                                              8,144            8,755
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                          120,815          126,348
Nextel Communications, Inc.:
 9.75% 2007                                                                                               22,100           20,553
 10.65% 2007                                                                                                 500              480
 0%/9.95% 2008 (4)                                                                                        60,225           55,407
 Series D, 13.00% exchangeable preferred 2009 (3) (7)                                              22,181 shares           21,072
 Series E, 11.125% exchangeable preferred, redeemable 2010 (3) (7)                                        20,676           18,195
Vodafone Group PLC 7.75% 2010                                                                       $     63,625           75,165
Nextel Partners, Inc.:
 12.50% 2009                                                                                               6,400            5,792
 0%/14.00% 2009 (4)                                                                                       42,359           31,981
 11.00% 2010                                                                                              33,866           28,955
American Tower Corp.:
 9.375% 2009 (9)                                                                                          64,425           50,574
 5.00% convertible debentures 2010                                                                        21,000           13,703
Crown Castle International Corp.:
 10.625% 2007                                                                                             11,225           10,159
 12.75% senior exchangeable preferred 2010 (3) (7)                                                 39,070 shares           26,958
 0%/10.375% 2011 (4)                                                                                $      2,035            1,333
 10.75% 2011                                                                                              15,000           13,200
 0%/11.25% 2011 (4)                                                                                        4,000            2,620
Dobson Communications Corp.:
 12.25% senior exchangeable preferred, redeemable 2008 (3) (7)                                     30,218 shares           13,598
 12.25% senior exchangeable preferred 2008 (3) (7)                                                        13,489            6,070
 13.00% senior exchangeable preferred 2009 (3) (7)                                                        11,275            5,525
 10.875% 2010                                                                                       $      8,250            7,012
American Cellular Corp. 9.50% 2009                                                                        37,800            7,371
Dobson/Sygnet Communications Co. 12.25% 2008                                                               6,000            4,620
SpectraSite Holdings, Inc., Series B: (6)
 0%/12.00% 2008 (4)                                                                                       13,250            4,306
 0%/11.25% 2009 (4)                                                                                       16,750            5,109
 10.75% 2010                                                                                               9,250            3,469
 12.50% 2010                                                                                              26,250            9,844
 0%/12.875% 2010 (4)                                                                                      22,100            5,856
Triton PCS, Inc.:
 0%/11.00% 2008 (4)                                                                                       10,025            8,396
 9.375% 2011                                                                                               4,000            3,340
Centennial Cellular Corp. 10.75% 2008                                                                     20,300           11,063
CFW Communications Co. 13.00% 2010 (6)                                                                    30,125            9,037
Cricket Communications, Inc.: (1) (6)
 6.188% 2007                                                                                              16,535            2,811
 6.375% 2007                                                                                              16,225            2,758
 6.625% 2007                                                                                               6,850            1,164
Cingular Wireless LLC 6.50% 2011                                                                           6,000            6,483
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                                               7,900            2,409
 13.625% 2011                                                                                              8,700            2,914
Cellco Finance NV 12.75% 2005                                                                              3,500            3,587
Rogers Cantel Inc. 9.75% 2016                                                                              3,750            3,403
AirGate PCS, Inc. 0%/13.50% 2009 (4)                                                                      22,750            2,616
iPCS, Inc. 0%/14.00% 2010 (4)                                                                             15,950              718
Telesystem International Wireless Inc.: (3)
 14.00% 2003                                                                                               2,222            1,900
 14.00% 2003 (2)                                                                                             156              133
mmO2 6.375% 2007                                                                           Euro            1,500            1,576
Teletrac, Inc. 9.00% 2004 (2) (3) (5)                                                                 $      968              774
Microcell Telecommunications Inc., Series B, 14.00% 2006 (6)                                              17,615              617
PTC International Finance BV 10.75% 2007                                                                     500              521
PageMart Wireless, Inc.:  (5) (6)
 15.00% 2005                                                                                              14,750                1
 0%/11.25% 2008  (4)                                                                                      40,500                4
                                                                                                                          814,428

MEDIA  -  3.89%
Liberty Media Corp.:
 7.75% 2009                                                                                                8,250            8,929
 7.875% 2009                                                                                              38,880           42,231
 8.25% 2030                                                                                               38,250           40,363
Tele-Communications, Inc.:
 9.80% 2012                                                                                               17,500           21,068
 7.875% 2013                                                                                              10,750           11,819
TCI Communications, Inc. 8.00% 2005                                                                       10,000           10,393
Lenfest Communications, Inc. 7.625% 2008                                                                   6,750            7,002
Comcast Cable Communications, Inc. 6.875% 2009                                                             3,000            3,197
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                               14,050           14,956
 6.625% 2008                                                                                               5,375            5,877
 7.65% 2010                                                                                               10,000           11,349
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                                                      3,625            3,802
 8.00% 2008                                                                                               10,000           10,962
Viacom Inc.:
 6.40% 2006                                                                                                5,000            5,524
 5.625% 2007                                                                                               6,600            7,211
 7.70% 2010                                                                                               13,000           15,467
 6.625% 2011                                                                                               8,000            9,057
Emmis Communications Corp. 0%/12.50% 2011 (4)                                                             45,897           37,062
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                                      1,528            1,515
 Series B, 8.75% 2007                                                                                     14,102           13,820
 10.00% 2011                                                                                              17,317           17,360
Univision Communications Inc. 7.85% 2011                                                                  25,575           29,052
Adelphia Communications Corp.: (6)
 10.50% 2004                                                                                               2,000              760
 10.25% 2006                                                                                              12,725            4,772
 8.375% 2008                                                                                               5,000            1,875
 Series B, 13.00% preferred 2009 (3) (7)                                                          112,950 shares               56
 10.875% 2010                                                                                       $      1,250              487
 10.25% 2011                                                                                              23,200            9,280
Century Communications Corp.: (6)
 0% 2003                                                                                                   9,000            2,115
 8.75% 2007                                                                                                2,200              561
FrontierVision 11.00% 2006 (6)                                                                               700              532
AOL Time Warner Inc. 6.875% 2012                                                                          19,250           20,372
Charter Communications Holdings, LLC:
 10.75% 2009                                                                                               3,000            1,335
 0%/11.75% 2010 (4)                                                                                        8,100            2,349
 0%/9.92% 2011 (4)                                                                                        11,400            3,876
 0%/11.75% 2011 (4)                                                                                       34,225            8,385
 0%/13.50% 2011 (4)                                                                                        9,100            2,229
Avalon Cable Holdings LLC 0%/11.875% 2008 (4) (10)                                                         2,000            1,250
Charter Communications Holdings, LLC and Charter Communications Holdings
Capital Corp. 0%/12.125% 2012 (4)                                                                          1,700              382
Antenna TV SA:
 9.00% 2007                                                                                                9,750            6,922
 9.75% 2008                                                                                Euro           16,000           11,922
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                              $     16,360           17,178
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                             18,425           16,790
News America Holdings Inc.:
 6.625% 2008                                                                                              12,900           13,841
 8.625% 2014                                                                               A$              5,150            2,881
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                              $     12,100           12,160
 Series D, 9.625% 2008                                                                                       875              868
Cox Radio, Inc.:
 6.375% 2005                                                                                               8,000            8,200
 6.625% 2006                                                                                               1,965            2,029
Hollinger Participation Trust 12.125% 2010 (1) (2) (3)                                                    10,787           10,193
Gannett Co., Inc. 4.95% 2005                                                                               8,000            8,471
AMC Entertainment Inc. 9.50% 2009                                                                          8,250            8,209
Regal Cinemas Corp., Series B, 9.375% 2012                                                                 7,250            7,757
CSC Holdings, Inc.:
 8.125% 2009                                                                                               4,250            4,107
 Series B, 8.125% 2009                                                                                     3,000            2,899
Hearst-Argyle Television, Inc. 7.00% 2018                                                                  6,050            6,430
Sun Media Corp. 9.50% 2007                                                                                 6,139            6,323
British Sky Broadcasting Group PLC 8.20% 2009                                                              5,500            5,949
Sinclair Capital 11.625% preferred 2009                                                            52,800 shares            5,566
Gray Communications Systems, Inc. 9.25% 2011                                                        $      4,000            4,325
Radio One, Inc., Series B, 8.875% 2011                                                                     4,000            4,300
Big City Radio, Inc. 11.25% 2005  (5) (6)                                                                  5,425            4,271
RBS Participacoes SA 11.00% 2007 (2)                                                                       7,250            3,262
Globo Comunicacoes e Participacoes Ltda., Series B:
 10.50% 2006 (2)                                                                                           1,990              552
 10.50% 2006                                                                                                 690              191
                                                                                                                          564,228

INSURANCE  -  2.53%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (10)                                                  78,500           91,115
Prudential Insurance Company of America 6.375% 2006 (2)                                                    4,000            4,291
ReliaStar Financial Corp.:
 8.625% 2005                                                                                               5,000            5,609
 8.00% 2006                                                                                               23,250           26,593
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (1)                                19,750           23,007
Ing Verzekeringen NV 6.25% 2021 (1)                                                        Euro            2,720            2,905
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                                $     26,500           28,183
Allstate Corp. 6.75% 2018                                                                                 22,500           24,648
Allstate Financing II 7.83% 2045                                                                           2,700            2,993
Monumental Global Funding Trust II: (2)
 Series 2001-A, 6.05% 2006                                                                                19,525           20,961
 Series 2002-A, 5.20% 2007                                                                                17,500           18,351
Transamerica Corp. 9.375% 2008                                                                             7,500            9,274
Monumental Global Funding 5.75% 2007                                                       Pound           2,580            4,103
AEGON NV 6.125% 2031                                                                                       1,600            2,632
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                                  $     30,250           33,587
Hartford Financial Services Group, Inc. 4.70% 2007                                                        14,250           14,349
Equitable Life Assurance Society of the United States 6.95% 2005 (2)                                      11,500           12,516
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                        9,125            9,671
Lincoln National Corp.:
 6.20% 2011                                                                                                1,270            1,357
 7.00% 2018                                                                                                6,275            6,677
XL Capital Finance PLC  6.50% 2012                                                                         6,980            7,571
AFLAC Inc. 6.50% 2009                                                                                      5,875            6,465
CNA Financial Corp.:
 6.60% 2008                                                                                                  750              730
 7.25% 2023                                                                                                6,500            5,459
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                               4,250            4,458
                                                                                                                          367,505

CONSUMER FINANCE  -  2.25%
Household Finance Corp.:
 5.75% 2007                                                                                               13,000           13,618
 7.875% 2007 (9)                                                                                          32,000           35,777
 6.40% 2008                                                                                               27,000           28,824
 6.375% 2011                                                                                              48,900           51,211
 6.75% 2011                                                                                               31,500           33,639
 6.375% 2012                                                                                               4,250            4,536
 7.00% 2012                                                                                               25,000           27,430
 7.35% 2032                                                                                                4,750            5,136
Capital One Financial Corp.:
 7.25% 2006                                                                                               18,333           17,609
 8.75% 2007                                                                                               18,410           18,015
 7.125% 2008                                                                                               4,250            3,940
Capital One Bank:
 8.25% 2005                                                                                                6,500            6,576
 6.875% 2006                                                                                              11,000           10,649
Capital One Capital I 3.257% 2027  (1) (2)                                                                10,000            5,512
MBNA Corp.:
 MBNA Capital A, Series A, 8.278% 2026                                                                     7,500            7,035
 Series B, 2.507% 2027 (1)                                                                                32,800           22,219
MBNA America Bank:
 North America 5.375% 2008                                                                                10,000           10,271
 National Association 7.125% 2012                                                                          7,500            7,863
Providian Financial Corp. 9.525% 2027 (2)                                                                 16,750            9,733
Advanta Capital Trust I, Series B, 8.99% 2026                                                             12,500            6,261
                                                                                                                          325,854

HOTELS, RESTAURANTS & LEISURE  -  1.66%
MGM Mirage, Inc. 8.50% 2010                                                                               23,100           25,569
Mirage Resorts, Inc.:
 6.625% 2005                                                                                               1,000            1,025
 6.75% 2008                                                                                                1,750            1,783
 7.25% 2017                                                                                               10,075           10,186
MGM Grand, Inc. 6.95% 2005                                                                                 5,000            5,164
Six Flags, Inc.:
 9.50% 2009                                                                                                5,000            4,850
 8.875% 2010                                                                                              14,100           13,324
Premier Parks Inc.:
 9.75% 2007                                                                                                3,875            3,778
 0%/10.00% 2008 (4)                                                                                        9,650            9,385
Ameristar Casinos, Inc. 10.75% 2009                                                                       15,100           16,610
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                                5,870            5,254
 6.75% 2008                                                                                                3,500            3,080
 8.75% 2011                                                                                                8,625            8,064
Boyd Gaming Corp. 9.25% 2009                                                                               8,500            9,286
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                            12,025           11,905
Buffets, Inc. 11.25% 2010 (2)                                                                             12,400           11,780
International Game Technology:
 7.875% 2004                                                                                               8,175            8,543
 8.375% 2009                                                                                               2,000            2,230
Eldorado Resorts LLC 10.50% 2006                                                                          10,000           10,050
KSL Recreation Group, Inc. 10.25% 2007                                                                     8,100            8,302
Hollywood Casino Corp. 11.25% 2007                                                                         7,500            8,137
Mandalay Resort Group 10.25% 2007                                                                          7,000            7,717
Station Casinos, Inc. 8.375% 2008                                                                          7,000            7,472
Coast Hotels and Casinos, Inc. 9.50% 2009                                                                  5,500            5,912
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                      5,000            5,338
YUM  Brands, Inc. 7.70% 2012                                                                               5,000            5,225
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                              5,793            5,069
Hyatt Equities, LLC 6.875% 2007 (2)                                                                        4,185            4,172
Sbarro, Inc. 11.00% 2009                                                                                   4,015            3,754
Sodexho Alliance Eurobond 5.875% 2009                                                      Euro            3,300            3,673
Argosy Gaming Co.:
 10.75% 2009                                                                                        $      2,000            2,210
 9.00% 2011                                                                                                1,250            1,330
Hilton Hotels Corp.:
 7.625% 2008                                                                                               1,000            1,024
 7.625% 2012                                                                                               2,250            2,276
Jupiters Ltd. 8.50% 2006                                                                                   3,000            3,045
Carnival Corp. 6.15% 2008                                                                                  2,000            2,130
Starwood Hotels & Resorts Worldwide, Inc. (2)
 7.375% 2007                                                                                                 250              247
 7.875% 2012                                                                                               1,750            1,741
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2) (5) (6)                                    11,084                1
                                                                                                                          240,641

AUTOMOBILES  -  1.65%
General Motors Acceptance Corp.:
 6.15% 2007                                                                                                7,500            7,638
 5.85% 2009                                                                                               15,000           14,430
 7.75% 2010                                                                                               19,886           20,847
 6.875% 2011                                                                                              20,350           20,327
 7.25% 2011                                                                                                3,500            3,572
 7.00% 2012                                                                                               14,500           14,586
 8.00% 2031                                                                                               20,750           20,922
General Motors Corp., Series B, 5.25% convertible debentures 2032                                          3,125            2,888
Ford Motor Credit Co.:
 6.875% 2006                                                                                              17,500           17,543
 6.50% 2007                                                                                                2,000            1,977
 5.25% 2008                                                                                 DM             3,085            1,525
 5.80% 2009                                                                                         $     27,000           25,073
 7.25% 2011                                                                                               15,000           14,598
 7.375% 2011                                                                                              15,625           15,216
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         13,010           10,629
Ford Motor Co. 7.45% 2031                                                                                  7,100            6,193
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                               15,000           16,182
 7.30% 2012                                                                                               16,750           18,828
 8.50% 2031                                                                                                5,000            6,172
                                                                                                                          239,146

ELECTRIC UTILITIES  -  1.59%
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                               17,000           17,889
 7.95% 2011                                                                                                6,750            7,131
 7.70% 2018                                                                                                8,500            7,914
 7.875% 2026                                                                                              15,000           13,820
 7.75% 2027                                                                                               15,545           14,110
 8.10% 2096                                                                                               12,000           10,613
Edison Mission Energy:
 10.00% 2008                                                                                               5,200            2,522
 7.73% 2009                                                                                               22,825           10,614
 9.875% 2011                                                                                              48,840           23,199
Homer City Funding LLC  8.734% 2026                                                                       20,200           16,680
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                                         8,000            4,951
Edison International 6.875% 2004                                                                           3,375            3,156
Mission Energy Holding Co. 13.50% 2008                                                                     4,875            1,146
Southern California Edison Co. 8.95% 2003 (1)                                                                700              698
Exelon Generation Co., LLC 6.95% 2011                                                                     18,775           20,335
Exelon Corp. 6.75% 2011                                                                                    6,200            6,800
PECO Energy Co. 4.75% 2012                                                                                 3,900            3,929
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               14,140           14,995
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                        1,000            1,039
Progress Energy, Inc.:
 5.85% 2008                                                                                                2,500            2,651
 7.10% 2011                                                                                                5,000            5,521
 6.85% 2012                                                                                                4,000            4,389
 7.00% 2031                                                                                                2,500            2,615
Oncor Electric Delivery Co. 6.375% 2012 (2)                                                               10,700           11,040
Constellation Energy Group, Inc. 6.125% 2009                                                              10,500           10,752
Alabama Power Co., Series Q, 5.50% 2017                                                                    7,000            7,351
Southern Power Co., Series B, 6.25% 2012                                                                   2,500            2,646
American Electric Power Co., Inc., Series A, 6.125% 2006                                                   1,705            1,681
                                                                                                                          230,187

DIVERSIFIED FINANCIALS  -  1.43%
CIT Group Inc.:
 7.625% 2005                                                                                               4,500            4,844
 6.50% 2006                                                                                                7,500            7,904
 5.75% 2007                                                                                               20,500           21,257
 7.375% 2007                                                                                              23,000           25,098
 6.875% 2009                                                                                              21,000           22,620
 7.75% 2012                                                                                               34,375           38,673
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                         12,000           12,619
AT&T Capital Corp. 6.60% 2005                                                                             11,750           11,988
USA Education, Inc. 5.625% 2007                                                                           45,150           49,151
Heller Financial, Inc. 6.375% 2006                                                                        12,500           13,868
                                                                                                                          208,022

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.10%
Solectron Corp.:
 Series B, 7.375% 2006                                                                                     8,000            7,480
 9.625% 2009                                                                                              37,850           37,093
 0% LYON convertible notes 2020                                                                          142,400           72,980
 0% LYON convertible notes 2020                                                                            6,573            4,067
Celestica Inc. 0% convertible debentures 2020                                                             47,185           21,882
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                          12,000            8,565
Flextronics International Ltd.:
 9.75% 2010                                                                                Euro               2,750         2,981
 9.875% 2010                                                                                        $      4,000            4,330
                                                                                                                          159,378

MULTI-UTILITIES & UNREGULATED POWER  -  1.07%
Gemstone Investor Ltd. 7.71% 2004 (2)                                                                     47,500           36,526
Southern Natural Gas Co. 8.00% 2032                                                                       26,000           22,951
El Paso Corp.:
 5.75% 2006                                                                                Euro               1,500         1,025
 7.00% 2011                                                                                         $      3,000            2,043
 7.875% 2012 (2)                                                                                           5,800            4,067
 7.80% 2031                                                                                                7,750            4,816
Cilcorp Inc.:
 8.70% 2009                                                                                                1,000            1,125
 9.375% 2029                                                                                              21,830           26,596
AES Corp.:
 9.50% 2009                                                                                               23,775           14,681
 9.375% 2010                                                                                               9,915            5,999
AES Drax Holdings Ltd., Series B, 10.41% 2020 (10)                                                        25,625           13,966
AES Trust VII 6.00% convertible preferred 2008                                                    251,450 shares            3,143
Williams Companies, Inc. 7.875% 2021                                                                $     15,750           10,001
Williams Holdings of Delaware, Inc. 6.25% 2006                                                             1,300              910
Equitable Resources, Inc. 5.15% 2012 (2)                                                                   6,750            6,785
                                                                                                                          154,634

MULTILINE RETAIL  -  1.06%
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                               13,500           13,703
 6.00% 2006                                                                                                1,600            1,528
 6.50% 2007                                                                                                3,750            3,619
 7.60% 2007                                                                                               12,850           13,075
 7.375% 2008                                                                                               2,000            2,010
 6.875% 2015                                                                                               6,650            5,686
 7.65% 2016                                                                                               13,300           11,771
 7.95% 2017                                                                                               38,575           34,910
 9.75% 2021 (10)                                                                                             506              487
 8.25% 2022 (10)                                                                                          12,275           10,741
 8.125% 2027                                                                                               1,525            1,334
 7.40% 2037                                                                                                3,870            3,928
 7.625% 2097                                                                                              18,055           13,451
Dillard's, Inc.:
 6.125% 2003                                                                                               5,435            5,476
 6.43% 2004                                                                                                2,725            2,698
 6.625% 2018                                                                                               2,500            2,150
 7.00% 2028                                                                                                1,500            1,243
Kmart Corp., Series 1995 K-2, 5.944% 2020 (10)                                                            12,246            4,539
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (10)                                               8,000            3,840
Saks Inc. 7.375% 2019                                                                                      8,025            6,340
Sears Roebuck Acceptance Corp. 6.70% 2012                                                                  5,000            4,754
Target Corp. 5.375% 2009                                                                                   2,000            2,130
ShopKo Stores, Inc. 6.50% 2003                                                                             2,000            1,970
Kohl's Corp. 7.375% 2011                                                                                   1,500            1,791
                                                                                                                          153,174

OIL & GAS  -  1.05%
Pemex Finance Ltd.: (10)
 8.875% 2010                                                                                              24,000           28,284
 Series 1999-2, Class A-3, 10.61% 2017                                                                    11,000           14,541
Pemex Project Master Trust, Series A, 8.625% 2022                                                            750              793
ConocoPhillips: (2)
 3.625% 2007                                                                                              14,500           14,639
 4.75% 2012                                                                                               10,000           10,073
Pogo Producing Co. 10.375% 2009                                                                           13,000           14,154
Clark Refining & Marketing, Inc. 8.875% 2007                                                              12,000           11,100
Port Arthur Finance Corp. 12.50% 2009 (2) (10)                                                             1,475            1,629
Western Oil Sands Inc. 8.375% 2012                                                                         9,550            9,550
Reliance Industries Ltd. 10.25% 2097 (2)                                                                   8,750            9,170
OXYMAR 7.50% 2016 (2)                                                                                      8,500            7,675
ChevronTexaco Capital Co. 3.50% 2007                                                                       7,000            7,133
Newfield Exploration Co.:
 7.625% 2011                                                                                               2,500            2,642
 8.375% 2012                                                                                               2,150            2,297
XTO Energy Inc. 7.50% 2012                                                                                 4,200            4,484
Teekay Shipping Corp. 8.875% 2011                                                                          4,250            4,383
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2) (10)                                                    4,620            2,934
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                                       2,250            2,455
Devon Financing Corp., ULC 6.875% 2011                                                                     2,000            2,231
PDVSA Finance Ltd., Series 1998-1B, 6.65% 2006 (10)                                                        2,250            1,915
                                                                                                                          152,082

METALS & MINING  -  1.03%
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                                               25,850           25,268
 7.50% 2006                                                                                               25,000           23,188
BHP Finance Ltd.:
 6.69% 2006                                                                                               10,000           11,205
 8.50% 2012                                                                                               20,000           25,331
 7.25% 2016                                                                                                5,000            5,768
Corporacion Nacional del Cobre de Chile 6.375% 2012 (2)                                                   14,925           15,673
AK Steel Holding Corp. 7.75% 2012 (2)                                                                     11,400           11,543
Inco Ltd.:
 7.75% 2012                                                                                                1,700            1,897
 7.20% 2032                                                                                                7,750            7,688
Allegheny Technologies, Inc. 8.375% 2011                                                                   9,000            9,038
Earle M. Jorgensen Co. 9.75% 2012                                                                          4,975            5,087
Luscar Coal Ltd. 9.75% 2011                                                                                4,000            4,305
Steel Dynamics, Inc. 9.50% 2009                                                                            1,250            1,316
UCAR Finance Inc. 10.25% 2012                                                                              1,650            1,254
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (6)                                                           7,250              580
                                                                                                                          149,141

INDUSTRIAL CONGLOMERATES  -  1.03%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (2)                                                                                  1,670,000 shares           45,299
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
preferred capital securities (2)                                                                         230,000            6,037
General Electric Capital Corp.:
 Series A, 5.00% 2007                                                                               $     11,500           12,189
 Series A, 5.375% 2007                                                                                    13,250           14,197
 6.00% 2012                                                                                               15,000           16,225
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                       33,125           35,334
Tyco International Group SA:
 6.375% 2005                                                                                               4,000            3,883
 6.375% 2011                                                                                              16,925           15,856
                                                                                                                          149,020

REAL ESTATE  -  0.85%
EOP Operating LP:
 7.75% 2007                                                                                                2,000            2,271
 6.75% 2008                                                                                               19,500           21,269
 6.75% 2012                                                                                               11,750           12,648
Irvine Co., Class A, 7.46% 2006 (2) (5)                                                                   15,000           15,959
Irvine Apartment Communities, LP 7.00% 2007                                                                5,000            5,377
Rouse Co. 7.20% 2012                                                                                      16,750           17,285
Kimco Realty Corp. 6.00% 2012                                                                             13,500           13,828
ERP Operating LP:
 6.625% 2012                                                                                               2,000            2,154
 7.125% 2017                                                                                               5,000            5,301
HMH Properties, Inc., Series A, 7.875% 2005                                                                7,000            6,930
FelCor Suites LP 7.375% 2004                                                                               6,250            6,250
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up premium rate                  112,500 shares            5,425
MeriStar Hospitality Operating Partnership, MeriStar Hospitality Finance
Corp. III 9.125% 2011                                                                               $      5,000            4,375
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
step-up premium rate                                                                               50,000 shares            3,422
                                                                                                                          122,494

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.75%
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                                    $     21,500           18,705
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                            15,100           15,081
LSI Logic Corp. 4.00% convertible subordinated notes 2005                                                 16,350           14,633
Fairchild Semiconductor Corp. 10.50% 2009                                                                 12,175           13,210
Micron Technology, Inc. 6.50% 2005 (2)                                                                    11,000            9,515
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                      9,050            7,263
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                                     9,125            7,106
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                          14,700            6,854
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                                       10,150            6,603
ON Semiconductor Corp. 12.00% 2008 (2)                                                                     7,825            5,791
Amkor Technology, Inc. 9.25% 2006                                                                          4,250            3,655
                                                                                                                          108,416

PAPER & FOREST PRODUCTS  -  0.66%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                                8,050            7,688
 8.125% 2011                                                                                              10,300            9,837
 9.50% 2022                                                                                               18,115           16,122
 8.875% 2031                                                                                               5,000            4,325
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (10)                                                                                  963              848
 Class A-2, 7.11% 2028 (10)                                                                               31,400           22,821
 Class A-3, 7.71% 2028                                                                                    19,143           11,294
Potlatch Corp. 10.00% 2011                                                                                11,450           12,595
Kappa Beheer BV 0%/12.50% 2009 (4)                                                         Euro            6,000            5,616
Riverwood International Corp. 10.875% 2008                                                          $      2,250            2,273
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (11)                                                         6,000            1,320
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (6)                                                          3,575              921
APP International Finance Co. BV 11.75% 2005 (6)                                                             275               86
                                                                                                                           95,746

AEROSPACE & DEFENSE  -  0.66%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2) (10)
 Class B, 7.156% 2011                                                                                     31,642           33,775
 Class G, MBIA insured, 6.664% 2013                                                                       25,203           27,177
TRW Inc.:
 8.75% 2006                                                                                                8,000            9,148
 7.125% 2009                                                                                               6,000            6,717
 6.65% 2028                                                                                                1,000            1,042
 7.75% 2029                                                                                               13,500           15,972
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (2) (3) (5) (7)                     1,181,812 shares            1,219
                                                                                                                           95,050

COMMERCIAL SERVICES & SUPPLIES  -  0.61%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                        $      5,000            5,000
 8.50% 2008                                                                                               12,000           12,120
 Series B, 8.875% 2008                                                                                     6,250            6,375
 10.00% 2009 (9)                                                                                          34,350           34,264
Cendant Corp. 6.875% 2006                                                                                 18,255           18,958
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                    8,000            7,800
Waste Management, Inc. 7.375% 2010                                                                         1,000            1,096
WMX Technologies, Inc. 6.375% 2003                                                                         1,000            1,019
Stericycle, Inc., Series B, 12.375% 2009                                                                   1,461            1,680
                                                                                                                           88,312

HEALTH CARE PROVIDERS & SERVICES  -  0.57%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                               14,410           15,150
 7.00% 2007                                                                                                1,160            1,233
 8.85% 2007                                                                                                5,990            6,687
 8.70% 2010                                                                                                1,750            1,999
 7.69% 2025                                                                                                5,000            5,228
UnitedHealth Group Inc.:
 7.50% 2005                                                                                               13,000           14,674
 5.20% 2007                                                                                                8,000            8,475
Aetna Inc.:
 7.375% 2006                                                                                              12,430           13,487
 7.875% 2011                                                                                               6,760            7,607
PacifiCare Health Systems, Inc. 10.75% 2009                                                                7,000            7,525
Integrated Health Services, Inc.:  (5) (6)
 10.25% 2006 (1)                                                                                           9,350              187
 Series A, 9.50% 2007                                                                                     12,175              244
 Series A, 9.25% 2008                                                                                     32,657              653
                                                                                                                           83,149

FOOD & DRUG RETAILING  -  0.51%
Delhaize America, Inc.:
 7.375% 2006                                                                                              11,100           10,858
 8.125% 2011                                                                                              10,420           10,096
 9.00% 2031                                                                                               24,155           21,740
CVS Corp. 6.117% 2013 (2) (10)                                                                            18,150           18,918
SUPERVALU INC. 7.50% 2012                                                                                 10,100           10,905
Pathmark Stores, Inc. 8.75% 2012                                                                           1,850            1,711
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                           300              221
                                                                                                                           74,449

COMMUNICATIONS EQUIPMENT  -  0.50%
Motorola, Inc.:
 8.00% 2011                                                                                               41,100           42,619
 7.50% 2025                                                                                                7,000            6,372
 6.50% 2028                                                                                                1,200            1,023
 5.22% 2097                                                                                                6,250            4,204
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                                          19,000           14,820
Nortel Networks Ltd. 6.125% 2006                                                                           5,080            3,429
                                                                                                                           72,467

ROAD & RAIL  -  0.43%
Union Pacific Railroad Co. Pass Through Trust: (10)
 Series 2001-1, 6.63% 2022                                                                                 8,000            8,979
 Series 2002-1, 6.061% 2023                                                                               17,500           19,265
Burlington Northern and Santa Fe Railway Co. Pass Through Trust:  (10)
 Series 1996-B, 6.96% 2009                                                                                 3,161            3,487
 Series 2002-2, 5.14% 2021                                                                                 7,000            7,213
 Series 2002-1, 5.943% 2022                                                                                7,500            8,037
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (2)  (10)                                                                        10,851           11,628
TFM, SA de CV:
 11.75% 2009                                                                                               1,650            1,621
 12.50% 2012                                                                                               2,120            2,147
 12.50% 2012 (2)                                                                                             230              233
                                                                                                                           62,610

FOOD PRODUCTS  -  0.35%
Nabisco, Inc.:
 7.05% 2007                                                                                                2,500            2,868
 6.375% 2035 (1) (9)                                                                                      12,300           13,291
Kraft Foods Inc. 6.25% 2012                                                                                2,550            2,857
Burns Philp Capital Proprietary Ltd. 9.75% 2012 (2)                                                       17,125           16,526
Gruma, SA de CV 7.625% 2007                                                                                8,000            7,860
Smithfield Foods, Inc., Series A, 8.00% 2009                                                               3,500            3,588
Fage Dairy Industry SA 9.00% 2007                                                                          2,500            2,425
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                                       400              200
 Series D, 9.875% 2007                                                                                     2,175            1,088
                                                                                                                           50,703

CONTAINERS & PACKAGING  -  0.34%
Owens-Illinois, Inc.:
 7.85% 2004                                                                                                2,000            1,985
 8.10% 2007                                                                                                5,750            5,578
 7.35% 2008                                                                                                5,250            4,896
 7.50% 2010                                                                                                2,250            2,081
Owens-Brockway Glass Container, Inc. 8.875% 2009                                                           3,000            3,105
Jefferson Smurfit Corp. (US) 8.25% 2012 (2)                                                               13,375           13,709
Stone Container Corp. 9.75% 2011                                                                           3,250            3,494
Tekni-Plex, Inc.:
 12.75% 2010 (2)                                                                                             500              470
 Series B, 12.75% 2010                                                                                     7,425            6,980
Longview Fibre Co. 10.00% 2009                                                                             7,000            7,385
                                                                                                                           49,683

CHEMICALS  -  0.33%
Dow Chemical Co.:
 5.75% 2008                                                                                                4,350            4,545
 6.00% 2012                                                                                               23,500           24,061
Equistar Chemicals, LP:
 6.50% 2006                                                                                                7,800            6,870
 8.75% 2009                                                                                                5,000            4,381
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                                     5,500            5,308
 11.125% 2012                                                                                              2,500            2,475
                                                                                                                           47,640

MACHINERY  -  0.29%
Terex Corp.:
 9.25% 2011                                                                                               16,300           14,935
 Class B, 10.375% 2011                                                                                     8,500            7,863
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (2)                                180,000 shares            7,965
John Deere Capital Corp. 8.625% 2019                                                                $      6,850            7,440
AGCO Corp. 9.50% 2008                                                                                      3,500            3,798
                                                                                                                           42,001

INTERNET & CATALOG RETAIL  -  0.22%
Amazon.com, Inc.:
 0%/10.00% 2008 (4)                                                                                        2,500            2,513
 6.875% PEACS convertible subordinated notes 2010                                          Euro             38,075         28,971
                                                                                                                           31,484

AUTO COMPONENTS  -  0.19%
ArvinMeritor, Inc. 8.75% 2012                                                                       $     16,835           17,797
Meritor Automotive, Inc. 6.80% 2009                                                                        2,000            1,980
Tenneco Automotive Inc., Series B, 11.625% 2009                                                            7,000            4,795
Delco Remy International, Inc. 10.625% 2006                                                                3,000            1,560
Dura Operating Corp., Series B, 8.625% 2012                                                                1,500            1,515
                                                                                                                           27,647

AIRLINES  -  0.19%
Northwest Airlines, Inc.:
 8.375% 2004                                                                                               2,450            2,070
 8.52% 2004                                                                                                1,500            1,275
 7.625% 2005                                                                                               4,915            3,367
 8.875% 2006                                                                                               4,475            2,931
 9.875% 2007                                                                                              10,000            6,450
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                               9,000            7,200
Continental Airlines, Inc., MBIA insured, 2.32% 2009  (1) (2)                                              2,000            2,002
Delta Air Lines, Inc. 10.375% 2022                                                                         2,577            1,678
United Air Lines, Inc. 9.00% 2003 (6)                                                                      2,000              210
Jet Equipment Trust: (2)
 Series 1994-A, 11.79% 2013                                                                                4,000               40
 Series 1995-B, 10.91% 2014                                                                                5,000               50
 Series 1995-D, 11.44% 2014                                                                               10,000                1
                                                                                                                           27,274


SPECIALTY RETAIL  -  0.16%
Office Depot, Inc. 10.00% 2008                                                                             6,500            7,443
Lowe's Companies, Inc. 8.25% 2010                                                                          6,000            7,432
PETCO Animal Supplies, Inc. 10.75% 2011                                                                    5,375            5,946
Gap, Inc. 9.90% 2005 (1)                                                                                   1,300            1,388
Toys "R" Us, Inc. 7.625% 2011                                                                                780              757
Staples, Inc. 7.375% 2012 (2)                                                                                400              440
                                                                                                                           23,406

HOUSEHOLD DURABLES  -  0.16%
Toll Brothers, Inc. 6.875% 2012 (2)                                                                        9,875           10,188
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                  5,600            5,467
Salton, Inc. 12.25% 2008                                                                                     450              446
Lennar Corp.:
 7.625% 2009                                                                                               2,000            2,070
 9.95% 2010                                                                                                  500              548
Ryland Group, Inc. 9.75% 2010                                                                              2,000            2,200
Boyds Collection, Ltd., Series B, 9.00% 2008                                                               1,806            1,806
                                                                                                                           22,725

AIR FREIGHT & LOGISTICS  -  0.15%
Atlas Air, Inc., Pass Through Trust: (10)
 Series 2000-1, Class B, 9.057% 2017                                                                       3,164            1,107
 Series 1998-1, Class A, 7.38% 2018                                                                       25,619           16,836
 Series 1999-1, Class A-1, 7.20% 2020                                                                      2,392            1,614
 Series 2000-1, Class A, 8.707% 2021                                                                       3,519            2,428
                                                                                                                           21,985

IT CONSULTING & SERVICES  -  0.14%
Electronic Data Systems Corp.:
 7.125% 2005 (2)                                                                                           9,500            9,798
 7.125% 2009                                                                                               9,775           10,061
                                                                                                                           19,859

PHARMACEUTICALS  -  0.12%
Lilly Del Mar, Inc. 2.859% 2029 (1) (2)                                                                   18,000           17,938

OFFICE ELECTRONICS  -  0.11%
Xerox Corp. 0.57% convertible subordinated debentures 2018                                                24,000           15,240
Xerox Capital PLC 5.875% 2004                                                                              1,000              960
                                                                                                                           16,200

ENERGY EQUIPMENT & SERVICES  -  0.08%
Colonial Pipeline Co. 7.75% 2010 (2)                                                                      10,000           11,789

SOFTWARE  -  0.06%
Computer Associates International, Inc. 6.50% 2008                                                         9,915            9,407

BEVERAGES  -  0.06%
Constellation Brands, Inc. 8.125% 2012                                                                     5,000            5,200
Cott Beverages Inc. 8.00% 2011                                                                             2,675            2,849
                                                                                                                            8,049

TEXTILES, APPAREL & LUXURY GOODS  -  0.05%
Levi Strauss & Co.:
 6.80% 2003                                                                                                4,600            4,554
 11.625% 2008                                                                              Euro               2,000         2,036
                                                                                                                            6,590

PERSONAL PRODUCTS  -  0.01%
Estee Lauder Companies Inc. 6.00% 2012                                                              $      1,510            1,653

MARINE  -  0.01%
International Shipholding Corp., Series B, 7.75% 2007                                                      1,000              805

INTERNET SOFTWARE & SERVICES  -  0.00%
Exodus Communications, Inc. 11.625% 2010 (6) (10)                                                          1,313               66

MORTGAGE-BACKED OBLIGATIONS
PRIVATE ISSUE
COMMERCIAL MORTGAGE-BACKED SECURITIES  -  4.54% (10)
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                                   14,767           15,792
 Series 1998-WF2, Class A-1, 6.34% 2030                                                                    5,673            6,095
 Series 1998-HF2, Class A-2, 6.48% 2030                                                                   17,000           19,096
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                                   9,027            9,789
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                                  10,000           11,303
GMAC Commercial Mortgage Securities, Inc.:
 Series 1998-C2, Class C, 6.50% 2008                                                                       9,000           10,018
 Series 1997-C1, Class A-3, 6.869% 2029                                                                   20,000           22,648
 Series 1997-C2, Class C, 6.91% 2029                                                                       8,900            9,263
 Series 1997-C1, Class D, 6.997% 2029                                                                      8,300            9,344
 Series 1997-C2, Class E, 7.624% 2029                                                                     10,000            9,751
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 2.039% 2013  (1) (2)                                                           7,365            7,358
 Series 2002-HOME, Class C, 2.839% 2013  (1) (2)                                                          10,000           10,000
 Series 1999-WF2, Class X, interest only, 0.263% 2019 (1)                                                296,798            5,711
 Series 1998-C1, Class A-1, 6.34% 2030                                                                     5,647            6,135
 Series 1999-C1, Class X, interest only, 1.038% 2031 (1) (2)                                             162,354            9,010
 Series 2000-WF2, Class A-2, 7.32% 2032                                                                   16,480           19,431
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                          44,550           49,956
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                                   5,908            6,134
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                  13,000           14,099
 Series 2001-CK6, Class A-2, 6.103% 2036                                                                  20,000           22,141
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                                  5,535            5,801
DLJ Mortgage Acceptance Corp.:
 Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                                                               8,818            9,694
 Series 1995-CF2, Class A-1B, 6.85% 2027 (2)                                                              12,297           12,428
 Series 1996-CF1, Class A-2, 7.698% 2028  (1) (2)                                                          7,900            8,833
 Series 1997-CF1, Class A-1A, 7.40% 2030 (2)                                                                 710              727
 Series 1998-CF1, Class A-1B, 6.41% 2031                                                                  10,000           11,169
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                               38,869           41,571
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                                    19,560           20,295
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                                  17,468           19,437
GS Mortgage Securities Corp. II, Series 1998-C1: (1)
 Class D, 7.209% 2030                                                                                      3,750            4,036
 Class E, 7.209% 2030                                                                                     31,076           30,644
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A-1, 7.60% 2028                                                                        700              711
 Series 1998-1, Class A-1, 6.34% 2030                                                                      8,284            8,762
 Series 1998-1, Class A-2, 6.56% 2030                                                                      8,965           10,081
 Series 2000-1, Class A-1, 7.656% 2032                                                                    11,468           12,844
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1:
 Class A-2, 7.439% 2031                                                                                    5,000            5,863
 Class B, 7.619% 2031                                                                                     17,125           20,131
 Class C, 7.625% 2031                                                                                      5,000            5,838
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1A, 6.14% 2031                                                                  11,955           12,713
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                                  10,000           11,267
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
6.746% 2031                                                                                               18,000           20,177
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (2)                                    15,615           16,399
Commercial Mortgage, Series 2000-FL3A, Class D, 2.75% 2012 (1) (2)                                        13,776           13,722
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                   10,000           12,115
Merrill Lynch Mortgage Investors, Inc.: (1)
 Series 1995-C2, Class D, 7.571% 2021                                                                        267              288
 Series 1995-C3, Class A-3, 7.111% 2025                                                                    9,947           10,503
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                            9,450           10,686
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                         8,750            9,898
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                                2,869            3,040
 Series 1998-C1, 6.23% 2031                                                                                6,301            6,807
First Union-Lehman Brothers-Bank of America Commerical Mortgage Trust,
Series 1998-C2, Class A-1, 6.28% 2035                                                                      8,342            8,933
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                      6,847            7,402
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                    4,842            5,201
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                                 4,251            4,551
Asset Securitization Corp., Series 1996-D3, Class A-1B, 7.21% 2026                                         2,491            2,565
Government Lease Trust, Series 1999-GSA1, Class A-1, MBIA insured, 5.86% 2003 (2)                            441              443
                                                                                                                          658,649

COLLATERALIZED MORTGAGE OBLIGATIONS  -  0.64% (10)
GE Capital Mortgage Services, Inc.:
 Series 1994-15, Class A-10, 6.00% 2009                                                                   16,376           16,615
 Series 1994-9, Class A-9, 6.50% 2024                                                                      2,920            2,929
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1,
Class 1-B2  6.50% 2031 (1) (2)                                                                            12,852           12,948
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A-1, 7.156% 2003 (2)                       12,405           12,654
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                                  9,115            9,478
Security National Mortgage Loan Trust, Class A-2: (2)
 Series 2001-3A, 5.37% 2014                                                                                1,670            1,735
 Series 2000-1, 8.75% 2024                                                                                 6,286            6,703
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.109% 2040 (1) (2)                               7,253            7,173
Residential Asset Securitization Trust, Series 1997-A3, Class B-1, 7.75% 2027                              6,279            6,336
Residential Funding Mortgage Securities I, Inc.:
 Series 2001-S1, Class A-1, 7.00% 2016                                                                     1,289            1,323
 Series 1998-S17, Class M-1, 6.75% 2028                                                                    3,801            3,913
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                             3,212            3,332
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                              2,308            2,361
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                                      1,881            2,022
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027 (2)                                       1,060            1,189
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                                 1,001            1,028
Bear Stearns Structured Securities Inc., Series 1997-2, Class AWAC, 10.359% 2036 (1) (2)                     529              571
                                                                                                                           92,310

OTHER  -  0.58%
Structured Asset Securities Corp, Class A:  (1) (2) (10)
 Series 1998-RF2, 8.522% 2027                                                                             22,821           24,704
 Series 1998-RF1, 8.677% 2027                                                                              7,857            8,635
 Series 1999-RF1, 7.869% 2028                                                                              5,400            5,753
Arena BV, Series 2000-1, Class A, 6.10% 2062 (1) (10)                                      Euro             15,500         17,935
Nykredit 6.00% 2029 (10)                                                                     DKr         101,066           14,662
Hypothekenbank in Essen AG 5.25% 2008                                                      Euro               6,000         6,702
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                              5,000            5,360
First Boston Mortgage Securities Corp., Series D: (10)
 principal only, 0% 2017                                                                              $      344              303
 interest only, 10.965% 2017                                                                                 344               62
                                                                                                                           84,116

AGENCY PASS-THROUGHS (10)
Fannie Mae  -  4.38%
5.00% 2018                                                                                                30,000           30,698
5.50% 2013 - 2018                                                                                        176,351          182,787
6.00% 2016 - 2032                                                                                        119,716          124,956
6.50% 2016 - 2032                                                                                        215,923          226,448
6.511% 2026 (1)                                                                                            3,305            3,445
7.00% 2009 - 2032                                                                                         38,628           40,835
7.50% 2009 - 2031                                                                                         15,276           16,255
8.00% 2023 - 2031                                                                                          1,940            2,106
8.50% 2009 - 2027                                                                                            735              790
9.00% 2018 - 2022                                                                                            842              939
9.50% 2009                                                                                                    97              107
10.00% 2018                                                                                                2,100            2,370
11.237% 2020                                                                                               1,670            2,000
12.00% 2019                                                                                                1,572            1,843
                                                                                                                          635,579

Government National Mortgage Association  -  2.21%
6.00% 2033                                                                                                69,225           72,005
6.50% 2008 - 2031                                                                                          3,545            3,759
7.00% 2008 - 2031                                                                                        111,293          118,561
7.50% 2007 - 2032                                                                                         41,310           44,346
8.00% 2017 - 2030                                                                                         47,327           51,371
8.50% 2020 - 2029                                                                                          4,161            4,577
9.00% 2009 - 2022                                                                                          4,544            5,057
9.50% 2009 - 2021                                                                                          3,856            4,299
10.00% 2019 - 2022                                                                                        14,164           16,238
                                                                                                                          320,213

Freddie Mac  -  1.40%
5.00% 2018 - 2033                                                                                        112,500          115,132
5.50% 2033                                                                                                 5,000            5,097
6.00% 2017 - 2033                                                                                         72,931           75,659
8.00% 2003 - 2026                                                                                          1,065            1,148
8.25% 2007                                                                                                   483              515
8.50% 2007 - 2027                                                                                          4,138            4,520
8.75% 2008                                                                                                   627              685
11.00% 2018                                                                                                  455              517
                                                                                                                          203,273

AGENCY (10)
COLLATERALIZED MORTGAGE OBLIGATIONS  -  1.16%
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                                                           194              206
 Series 93-247, Class Z, 7.00% 2023                                                                        3,980            4,080
 Series 1994-4, Class ZA, 6.50% 2024                                                                       1,505            1,515
 Series 2001-4, Class GA, 10.101% 2025 (1)                                                                 3,102            3,642
 Series 2001-4, Class NA, 11.733% 2025 (1)                                                                14,641           17,890
 Series 1998-W5, Class B3, 6.50% 2028 (2)                                                                  4,627            4,604
 Series 2002-W3, Class A-5, 7.50% 2028                                                                    25,075           26,848
 Series 2002-W7, Class A-5, 7.50% 2029                                                                     3,534            3,833
 Series 2001-20, Class E, 9.596% 2031 (1)                                                                    654              758
 Series 2001-20, Class C, 11.723% 2031 (1)                                                                   720              874
 Series 2001-T10, Class A-1, 7.00% 2041                                                                   35,263           37,411
 Series 2001-50, Class BA, 7.00% 2041                                                                     12,197           12,747
 Series 2002-W1, Class 2A, 7.50% 2042                                                                     27,936           30,085
Freddie Mac:
 Series 1849, Class Z, 6.00% 2008                                                                          5,713            5,943
 Series 2310, Class A, 10.55% 2017 (1)                                                                     3,963            4,633
 Series 41, Class F, 10.00% 2020                                                                             783              803
 Series 178, Class Z, 9.25% 2021                                                                             609              625
 Series 2002-T-042, Class A-2, 5.50% 2042                                                                 12,000           12,233
                                                                                                                          168,730

ASSET-BACKED OBLIGATIONS (10)
AIRPLANE EQUIPMENT TRUST CERTIFICATES-SINGLE LESSEE  -  1.68%
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                                      1,541              770
 Series 1998-3, Class C-2, 7.25% 2005                                                                     12,000            6,000
 Series 1999-2, Class C-2, 7.434% 2006                                                                     2,000            1,000
 Series 1997-1, Class C-1, 7.42%  2008 (1)                                                                 1,213              606
 Series 2000-2, Class C, 8.312% 2012                                                                       2,945            1,472
 Series 1997-1, Class B, 7.461% 2014                                                                         904              542
 Series 1996, Class B, 7.82% 2015                                                                          5,046            3,027
 Series 1997-1, Class A, 7.461% 2016                                                                      15,137           12,261
 Series 1996-2, Class B, 8.56% 2016                                                                        1,476              886
 Series 1996-2, Class C, 10.22% 2016                                                                       4,527            2,037
 Series 1996-2, Class D, 11.50% 2016                                                                       2,063              825
 Series 2001-1, Class B,  7.373% 2017                                                                      3,025            1,966
 Series 1998-1, Class B, 6.748% 2018                                                                       3,620            2,353
 Series 1998-1, Class A, 6.648% 2019                                                                      23,946           20,354
 Series 1997-4, Class A, 6.90% 2019                                                                       29,949           26,241
 Series 2000-2, Class B, 8.307% 2019                                                                       1,926            1,252
 Series 1999-1, Class A, 6.545% 2020                                                                       5,381            4,673
 Series 1999-1, Class B, 6.795% 2020                                                                      16,769           10,900
 Series 1999-2, Class A-1, 7.256% 2021                                                                     1,712            1,502
 Series 2000-1, Class A-1, 8.048% 2022                                                                     4,609            4,053
 Series 2000-1, Class B, 8.388% 2022                                                                       4,344            3,068
U.S. Airways, Inc., MBIA insured, Class G:
 Series 2000-1, 8.11% 2017                                                                                 2,256            2,328
 Series 2000-3, 7.89% 2020                                                                                27,760           29,048
 Series 2000-2, 8.02% 2020                                                                                14,000           14,653
 Series 2001-1, 7.076% 2022                                                                               15,262           15,770
USAir, Inc., Pass Through Trust, Series 1993-A3, 10.375% 2013 (6)                                          2,250              563
Delta Air Lines, Inc.:
 Series 2002-1, Class C, 7.779% 2013                                                                      13,500            9,855
 Series 1992-A2, 9.20% 2014                                                                               11,500            7,130
 1991 Equipment trust certificates: (2)
  Series I, 10.00% 2014                                                                                    5,000            3,350
  Series J, 10.00% 2014                                                                                    5,000            3,350
 1990 Equipment trust certificates, Series F, 10.79% 2014 (2)                                              1,700            1,156
Northwest Airlines, Inc. Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                               8,000            8,306
American Airlines, Inc.:
 Series 2001-2, Class A-1, 6.978% 2012                                                                     4,197            4,057
 Series 1991-C2, 9.73% 2014                                                                                6,410            3,013
 Series 2001-1, Class B, 7.377% 2019                                                                       9,071            6,289
Southwest Airlines Co., Series 2001-1:
 Class A-2, 5.496% 2006                                                                                    5,000            5,285
 Class B, 6.126% 2006                                                                                      7,500            7,919
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012 (6)                                           9,000            6,930
AIR 2 US, Series A, 8.027% 2020 (2)                                                                       10,112            6,572
Jet Equipment Trust: (2)
 Series 1995-B, Class A, 7.63% 2015                                                                        3,625            1,813
 Series 1995-B, Class C, 9.71% 2015                                                                        5,500              660
 Series 1995-A, Class C, 10.69% 2015                                                                       2,750              358
                                                                                                                          244,193

AUTO LOAN  -  1.53%
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                                        7,000            7,469
 Series 2000-1, Class B, 7.55% 2005                                                                       14,750           15,919
 Series 2002-1, Class A-3, 4.15% 2006                                                                     12,000           12,382
 Series 2001-2, Class B, 5.75% 2007                                                                        7,119            7,403
 Series 2001-3, Class B, 2.37% 2008 (1)                                                                   16,914           16,934
 Series 2002-4, Class B, 3.82% 2009                                                                       10,000           10,014
 Series 2002-2, Class B, 4.67% 2010                                                                        2,000            2,022
Triad Auto Receivables Owner Trust:
 Series 1999-1, Class A-2, FSA insured, 6.09% 2005                                                           752              757
 Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                                                      10,000           10,084
 Series 2002-B, Class A-3, AMBAC insured, 3.00% 2009 (2)                                                  10,000           10,047
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                          16,000           16,719
WFS Financial 2002-3 Owner Trust, Class A-4, 3.50% 2010                                                   15,000           15,385
AmeriCredit Automobile Receivables Trust, Series 2001-D, Class A-4,
FSA insured, 4.41% 2008                                                                                   15,000           15,673
Harley-Davidson Motorcycle Trust:
 Series 2001-3, Class B, 3.72% 2009                                                                        1,665            1,699
 Series 2001-3, Class A-2, 4.04% 2009                                                                      5,000            5,192
 Series 2002-2, Class B, 2.84% 2010                                                                        4,539            4,548
Drive Auto Receivables Trust, Class A, MBIA insured: (2)
 Series 2000-1, 6.672% 2006                                                                                2,643            2,728
 Series 2001-2, 3.91% 2007                                                                                 7,762            7,900
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                               10,000           10,375
First Investors Auto Owner Trust, Series 2002-A, Class A,
MBIA insured, 3.46% 2008 (2)                                                                               7,949            8,043
CPS Auto Trust, Class A-2, XLCA insured: (2)
 Series 2002-B, 3.50% 2009                                                                                 5,000            5,064
 Series 2002-C, 3.52% 2009                                                                                 2,500            2,517
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                         7,000            7,065
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS,
MBIA insured, 7.11% 2007 (2)                                                                               5,261            5,622
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26% 2009 (2)                      4,643            4,802
Hyundai Auto Receivables Trust, Class C: (2)
 Series 2001-A, 5.57% 2006                                                                                 2,380            2,460
 Series 2002-A, 3.91% 2009                                                                                 2,000            2,018
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                                   4,000            4,160
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                      2,552            2,620
Seawest Securitization LLC, Series 2002-A, Class A-2, XLCA insured, 2.58% 2008 (2)                         2,500            2,502
Rental Car Finance Corp., Series 1997-1, Class C-2, 2.37% 2005 (1) (2)                                     2,000            1,990
                                                                                                                          222,113

CREDIT CARD  -  1.42%
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (2)
 Class A-2FX, 4.685% 2012                                                                                 14,236           14,408
 Class A-3FX, 6.298% 2012                                                                                 45,307           45,781
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                       35,000           35,282
Metris Master Trust: (1)
 Series 2000-1, Class A, 1.72% 2008                                                                        5,000            4,769
 Series 2001-3, Class B, 2.32% 2008                                                                       17,000           15,201
 Series 2000-3, Class A, 1.68% 2009                                                                        3,500            3,202
 Series 2001-2, Class B, 2.50% 2009                                                                       10,000            8,072
MBNA Credit Card Master Note Trust, Series 2002-1, Class B-1, 5.15% 2009                                  17,000           18,090
MBNA Master Credit Card Trust II, Series 1999-B:
 Class A, 5.90% 2011                                                                                       3,000            3,285
 Class B, 6.20% 2011                                                                                       3,750            4,144
NextCard Credit Card Master Note Trust, Class B:  (1) (2)
 Series 2000-1A, 2.22% 2006                                                                               14,125            7,063
 Series 2001-1A, 2.30% 2007                                                                                6,000            4,200
Providian Master Trust, Series 2000-3, Class C, 7.60% 2007 (2)                                             8,750            9,018
Consumer Credit Reference Index Securities Program Trust,
Series 2002-2A, 10.421% 2007 (2)                                                                           8,250            8,570
Nordstrom Credit Card Master Note Trust, Series 2002-1A,
Class B, 2.12% 2010  (1) (2)                                                                               8,000            7,760
First USA Credit Card Master Trust, Series 1997-4, Class A, 2.32% 2010 (1) (2)                             6,630            6,449
BA Master Credit Card Trust, Series 1998-A, Class B, 1.69% 2005 (1)                                        6,000            6,005
Capital One Master Trust:
 Series 1999-1, Class C, 6.60% 2007 (2)                                                                    2,500            2,633
 Series 2002-1A, Class B, 2.02% 2011 (1)                                                                   1,000              991
CompuCredit Credit Card Master Note Business Trust,
Series 2001-One, Class B, 2.90% 2008 (1) (2)                                                               1,500            1,380
                                                                                                                          206,303

ASSET BACKED SECURITIES  -  0.69%
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                             31,887           31,920
Educational Enhancement Funding Corp. Tobacco Settlement Bonds,
Series 2002-A, Class A, 6.72% 2025                                                                        26,000           26,157
Garanti Trade Payment Rights Master Trust, Series 1999-B, Class 1, 10.81% 2004 (2)                        14,198           14,383
Banco Itau SA, XLCA insured, 2.505% 2007 (1) (2)                                                          11,400           11,286
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)                           10,000           10,414
NPF XII, Inc.: (2) (5) (6)
 Series 1999-3A, Class B, 2.389% 2003   (1)                                                                3,000               30
 Series 2001-1A, Class A, 1.989% 2004   (1)                                                                7,000            1,750
 Series 2001-3, Class A, 5.52% 2007                                                                       16,000            4,000
                                                                                                                           99,940

MANUFACTURED HOUSING  -  0.56%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00%  2018                                                                       2,250            2,000
 Series 1995-3, Class B-2, 8.10% 2025                                                                      5,000            2,252
 Series 1995-8, Class B-2, 7.65% 2026                                                                      8,197            2,748
 Series 1995-6, Class B-2, 8.00% 2026                                                                      2,785              893
 Series 1996-6, Class B-2, 8.35% 2027                                                                     10,174            1,326
 Series 1996-5, Class B-2, 8.45% 2027                                                                      6,567              856
 Series 1996-10, Class A-6, 7.30% 2028                                                                     8,484            8,228
 Series 1997-8, Class B-2, 7.75% 2028                                                                      3,074              461
 Series 1998-4, Class B-2, 8.11% 2028                                                                     12,988            2,013
 Series 1997-6, Class A-7, 7.14% 2029                                                                     15,677           15,695
 Series 1997-6, Class B-2, 7.75% 2029                                                                      4,958              842
Conseco Finance Home Equity Loan Trust, Series 2002-B:
 Class M-1, 3.131% 2033 (1)                                                                                4,500            4,287
 Class A-2, 5.31% 2033                                                                                    11,500           11,699
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3:
 Class A-2, 5.16% 2033                                                                                     8,000            8,037
 Class A-3, 5.79% 2033                                                                                     5,000            4,861
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A: (1)
 Class M-1, 2.87% 2032                                                                                     4,000            4,000
 Class M-2, 3.67% 2032                                                                                    11,000           10,303
                                                                                                                           80,501

FRANCHISE EQUIPMENT  -  0.33%
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (2)                                     14,988           15,695
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017 (2)                                     13,800           15,208
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022 (2)                            8,988            9,337
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                             3,648            3,612
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A, 3.42% 2008 (1) (2)                              3,382            3,406
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029                             8,500              900
                                                                                                                           48,158

HOME EQUITY  -  0.28%
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2000-HI5, Class A-I-4, 6.94% 2014                                                                  9,000            9,169
 Series 2001-HI4, Class A-3, 5.32% 2015                                                                    8,539            8,690
 Series 2001-HI4, Class A-4, 5.64% 2016                                                                   12,000           12,497
 Series 2001-HS2, Class A-4, 6.43% 2016                                                                    7,500            7,804
Asset Backed Securities Corp. Home Equity Loan Trust, Class A-IO, interest only:
 Series 2001-HE2, 4.50% 2031                                                                              82,960            1,484
 Series 2001-HE3, 5.05% 2031 (1)                                                                          14,785              663
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A,
interest only, 5.64% 2004                                                                                 20,545              726
                                                                                                                           41,033

STRANDED ASSET  -  0.28%
California Infrastructure and Economic Development Bank,
Special Purpose Trust, Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                              4,000            4,371
 PG&E-1, Class A-7, 6.42% 2008                                                                            12,499           13,614
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                        15,000           17,112
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                                4,500            5,181
                                                                                                                           40,278

HOME IMPROVEMENT  -  0.01%
The Money Store Trust, Series 1996-D, Class A-14, MBIA insured, 6.985% 2016                                  921              928

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES & BONDS  -  11.15%
6.00% August 2004                                                                                        106,000          113,814
11.625% November 2004 (9)                                                                                 30,000           35,557
6.50% May 2005                                                                                            16,490           18,306
6.75% May 2005                                                                                            10,300           11,483
5.75% November 2005                                                                                       86,000           95,070
5.875% November 2005                                                                                      20,000           22,180
4.625% May 2006                                                                                           25,000           26,964
6.875% May 2006                                                                                          169,000          194,446
3.375% January 2007 (12)                                                                                 212,831          229,757
6.25% February 2007                                                                                       16,675           19,127
4.375% May 2007                                                                                           32,500           34,900
6.625% May 2007                                                                                           40,000           46,695
6.125% August 2007                                                                                        25,000           28,756
3.625% January 2008 (12)                                                                                  61,719           67,766
5.625% May 2008                                                                                           40,000           45,395
4.75% November 2008                                                                                       40,000           43,677
9.125% May 2009                                                                                           18,000           19,873
6.00% August 2009                                                                                        131,810          153,263
10.375% November 2009 (9)                                                                                 12,500           14,483
10.00% May 2010                                                                                            5,000            5,927
3.50% January 2011 (12)                                                                                   93,747          102,638
5.00% February 2011                                                                                       25,000           27,480
5.00% August 2011                                                                                         38,260           41,975
10.375% November 2012                                                                                     24,500           32,766
12.00% August 2013 (9)                                                                                    10,000           14,569
7.50% November 2016                                                                                       87,000          113,874
7.875% February 2021                                                                                      20,000           27,452
5.375% February 2031                                                                                      26,220           28,600
                                                                                                                        1,616,793

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  -  1.19%
7.00% 2005                                                                                                90,000          100,935
6.00% 2012                                                                                                25,000           26,336
6.75% 2028                                                                                                15,000           15,062
7.25% 2030                                                                                                23,750           29,875
                                                                                                                          172,208

FREDDIE MAC BONDS & NOTES  -  0.62%
4.25% 2005                                                                                                27,250           28,708
5.75% 2010                                                                                 Euro             12,000         13,905
4.75% 2012                                                                                          $     20,000           19,994
6.75% 2031                                                                                                22,650           27,147
                                                                                                                           89,754

FEDERAL HOME LOAN BANK BONDS & NOTES  -  0.07%
4.875% 2004                                                                                               10,250           10,698

GOVERNMENTS & GOVERNMENTAL BODIES (EXCLUDING U.S.)
NON-U.S. GOVERNMENT OBLIGATIONS  -  6.63%
Deutschland Republic:
 6.875% 2005                                                                               Euro           32,590           37,220
 5.25% 2008                                                                                               69,400           78,721
Bundesrepublik:
 6.00% 2007                                                                                               23,827           27,682
 5.25% 2010                                                                                               64,340           73,102
Bundesobligation Eurobond:
 3.25% 2004                                                                                               20,000           21,139
 4.50% 2006                                                                                               36,000           39,411
Treuhandanstalt:
 7.125% 2003                                                                                              12,376           13,025
 6.75% 2004                                                                                               10,500           11,606
Netherlands Government Eurobond 5.00% 2012                                                                59,820           66,491
Hungarian Government:
 8.50% 2006                                                                                   HUF      4,500,000           20,920
 6.25% 2007                                                                                            4,455,000           19,253
 6.75% 2013                                                                                            4,750,000           21,288
French Government O.A.T. Eurobond:
 5.25% 2008                                                                                Euro            3,720            4,221
 4.00% 2009                                                                                               10,000           10,653
 5.50% 2010                                                                                                1,840            2,109
 Principal Strip 0% 2019                                                                                  45,000           21,217
 5.50% 2029                                                                                               16,360           18,849
Canadian Government:
 9.00% 2004                                                                                C$             10,000            7,044
 4.25% 2026 (12)                                                                                          64,692           47,539
Spanish Government:
 6.00% 2008                                                                                Euro           36,061           42,050
 6.15% 2013                                                                                               10,000           12,042
United Kingdom:
 6.50% 2003                                                                                Pound           5,700            9,412
 5.00% 2008                                                                                                8,960           14,968
 5.00% 2012                                                                                                8,220           13,861
 6.00% 2028                                                                                                5,650           11,218
Hellenic Republic:
 8.90% 2004                                                                                Euro           14,380           16,198
 8.60% 2008                                                                                               22,010           28,429
 7.50% 2013                                                                                                1,820            2,378
Polish Government:
 8.50% 2005                                                                                 PLZ           25,600            7,053
 Series 0605, 8.50% 2005                                                                                  22,525            6,257
 8.50% 2006                                                                                               44,000           12,447
 8.50% 2006                                                                                               11,000            3,164
 6.00% 2010                                                                                               61,500           16,510
Kingdom of Denmark 6.00% 2009                                                                DKr         190,000           29,822
Japanese Government 0.90% 2008                                                             Yen         3,400,000           29,503
Norwegian Government:
 6.75% 2007                                                                                   NOK         75,000           11,329
 5.50% 2009                                                                                              124,500           17,842
Swedish Government:
 3.50% 2006                                                                                 SKr          110,000           12,484
 5.25% 2011                                                                                              110,000           13,222
United Mexican States Government Eurobonds, Global:
 8.375% 2011                                                                                        $      1,800            2,039
 11.375% 2016                                                                                              6,658            8,938
 8.30% 2031                                                                                                8,220            8,693
Italian Government BTPS Eurobond 6.00% 2007                                                Euro           16,204           18,858
New South Wales Treasury Corp. 8.00% 2008                                                  A$             26,000           16,477
Russian Federation:  (1)
 5.00% 2030                                                                                         $     12,390            9,850
 5.00% 2030 (2)                                                                                              145              115
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (1)                                                                    4,036            3,592
 10.75% 2020                                                                                                 210              234
 9.375% 2023                                                                                               3,686            3,806
 8.875% 2027                                                                                                 250              248
 9.375% 2029                                                                                                 675              726
State of Qatar 9.75% 2030                                                                                  5,750            7,202
Banque Centrale de Tunisie 7.375% 2012                                                                     6,250            6,609
Bulgaria (Republic of) 8.25% 2015                                                                          3,726            4,082
Chile (Republic of) 7.125% 2012                                                                            3,000            3,379
Dominican Republic 9.50% 2006 (2)                                                                          2,135            2,268
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (3)                                                                                     1,060              704
 8.875% 2024                                                                                               1,375              760
 12.25% 2030                                                                                                 425              296
 11.00% 2040                                                                                                 610              381
New Zealand Government 4.50% 2016 (12)                                                     NZ$             3,417            1,899
Argentina (Republic of): (13)
 Series E, 0% 2003                                                                                  $      1,000              225
 7.00%/15.50% 2008 (4)                                                                                     4,095              921
 11.75% 2009                                                                                                  60               14
 11.375% 2017                                                                                                 65               16
 12.25% 2018 (3)                                                                                           1,048              215
 12.00% 2031 (3)                                                                                           1,829              375
Ireland (Republic of) Eurobond 5.00% 2013                                                  Euro               1,190         1,319
Jamaican Government 10.625% 2017                                                                    $      1,250            1,234
Guatemala (Republic of) 10.25% 2011 (2)                                                                    1,000            1,133
Venezuela (Republic of):
 Eurobond 2.313% 2007 (1)                                                                                    476              365
 9.25% 2027                                                                                                  915              624
Philippines (Republic of):
 9.875% 2019                                                                                                 500              496
 10.625% 2025                                                                                                470              485
Peru (Republic of):
 9.125% 2012                                                                                                 432              424
 Past Due Interest Eurobond 4.50% 2017 (1)                                                                   426              338
Turkey (Republic of) 12.375% 2009                                                                            500              543
                                                                                                                          961,562

DEVELOPMENT AUTHORITIES  -  0.09%
International Bank for Reconstruction & Development, Series MTN, 0% 2031                                  40,000            7,572
Corporacion Andina de Fomento 6.875% 2012                                                                  5,895            6,193
                                                                                                                           13,765

TAXABLE MUNICIPAL OBLIGATIONS  -  0.22%
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
Series 2002-E:
 3.975% 2005                                                                                              10,000           10,128
 4.33% 2006                                                                                                5,000            5,077
Chugach Electric Association, Inc., Series 2001-A, MBIA insured, 6.55% 2011                                7,500            8,464
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego                       7,811            8,148
Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (2) (10)
                                                                                                                           31,817

Miscellaneous  -  0.14%
Other bonds, notes & preferred stocks in initial period of acquisition                                                     20,179


Equity related securities

Stocks & warrants  -  0.16% (7)
Nextel Communications, Inc., Class A  (2)                                                         765,694 shares            8,844
ZiLOG, Inc. (14)                                                                                       2,555,000            7,282
ZiLOG, Inc. - MOD III Inc., unit  (5) (14)                                                                 2,555            1,369
Wilshire Financial Services Group, Inc. (14)                                                           1,601,967            5,206
Clarent Hospital Corp.  (14)                                                                             309,802              775
Protection One Alarm Monitoring, Inc., warrants, expire 2005  (2)  (5)                                    54,400                2
NTL Inc., warrants, expire 2008  (2)  (5)                                                                 26,362
                                                                                                                           23,478

Miscellaneous  -  0.00%
Other equity securities in initial period of acquisition                                                                      237


Total bonds, notes, preferred stocks & equity related securities (cost: $13,151,172,000)                               13,087,444





Short-term securities

Corporate short-term notes  -  5.52%
Receivables Capital Corp.: (2)
 1.35% due 1/3/2003                                                                                 $     38,800           38,796
 1.32% due 1/17/2003                                                                                       7,000            6,996
Enterprise Funding Corp. 1.36% due 1/21/2003 (2) (9)                                                      35,445           35,417
Kraft Foods Inc.:
 1.30% due 1/27/2003                                                                                      23,500           23,477
 1.30% due 1/28/2003                                                                                       5,000            4,995
 1.30% due 2/4/2003                                                                                       20,000           19,975
 1.32% due 2/26/2003                                                                                      20,800           20,757
Pfizer Inc: (2)
 1.30% due 1/15/2003                                                                                      25,000           24,987
 1.29% due 2/26/2003                                                                                      44,000           43,910
Triple-A One Funding Corp.: (2)
 1.33% due 1/10/2003                                                                                      15,379           15,373
 1.36% due 1/17/2003                                                                                      14,506           14,497
 1.34% due 2/19/2003                                                                                      17,034           17,002
 1.35% due 2/26/2003                                                                                      12,000           11,974
Merck & Co. Inc.:
 1.30% due 1/7/2003                                                                                       38,000           37,990
 1.30%  due 1/31/2003                                                                                     10,500           10,488
Corporate Asset Funding Co. Inc. 1.34% due 1/9/2003 (2)                                                   29,400           29,390
Ciesco LP 1.30% due 1/21/2003                                                                             17,000           16,987
Gannett Co.: (2)
 1.28% due 1/9/2003                                                                                       25,000           24,992
 1.30% due 1/22/2003                                                                                      19,600           19,584
Medtronic Inc. 1.31% due 1/28/2003 (2)                                                                    39,000           38,960
Wells Fargo & Co. 1.31% due 1/24/2003                                                                     33,600           33,571
Schering Corp.:
 1.29% due 2/3/2003                                                                                       12,600           12,585
 1.27% due 2/6/2003 (9)                                                                                   19,700           19,674
Edison Asset Securitization LLC: (2)
 1.34% due 1/22/2003                                                                                       7,000            6,994
 1.34% due 2/24/2003                                                                                      25,000           24,949
American Express Credit Corp.:
 1.36% due 1/14/2003                                                                                      20,000           19,989
 1.29% due 1/30/2003                                                                                      10,800           10,788
Executive Jet Inc. due 1.33% 2/19/2003 (2) (9)                                                            30,091           30,035
American General Finance Corp. 1.50% due 2/3/2003                                                         30,000           29,957
Harley-Davidson Funding Corp.: (2)
 1.30% due 1/15/2003                                                                                      10,000            9,995
 1.29% due 2/12/2003                                                                                      18,000           17,972
FCAR Owner Trust I 1.33% due 1/16/2003 (9)                                                                25,000           24,985
ChevronTexaco Corp. 1.31% due 1/23/2003                                                                   24,800           24,779
Kimberly-Clark Corp. 1.26% due 1/6/2003 (2)                                                               11,200           11,198
Kimberly-Clark Worldwide Inc. 1.27% due 1/17/2003 (2)                                                     11,000           10,993
Scripps (E.W.) Co. 1.58% due 1/8/2003 (2)                                                                 18,000           17,994
Abbott Laboratories Inc.: (2)
 1.50% due 1/7/2003                                                                                       11,500           11,497
 1.30% due 1/23/2003                                                                                       5,700            5,695
Johnson & Johnson 1.30% due 1/7/2003 (2)                                                                  10,000            9,998
Motiva Enterprises LLC 1.30% due 1/13/2003                                                                10,000            9,995
                                                                                                                          800,190

Federal agency discount notes  -  4.95%
Federal Home Loan Bank:
 1.27%-1.455% due 1/2/2003                                                                                29,500           29,498
 1.68% due 1/10/2003 (9)                                                                                  47,000           46,978
 1.692% due 1/15/2003 (9)                                                                                 21,000           20,985
 1.255% due 1/29/2003                                                                                     25,000           24,975
 1.26%-1.43% due 2/5/2003 (9)                                                                             32,951           32,907
 1.24% due 2/7/2003                                                                                       25,000           24,967
 1.245%-1.26% due 2/14/2003 (9)                                                                           74,800           74,683
 1.28% due 2/19/2003                                                                                      17,700           17,669
 1.255% due 2/21/2003                                                                                      5,700            5,690
 1.245% due 2/25/2003                                                                                      5,300            5,290
 1.265% due 3/7/2003                                                                                      25,000           24,943
 1.277% due 3/14/2003                                                                                     25,000           24,937
Freddie Mac:
 1.27% due 1/14/2003                                                                                       6,100            6,097
 1.28% due 1/21/2003 (9)                                                                                  45,400           45,366
 1.26% due 2/4/2003                                                                                        8,700            8,689
 1.285% due 2/11/2003                                                                                     27,300           27,259
 1.28% due 2/12/2003 (9)                                                                                  40,000           39,939
 1.24% due 2/21/2003                                                                                      25,000           24,955
 1.28% due 3/27/2003                                                                                      10,500           10,469
 1.24% due 4/3/2003 (9)                                                                                   56,700           56,518
Fannie Mae:
 1.69% due 1/7/2003 (9)                                                                                   40,000           39,987
 1.26% due 2/14/2003                                                                                      20,000           19,968
 1.29% due 2/25/2003 (9)                                                                                  50,000           49,900
 1.28% due 3/5/2003                                                                                       25,000           24,944
Federal Farm Credit Banks:
 1.68% due 1/13/2003                                                                                       8,823            8,818
 1.265% due 3/5/2003                                                                                      18,400           18,359
 1.265% due 3/6/2003                                                                                       4,000            3,991
                                                                                                                          718,781

Certificates of deposit  -  0.09%
State Street Bank & Trust 1.32% due 2/20/2003                                                             13,000           13,000


Total short-term securities (cost: $1,531,966,000)                                                                      1,531,971


Total investment securities (cost: $14,683,138,000)                                                                    14,619,415
Other assets less liabilities                                                                                            (119,067)

Net assets                                                                                                            $14,500,348

(1)  Coupon rate may change periodically.
(2)  Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3)  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4)  Step bond; coupon rate will increase at a later date.
(5)  Valued under fair value procedures adopted by authority of the Board of Directors.
(6)  Company not making interest payments;
     bankruptcy proceedings pending.
(7)  Security did not produce income during the last 12 months.
(8)  Purchased as a unit; issue was separated but reattached for reporting purposes.
(9)  This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Pass-through securities backed by a pool of
     mortgages or other loans on which principal payments are
     periodically made.  Therefore, the effective maturities
     are shorter than the stated maturities.
(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(12) Index-linked bond whose principal amount moves with a government retail price index.
(13) Scheduled interest payment not made; reorganization pending.
(14) The fund owns 8.54%, 8.82% and 5.07% of the outstanding voting securities of ZiLOG, Inc.,
     Wilshire Financial Services Group, Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.


See Notes to Financial Statements




Bond Fund of America
Financial statements

Statement of assets and liabilities
at December 31, 2002
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $14,639,345)                                                        $14,604,783
  Affiliated issuers (cost: $43,793)                                                                   14,632      $14,619,415
 Cash                                                                                                                   10,611
 Receivables for:
  Sales of investments                                                                                 49,301
  Sales of fund's shares                                                                               45,866
  Dividends and interest                                                                              201,209          296,376
                                                                                                                    14,926,402
Liabilities:
 Payables for:
  Purchases of investments                                                                            378,691
  Repurchases of fund's shares                                                                         33,354
  Open forward currency contracts                                                                         904
  Closed forward currency contracts                                                                     4,178
  Investment advisory services                                                                          3,577
  Services provided by affiliates                                                                       5,101
  Deferred Directors' compensation                                                                        189
  Other fees and expenses                                                                                  60          426,054
Net assets at December 31, 2002                                                                                    $14,500,348

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $15,251,127
 Distributions in excess of net investment income                                                                      (23,316)
 Accumulated net realized loss                                                                                        (665,476)
 Net unrealized depreciation                                                                                           (61,987)
Net assets at December 31, 2002                                                                                    $14,500,348

Total authorized capital stock - 2,500,000 shares, $.001 par value
                                                                                                       Shares  Net asset value
                                                                                   Net assets     outstanding     per share (1)

Class A                                                                           $12,600,382         992,196           $12.70
Class B                                                                               938,628          73,910            12.70
Class C                                                                               554,457          43,660            12.70
Class F                                                                               180,185          14,188            12.70
Class 529-A                                                                            50,164           3,950            12.70
Class 529-B                                                                            16,660           1,312            12.70
Class 529-C                                                                            27,864           2,194            12.70
Class 529-E                                                                             3,471             273            12.70
Class 529-F                                                                               164              13            12.70
Class R-1                                                                                 832              66            12.70
Class R-2                                                                              20,881           1,644            12.70
Class R-3                                                                              18,158           1,430            12.70
Class R-4                                                                              10,713             844            12.70
Class R-5                                                                              77,789           6,125            12.70

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $13.19 for each.

See Notes to Financial Statements



Statement of operations
for the year ended December 31, 2002
(dollars in thousands)

Investment income:
 Income:
  Interest                                                                                           $947,401
  Dividends                                                                                            14,515         $961,916

 Fees and expenses:
  Investment advisory services                                                                         40,506
  Distribution services                                                                                41,293
  Transfer agent services                                                                              15,669
  Administrative services                                                                               1,320
  Reports to shareholders                                                                                 712
  Registration statement and prospectus                                                                   921
  Postage, stationery and supplies                                                                      1,695
  Directors' compensation                                                                                  68
  Auditing and legal                                                                                       94
  Custodian                                                                                               672
  State and local taxes                                                                                   143
  Other                                                                                                     3
  Total expenses before reimbursement                                                                 103,096
   Reimbursement of expenses                                                                               14          103,082
 Net investment income                                                                                                 858,834

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                        (443,923)
  Non-U.S. currency transactions                                                                      (16,418)        (460,341)
 Net unrealized appreciation on:
  Investments                                                                                         401,587
  Non-U.S. currency translations                                                                        2,116          403,703
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               (56,638)
Net increase in net assets resulting
 from operations                                                                                                      $802,196







Statement of changes in net assets
(dollars in thousands)


Year ended December 31
                                                                                                         2002             2001
Operations:
 Net investment income                                                                               $858,834         $768,969
 Net realized loss on investments and
  non-U.S. currency transactions                                                                     (460,341)        (125,097)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                                   403,703           66,291
  Net increase in net assets
   resulting from operations                                                                          802,196          710,163

Dividends paid to shareholders from net investment income                                            (863,912)        (739,198)

Capital share transactions                                                                          2,604,167        2,532,478

Total increase in net assets                                                                        2,542,451        2,503,443

Net assets:
 Beginning of year                                                                                 11,957,897        9,454,454
 End of year (including
  distributions in excess of
  net investment income: $23,316 and $7,454,
  respectively)                                                                                   $14,500,348      $11,957,897



See Notes to Financial Statements

Notes to financial statements


1. Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge   Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero        Classes B and 529-B
                                               for redemptions within          convert to classes A and
                                               six years of purchase           529-A,respectively, after
                                                                               eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None           1% for redemptions within       Class C converts to
                                                one year of purchase           Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None           1% for redemptions within              None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2002, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $14,782,187,000.

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains
                                                                                                                 $148
Loss deferrals related to non-U.S. currency that were realized during the period November 1,
2002 through December 31, 2002                                                                                (2,241)
Short-term and long-term capital loss deferrals                                                             (582,545)
Gross unrealized appreciation on investment securities                                                        742,903
Gross unrealized depreciation on investment securities                                                      (905,675)



Short-term and long-term capital loss deferrals above include capital loss carryforwards of $24,538,000, $42,420,000, $57,575,000 and $254,538,000 expiring in 2007, 2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $203,474,000, that were realized during the period November 1, 2002 through December 31, 2002.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Year ended December 31, 2002

                                   Distributions from ordinary income

                                Net investment income     Short-term        Distributions from long-term                  Total
Share class                        and currency gains  capital gains                       capital gains     distributions paid
Class A                                     $ 786,683              -                                   -              $ 786,683
Class B                                        40,937              -                                   -                 40,937
Class C                                        22,056              -                                   -                 22,056
Class F                                         8,650              -                                   -                  8,650
Class 529-A(1)                                  1,373              -                                   -                  1,373
Class 529-B(1)                                    390              -                                   -                    390
Class 529-C(1)                                    660              -                                   -                    660
Class 529-E(1)                                     70              -                                   -                     70
Class 529-F(1)                                      1              -                                   -                      1
Class R-1(2)                                        9              -                                   -                      9
Class R-2(2)                                      214              -                                   -                    214
Class R-3(2)                                      191              -                                   -                    191
Class R-4(2)                                       97              -                                   -                     97
Class R-5(2)                                    2,581              -                                   -                  2,581
Total                                       $ 863,912              -                                   -              $ 863,912

Year ended December 31, 2001
                                  Distributions from ordinary income

                               Net investment income     Short-term        Distributions from long-term                  Total
Share class                        and currency gains  capital gains                       capital gains     distributions paid
Class A                                     $ 718,108              -                                   -              $ 718,108
Class B                                        15,528              -                                   -                 15,528
Class C(3)                                      3,716              -                                   -                  3,716
Class F(3)                                      1,846              -                                   -                  1,846
Total                                       $ 739,198              -                                   -              $ 739,198

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002.
(2) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(3) Class C and F shares were offered beginning March 15, 2001.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on an annual rate of 2.25% on the first $8,333,333 of the fund's monthly gross investment income and 2.00% on such income in excess of $8,333,333. For the year ended December 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.307% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $12,491,000 for Class A. There were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended December 31, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $29,650          $14,714        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B            7,108            955          Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C           3,915           Included            $853
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class F            336            Included            264
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-A           32            Included             58
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-B           71            Included             22
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-C          121            Included             36
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-E           6             Included              3
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Class 529-F           -*            Included              -*
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-1            2             Included              2
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-2            31            Included             25
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-3            17            Included             13
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-4            4             Included              4
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Class R-5      Not applicable      Included             40
                                         in
                                   administrative
                                      services
-----------------------------------------------------------------------
-----------------------------------------------------------------------
     Total           $41,293          $15,669            $1,320
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Year ended December 31, 2002

Share class                       Sales(1)        Sales(1)           Reinvestments of dividends
                                   Amount           Shares               Amount          Shares
Class A                       $ 4,275,824          342,033            $ 651,356          52,134
Class B                           549,413           43,871               31,518           2,528
Class C                           458,783           36,606               16,938           1,360
Class F                           229,900           18,412                6,607             530
Class 529-A(2)                     49,464            3,961                1,370             110
Class 529-B(2)                     16,313            1,307                  389              32
Class 529-C(2)                     27,376            2,192                  659              53
Class 529-E(2)                      3,348              269                   70               5
Class 529-F(2)                        160               13                    1              -*
Class R-1(3)                          829               67                    9               1
Class R-2(3)                       22,198            1,802                  212              17
Class R-3(3)                       20,692            1,675                  191              15
Class R-4(3)                       10,791              883                   97               8
Class R-5(3)                       85,786            6,891                1,500             122
Total net increase
   (decrease) in fund         $ 5,750,877          459,982            $ 710,917          56,915


Year ended December 31, 2001

Share class                       Sales(1)        Sales(1)           Reinvestments of dividends
                                   Amount           Shares               Amount          Shares
Class A                       $ 3,848,566          297,309            $ 582,309          45,082
Class B                           409,659           31,665               11,772             913
Class C(4)                        218,877           16,943                2,915             226
Class F(4)                         98,077            7,589                1,349             105
Total net increase
   (decrease) in fund         $ 4,575,179          353,506            $ 598,345          46,326


Year ended December 31, 2002

Share class                                Repurchases(1)                    Net increase
                                     Amount            Shares            Amount         Shares
Class A                        $ (3,478,409)         (279,194)      $ 1,448,771        114,973
Class B                            (115,299)           (9,277)          465,632         37,122
Class C                            (111,519)           (8,994)          364,202         28,972
Class F                            (132,996)          (10,729)          103,511          8,213
Class 529-A(2)                       (1,501)             (121)           49,333          3,950
Class 529-B(2)                         (330)              (27)           16,372          1,312
Class 529-C(2)                         (638)              (51)           27,397          2,194
Class 529-E(2)                          (16)               (1)            3,402            273
Class 529-F(2)                           (1)               -*               160             13
Class R-1(3)                            (25)               (2)              813             66
Class R-2(3)                         (2,162)             (175)           20,248          1,644
Class R-3(3)                         (3,212)             (260)           17,670          1,430
Class R-4(3)                           (585)              (47)           10,304            844
Class R-5(3)                        (10,934)             (888)           76,352          6,125
Total net increase
   (decrease) in fund          $ (3,857,627)         (309,766)      $ 2,604,167        207,131


Year ended December 31, 2001

Share class                                Repurchases(1)                    Net increase
                                     Amount            Shares            Amount         Shares
Class A                        $ (2,551,817)         (197,331)      $ 1,879,058        145,060
Class B                             (35,003)           (2,710)          386,428         29,868
Class C(4)                          (32,026)           (2,481)          189,766         14,688
Class F(4)                          (22,200)           (1,719)           77,226          5,975
Total net increase
   (decrease) in fund          $ (2,641,046)         (204,241)      $ 2,532,478        195,591


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(4) Class C and F shares were offered beginning March 15, 2001.



6. Forward currency contracts

As of December 31, 2002, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                 Contract amount                  U.S. valuations at December 31, 2002
                                             Non-U.S.          U.S.            Amount                Unrealized (depreciation)
Non-U.S. currency contracts                   (000)           (000)            (000)                        (000)

Euros expiring 1/17 to 3/11/2003             Euro 15,801       $15,650         $16,554                      $(904)

7. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2002, the total value of restricted securities was $2,395,532,000, which represents 16.52% of the net assets of the fund.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,087,650,000 and $6,038,653,000, respectively, during the year ended December 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2002, the custodian fee of $672,000 includes $102,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)
                                                                          Income from investment operations(2)
                                                                                              Net
                                             Net asset                              (losses)gains
                                                value,                  Net         on securities           Total from
                                             beginning           investment        (both realized           investment
                                             of period               income        and unrealized)          operations
Class A:
 Year ended 12/31/2002                          $12.79                 $.82                 $(.08)                $.74
 Year ended 12/31/2001                           12.79                  .93                  (.03)                 .90
 Year ended 12/31/2000                           12.98                  .94                  (.17)                 .77
 Year ended 12/31/1999                           13.61                  .93                  (.63)                 .30
 Year ended 12/31/1998                           14.00                  .94                  (.24)                 .70
Class B:
 Year ended 12/31/2002                           12.79                  .72                  (.08)                 .64
 Year ended 12/31/2001                           12.79                  .83                  (.03)                 .80
 Period from 3/15/2000 to 12/31/2000             12.92                  .62                  (.08)                 .54
Class C:
 Year ended 12/31/2002                           12.79                  .71                  (.08)                 .63
 Period from 3/15/2001 to 12/31/2001             13.05                  .63                  (.27)                 .36
Class F:
 Year ended 12/31/2002                           12.79                  .81                  (.08)                 .73
 Period from 3/15/2001 to 12/31/2001             13.05                  .70                  (.27)                 .43
Class 529-A:
 Period from 2/15/2002 to 12/31/2002             12.76                  .69                  (.04)                 .65
Class 529-B:
 Period from 2/15/2002 to 12/31/2002             12.76                  .60                  (.04)                 .56
Class 529-C:
 Period from 2/19/2002 to 12/31/2002             12.73                  .60                  (.02)                 .58
Class 529-E:
 Period from 3/7/2002 to 12/31/2002              12.70                  .61                   .02                  .63
Class 529-F:
 Period from 9/26/2002 to 12/31/2002             12.31                  .19                   .40                  .59
Class R-1:
 Period from 6/11/2002 to 12/31/2002             12.65                  .38                   .06                  .44
Class R-2:
 Period from 5/31/2002 to 12/31/2002             12.72                  .40                  (.01)                 .39
Class R-3:
 Period from 6/4/2002 to 12/31/2002              12.73                  .42                  (.02)                 .40
Class R-4:
 Period from 5/20/2002 to 12/31/2002             12.67                  .47                   .04                  .51
Class R-5:
 Period from 5/15/2002 to 12/31/2002             12.66                  .52                   .05                  .57


                                                         Dividends and distributions

                                              Dividends
                                              (from net          Distributions               Total
                                             investment          (from capital       dividends and
                                                 income)                 gains)      distributions
Class A:
 Year ended 12/31/2002                            $(.83)                   $ -               $(.83)
 Year ended 12/31/2001                             (.90)                     -                (.90)
 Year ended 12/31/2000                             (.96)                     -                (.96)
 Year ended 12/31/1999                             (.93)                     -                (.93)
 Year ended 12/31/1998                             (.95)                  (.14)              (1.09)
Class B:
 Year ended 12/31/2002                             (.73)                     -                (.73)
 Year ended 12/31/2001                             (.80)                     -                (.80)
 Period from 3/15/2000 to 12/31/2000               (.67)                     -                (.67)
Class C:
 Year ended 12/31/2002                             (.72)                     -                (.72)
 Period from 3/15/2001 to 12/31/2001               (.62)                     -                (.62)
Class F:
 Year ended 12/31/2002                             (.82)                     -                (.82)
 Period from 3/15/2001 to 12/31/2001               (.69)                     -                (.69)
Class 529-A:
 Period from 2/15/2002 to 12/31/2002               (.71)                     -                (.71)
Class 529-B:
 Period from 2/15/2002 to 12/31/2002               (.62)                     -                (.62)
Class 529-C:
 Period from 2/19/2002 to 12/31/2002               (.61)                     -                (.61)
Class 529-E:
 Period from 3/7/2002 to 12/31/2002                (.63)                     -                (.63)
Class 529-F:
 Period from 9/26/2002 to 12/31/2002               (.20)                     -                (.20)
Class R-1:
 Period from 6/11/2002 to 12/31/2002               (.39)                     -                (.39)
Class R-2:
 Period from 5/31/2002 to 12/31/2002               (.41)                     -                (.41)
Class R-3:
 Period from 6/4/2002 to 12/31/2002                (.43)                     -                (.43)
Class R-4:
 Period from 5/20/2002 to 12/31/2002               (.48)                     -                (.48)
Class R-5:
 Period from 5/15/2002 to 12/31/2002               (.53)                     -                (.53)

                                                                                       Ratio of           Ratio of
                                               Net asset               Net assets,     expenses         net income
                                              value, end     Total   end of period   to average         to average
                                               of period  return(3)   (in millions)  net assets         net assets
Class A:
 Year ended 12/31/2002                            $12.70     6.11%         $12,600         .71%              6.59%
 Year ended 12/31/2001                             12.79      7.15          11,223          .71               7.17
 Year ended 12/31/2000                             12.79      6.19           9,366          .72               7.35
 Year ended 12/31/1999                             12.98      2.29           9,477          .69               6.96
 Year ended 12/31/1998                             13.61      5.17           9,541          .66               6.94
Class B:
 Year ended 12/31/2002                             12.70      5.28             939         1.47               5.77
 Year ended 12/31/2001                             12.79      6.37             471         1.45               6.30
 Period from 3/15/2000 to 12/31/2000               12.79      4.33              88         1.42(5)            6.65(5)
Class C:
 Year ended 12/31/2002                             12.70      5.20             554         1.55               5.66
 Period from 3/15/2001 to 12/31/2001               12.79      2.83             188         1.57(5)            6.25(5)
Class F:
 Year ended 12/31/2002                             12.70      6.04             180          .77               6.44
 Period from 3/15/2001 to 12/31/2001               12.79      3.35              76          .79(5)            7.03(5)
Class 529-A:
 Period from 2/15/2002 to 12/31/2002               12.70      5.33              50          .75(5)            6.46(5)
Class 529-B:
 Period from 2/15/2002 to 12/31/2002               12.70      4.55              17         1.64(5)            5.57(5)
Class 529-C:
 Period from 2/19/2002 to 12/31/2002               12.70      4.75              28         1.63(5)            5.58(5)
Class 529-E:
 Period from 3/7/2002 to 12/31/2002                12.70      5.14               3         1.13(5)            6.06(5)
Class 529-F:
 Period from 9/26/2002 to 12/31/2002               12.70      4.81            - (4)         .30               1.51
Class R-1:
 Period from 6/11/2002 to 12/31/2002               12.70      3.59               1         1.52(5)(6)         5.55(5)
Class R-2:
 Period from 5/31/2002 to 12/31/2002               12.70      3.23              21         1.48(5)(6)         5.56(5)
Class R-3:
 Period from 6/4/2002 to 12/31/2002                12.70      3.31              18         1.10(5)(6)         5.95(5)
Class R-4:
 Period from 5/20/2002 to 12/31/2002               12.70      4.21              11          .74(5)(6)         6.20(5)
Class R-5:
 Period from 5/15/2002 to 12/31/2002               12.70      4.66              78          .42(5)            6.75(5)

Year ended December 31
                                                                       2002    2001    2000      1999    1998

Portfolio turnover rate for all classes of shares                       50%     64%     62%       47%     66%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.53%, 1.67%, 1.20% and .77% for classes R-1, R-2, R-3 and R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.



Independent auditors' report

To the Board of Directors and Shareholders of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
February 3, 2002



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1%/ of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 6% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2003 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                         THE BOND FUND OF AMERICA, INC.



Item 23. Exhibits

(a) Articles of Incorporation - previously filed (see P/E Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; and No. 48 filed
     2/15/02)

(b) By-laws - previously filed (see P/E Amendment No. 41 filed 2/28/97; and No. 47 filed 3/9/01)

(c) Form of Share Certificate - previously filed (see P/E Amendment No. 47 filed 3/9/01)

(d) Form of Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 45 filed 1/5/00)

(e) Form of Amended and Restated Principal Underwriting Agreement and Selling Group Agreements - previously filed (see P/E Amendment No. 48 filed 2/15/02 and P/E Amendment No. 49 filed 5/13/02)

(f)  Bonus or profit sharing contracts - none

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 49 filed 5/13/02)

(h-1)Other  material  contracts  - Form of Amended and  Restated  Administrative
     Services Agreement - previously filed (see P/E Amendment No. 48 filed 2/15/02)

(h-2) Amendment of Shareholder Services Agreement

(i)  Legal opinion - previously  filed (see P/E Amendment No. 49 filed  5/13/02)

(j)  Consent of Independent Auditors

(k)  Omitted financial statements - none

(l) Initial capital agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; No. 48 filed
     2/15/02; and No. 49 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 48 filed 2/15/02)

(o)  reserved

(p)  Code of Ethics - previously filed (see P/E Amendment No. 48 filed 2/15/02)





                         The Bond Fund of America - C-1

Item 24. Persons Controlled by or Under Common Control with Registrant

          None


Item 25. Indemnification

     Registrant is a joint-insured under Investment Advisor/Mutual fund Errors and Omissions Policies, which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Article VI, Section 7 of the Articles of Incorporation of the Fund provides that:

     "(7) The Corporation shall provide any indemnification required by the laws of Maryland and shall indemnify directors, officers, agents and employees as follows:

          (a) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was such director or officer or an employee or agent of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgement, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

          (b) The Corporation shall indemnify any director or officer of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was such director or officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in defense or settlement of such action or suit if he acted in good faith and in a manner he

                         The Bond Fund of America - C-2
     reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

          (c) To the extent that a director or officer of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

          (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Corporation) in a written opinion; and any determination so made shall be conclusive.

          (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized herein.

          (f) Agents and employees of the Corporation who are not directors or officers of the Corporation may be indemnified under the same standards and procedures set forth above, in the discretion of the Board of Directors.

          (g) Any indemnification pursuant to this paragraph shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.



                         The Bond Fund of America - C-3

               (h) Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

                    Subsection  (b) of Section 2-418 of the General  Corporation
               Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:
               (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

     Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

     Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such

                         The Bond Fund of America - C-4
person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

         Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933.


Item 26. Business and Other Connections of Investment Adviser

          None


Item 27. Principal Underwriters

          (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High- Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice Persident                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083



                         The Bond Fund of America - C-5





(b)    (1) (2) (3) Robert B. Aprison Vice President None 2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr. Regional Vice President None 9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613



                         The Bond Fund of America - C-6





(b)    (1) (2) (3) C. Alan Brown Vice President None 4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None



                         The Bond Fund of America - C-7





(b)    (1) (2) (3) Ruth M. Collier Senior Vice President None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None



                         The Bond Fund of America - C-8





(b)    (1) (2) (3) Thomas J. Dickson Regional Vice President None 108 Wilmington
       Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None



                         The Bond Fund of America - C-9





(b)    (1) (2) (3) Daniel B. Frick Regional Vice President None 845 Western
       Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

                   B Evelyn K. Glassford Vice President None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                      Chairman and Director

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None


                         The Bond Fund of America - C-10





(b)                 (1)                                       (2)                                      (3)

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None



                         The Bond Fund of America - C-11





(b)    (1) (2) (3) T. Blake Liberty Vice President None 5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None



                         The Bond Fund of America - C-12





(b)    (1) (2) (3) Terry W. McNabb Vice President None 2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301



                         The Bond Fund of America - C-13





(b)                 (1)                                       (2)                                      (3)
       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064



                         The Bond Fund of America - C-14





(b) (1) (2) (3) H Steve L. Rubin Vice President None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None


                         The Bond Fund of America - C-15





(b)                 (1)                                       (2)                                      (3)

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       3780 Fox Glove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034



                         The Bond Fund of America - C-16





(b)    (1) (2) (3) Francis N. Strazzeri Senior Vice President None 3021
       Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       4171 Roberts Point Circle
       Sarasota, FL  34242



                         The Bond Fund of America - C-17





(b) (1) (2) (3) L Debbie L. Wasilak Assistant Vice President None

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347



                         The Bond Fund of America - C-18





(b)                 (1)                                       (2)                                      (3)
       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782

----------
L       Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW      Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B       Business Address, 135 South State College Boulevard, Brea, CA 92821
S       Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF      Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H       Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I       Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

          (c) None


Item 28. Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29. Management Services

          None


Item 30. Undertakings

          n/a

                         The Bond Fund of America - C-19

                             SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of February, 2003.

                            THE BOND FUND OF AMERICA, INC.

                            By /s/ Paul G. Haaga, Jr.
                            ----------------------------------------------------
                            (Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 25, 2003, by the following persons in the capacities indicated.


    Signature                                         Title

(1) Principal Executive Officer:

          /s/ Abner D. Goldstine                      President/PEO and Director
         --------------------------------------------------------------
            (Abner D. Goldstine)

(2) Principal Financial Officer and Principal Accounting Officer:

          /s/ Susi M. Silverman                       Treasurer
         --------------------------------------------------------------
            (Susi M. Silverman)

(3) Trustees:

         Richard G. Capen, Jr.*                       Director
         H. Frederick Christie*                       Director
         Don R. Conlan*                               Director
         Diane C. Creel*                              Director
         Martin Fenton*                               Director
         Leonard R. Fuller*                           Director

         /s/ Abner D. Goldstine                       President/PEO and Director
            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                       Chairman and Director
            (Paul G. Haaga, Jr.)

         Richard G. Newman*                           Director
         Frank M. Sanchez*                            Director

*By       /s/ Julie F. Williams
         --------------------------------------------------------------------
         Julie F. Williams, Attorney-in-Fact

     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                                                  /s/ Kristine M. Nishiyama
                                                 ---------------------------
                                                 (Kristine M. Nishiyama)

                         The Bond Fund of America - C-20